OMB APPROVAL
                                                        OMB Number: 3235-0570

                                                        Expires: SEPT. 30, 2007

                                                        Estimated average burden
                                                        hours per response: 19.4


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                       Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT INC,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  12/31/05
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.
Elfun Funds

Annual Report
December 31, 2005



[GRAPHIC OMITTED]

Contents
--------------------------------------------------------------------------------


MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

     ELFUN INTERNATIONAL EQUITY FUND......................................    1

     ELFUN TRUSTS.........................................................    8

     ELFUN DIVERSIFIED FUND...............................................   14

     ELFUN TAX-EXEMPT INCOME FUND.........................................   33

     ELFUN INCOME FUND....................................................   47

     ELFUN MONEY MARKET FUND..............................................   62


NOTES TO PERFORMANCE......................................................   67

NOTES TO SCHEDULES OF INVESTMENTS.........................................   68

FINANCIAL STATEMENTS

   Financial Highlights...................................................   69

   Statements of Assets and Liabilities...................................   72

   Statements of Operations...............................................   74

   Statements of Changes in Net Assets....................................   76

   Notes to Financial Statements..........................................   78

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................   86

TAX INFORMATION...........................................................   87

ADVISORY AGREEMENT RENEWAL................................................   88

ADDITIONAL INFORMATION....................................................   90

INVESTMENT TEAM...........................................................   93

SHAREHOLDER SERVICES......................................................   96




--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Elfun International Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A

THE ELFUN INTERNATIONAL EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES BRIAN HOPKINSON, RALPH R. LAYMAN (PICTURED BELOW), JONATHAN L. PASSMORE, MICHAEL J. SOLECKI AND JUDITH A. STUDER. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. LAYMAN OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER IS LIMITED TO THE MANAGEMENT OF HIS OR HER PORTION OF THE FUND, THE SIZE OF WHICH PORTIONS MR. LAYMAN DETERMINES ON AN ANNUAL BASIS. THE PORTFOLIO MANAGERS DO NOT OPERATE INDEPENDENTLY OF EACH OTHER, RATHER, THE TEAM OPERATES COLLABORATIVELY, COMMUNICATING PURCHASES OR SALES OF SECURITIES ON BEHALF OF THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 93.


Q. HOW DID THE ELFUN INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2005?

A. For the twelve-month period ended December 31, 2005, the Elfun International Equity Fund returned 19.69%. The MSCI EAFE Index, the Fund's benchmark, returned 13.54% and the Fund's Lipper peer group of 204 International Large-Cap Core funds returned an average of 13.46% for the same period.


Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The international markets experienced strong absolute returns despite a major recovery in the value of the U.S. Dollar. Reforms in Japan sparked a powerful rally in the second half of the year, while emerging markets continued to outperform, driven by sustained global growth. A strong U.S. Dollar helped foreign exporters regain some competitive advantage after three years of Dollar weakness.


Q.  WHAT WORLD EVENTS HAD A MAJOR IMPACT ON FINANCIAL MARKETS?

A. The record-high energy prices and Asia's massive demand for raw materials provided a field day for the owners of these assets but high prices put pressure on consumers. Rising interest rates and weakness in overseas currencies sparked a major turnaround in the U.S. Dollar, which supported global companies over smaller, local operators. Inflation fears briefly loomed late in the year but subsided in the face of cheap consumer products flooding the major markets.


                                              [PHOTO OF RALPH R. LAYMAN OMITTED]
--------------------------------------------------------------------------------
                                                                               1

Elfun International Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A



Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Emerging energy plays, including Lukoil (Russia) and Petrobras (Brazil), were major contributors, as were oil service stocks such as Stolt Offshore (Norway). Japanese financials including Mitsubishi Estates (property) and Nomura Holdings (brokerage) rallied strongly in the second half, and IT holdings including Samsung Electronics (Korea) and Nidec (Japan - brushless motors) also made major contributions. Weakness was seen in stocks where competition was fierce such as in Smith & Nephew (UK - healthcare equipment) and where the consumer is over-stretched as witnessed with UK food retailer Tesco.


Q.  DID THE WEIGHTINGS/COUNTRY ALLOCATION OF THE FUNDS CHANGE?

A. The overall weight to emerging markets was reduced during the period as strong performances led to tactical trims of some stocks. The cash from these sells was redeployed into new opportunities in Japan, raising the weight in that country to the highest levels in many years, although the Fund is still underweight versus the index. There was a modest increase in the weight in the Pacific Rim, mainly in real estate opportunities, and equally modest reductions in UK and European holdings.


Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD AND WHY?

A. Holdings were added in Japanese companies that met our criteria, including brokerage and retail banking, on renewed vigor in those industries. Positions were added in real estate on a major shift in valuations and technology due to sheer competitive superiority. There was also a shift from energy asset plays to oil service stocks. Embraer (Brazil aerospace), Daikin (Japan - industrial) and Svenska Handelsbanken (Sweden) were eliminated for valuation reasons. Other key sales, including Canon (Japan) and Alcan (Canada), were due to competitive pressure or severe pricing issues.

Elfun International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2005 - DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,198.80                      1.15
---------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
    (2.5% for the period)            1,000.00                      1,023.89                      1.05
---------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.21% (FROM PERIOD JULY 1, 2005 - DECEMBER 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2005 WAS: 19.88%.

Elfun International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

             Elfun International Equity        MSCI EAFE Index
             Fund (ending value $23,874)       (ending value $17,594)
12/95        $10,000.00                        $10,000.00
12/96         11,613.48                         10,604.11
12/97         12,597.04                         10,792.29
12/98         14,784.21                         12,950.08
12/99         20,535.03                         16,442.04
12/00         18,693.58                         14,112.66
12/01         15,129.32                         11,062.36
12/02         12,098.17                          9,299.02
12/03         17,063.63                         12,887.11
12/04         19,947.20                         15,496.38
12/05         23,874.07                         17,593.91



            AVERAGE ANNUAL TOTAL RETURN
      FOR THE PERIODS ENDED DECEMBER 31, 2005
------------------------------------------------
                     ONE       FIVE      TEN
                     YEAR      YEAR      YEAR
------------------------------------------------
Elfun International
   Equity Fund     19.69%     5.01%      9.09%

MSCI EAFE Index    13.54%     4.51%      5.81%


                               INVESTMENT PROFILE

     A fund designed for investors who seek long-term growth of capital and future income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in equity securities of companies located in developed and developing countries outside the United States.


           TOP TEN EQUITY HOLDINGS
           AS OF DECEMBER 31, 2005
           AS A % OF MARKET VALUE
----------------------------------------
BHP Billiton PLC                 2.44%
----------------------------------------
Nomura Holdings, Inc.            2.28%
----------------------------------------
Total S.A.                       2.04%
----------------------------------------
GlaxoSmithKline PLC              1.99%
----------------------------------------
Roche Holding AG                 1.90%
----------------------------------------
Koninklijke Philips
Electronics N.V.                 1.82%
----------------------------------------
Toyota Motor Corp.               1.76%
----------------------------------------
Ente Nazionale
Idrocarburi S.p.A.               1.76%
----------------------------------------
Nestle S.A. (Regd.)              1.66%
----------------------------------------
Nokia OYJ                        1.64%
----------------------------------------



--------------------------------------------------------------------------------

                         LIPPER PERFORMANCE COMPARISON

                     INTERNATIONAL LARGE-CAP CORE PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/05

                                              ONE     FIVE    TEN
                                              YEAR    YEAR    YEAR

  Fund's rank in peer group: ..............     11        5       8

  Number of Funds in peer group: ..........    204      140      58

  Peer group average annual total return: .   13.46%    2.21%   6.11%


--------------------------------------------------------------------------------


SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN INTERNATIONAL EQUITY FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         ELFUN INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $336,472 AS OF DECEMBER 31, 2005.

      [PIE CHART OMITTED]

Continental Europe     37.0%
Japan                  17.2%
United Kingdom         16.4%
Short-Term             16.1%
Emerging Asia           5.4%
Latin America           3.6%
Pacific Rim             2.7%
Canada                  1.1%
Emerging Europe         0.5%



--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%+
--------------------------------------------------------------------------------

BRAZIL -- 3.1%

Cia Vale do Rio Doce ADR ..    133,957    $  5,511
Petroleo Brasileiro S.A. ADR    51,854       3,338
                                             8,849

CANADA -- 1.3%

Canadian National
   Railway Co. ............     22,858       1,823
Nortel Networks Corp. .....    177,454         539 (a)
Potash Corp of Saskatchewan     16,043       1,279
                                             3,641

CHINA -- 0.4%

China Petroleum &
   Chemical Corp. .........  2,446,000       1,207

DENMARK -- 0.5%

Group 4 Securicor PLC .....    481,370       1,355


--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
FINLAND -- 1.9%

Nokia OYJ .................    303,365    $  5,529

FRANCE -- 11.3%

Accor S.A. ................      7,871         431 (j)
AXA S.A. ..................    110,561       3,555 (j)
BNP Paribas ...............     62,111       5,008 (j)
Carrefour S.A. ............     42,834       2,000 (j)
Credit Agricole S.A. ......     91,743       2,880 (j)
France Telecom S.A. .......     66,609       1,649
Lagardere S.C.A. (Regd.) ..     10,745         824 (j)
LVMH Moet Hennessy
   Louis Vuitton S.A. .....     24,682       2,185 (j)
Renault S.A. ..............      5,576         453 (j)
Sanofi-Aventis ............     32,102       2,802 (j)
Total S.A. ................     27,428       6,865 (j)
Veolia Environnement ......     86,608       3,907 (j)
                                            32,559

GERMANY -- 5.6%

Allianz AG (Regd.) ........     17,939       2,707 (j)
BASF AG ...................     34,237       2,613
Bayerische Motoren Werke AG     13,221         578 (j)
E.ON AG ...................     41,887       4,318 (j)
Linde AG ..................     19,116       1,483
Siemens AG (Regd.) ........     52,631       4,495
                                            16,194

HONG KONG -- 1.8%

Hongkong Land Holdings Ltd.    504,997       1,586
Jardine Matheson
   Holdings Ltd. ..........     73,808       1,269
Sun Hung Kai Properties Ltd.   244,550       2,389 (j)
                                             5,244

INDIA -- 1.7%

ICICI Bank Ltd. ADR .......     65,387       1,883 (j)
Reliance Industries Ltd. GDR    74,277       2,936 (b)
                                             4,819



---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INTERNATIONAL EQUITY FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
ITALY -- 5.3%

Banca Intesa S.p.A. .......    471,389    $  2,488 (j)
Ente Nazionale Idrocarburi
   S.p.A. .................    214,335       5,924 (j)
Saipem S.p.A. .............     78,365       1,281
Telecom Italia S.p.A ......     69,315         171
UniCredito Italiano S.p.A.     792,549       5,441 (j)
                                            15,305

JAPAN -- 20.1%

Acom Co. Ltd. .............     35,799       2,299
Aiful Corp. ...............      3,300         275
Asahi Glass Co. Ltd. ......    259,014       3,342 (j)
Bank of Yokohama Ltd. .....    295,026       2,412
Chiyoda Corp. .............    174,160       3,999 (j)
Hoya Corp. ................     85,500       3,071
Komatsu Ltd. ..............    139,150       2,300
Kubota Corp. ..............    136,000       1,142
Mitsubishi Estate Co. Ltd.     247,946       5,147 (j)
Mitsubishi UFJ Financial
   Group, Inc. ............        398       5,395
Mitsui Sumitomo
   Insurance Co. Ltd. .....    384,000       4,695
Nidec Corp. ...............     52,452       4,457 (j)
Nomura Holdings, Inc. .....    400,496       7,669
SMC Corp. .................     16,059       2,293
Tokyu Corp. ...............    126,000         890 (j)
Toray Industries Inc. .....    300,997       2,453 (j)
Toyota Motor Corp. ........    114,287       5,926
                                            57,765

MALAYSIA -- 0.4%

Malaysia International
   Shipping Corp. BHD .....    447,518       1,172

MEXICO -- 1.1%

America Movil S.A. de C.V.
   ADR (Series L) .........    110,649       3,238

NETHERLANDS -- 3.2%

ING Groep N.V. ............     84,768       2,930
Koninklijke Philips
   Electronics N.V. .......    197,592       6,118
                                             9,048


--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
NORWAY -- 2.1%

Stolt Offshore S.A. .......    356,774    $  4,136 (a)
Telenor ASA ...............    184,951       1,810
                                             5,946

RUSSIA -- 0.6%

LUKOIL ADR ................     30,020       1,786 (b)

SINGAPORE -- 1.4%

CapitaLand Ltd. ...........  1,013,000       2,096
Singapore Telecommunications
   Ltd. ...................  1,141,441       1,792
                                             3,888

SOUTH KOREA -- 2.5%

Kookmin Bank ..............     51,253       3,879 (a)
Samsung Electronics Co. Ltd.                 5,170 3,370
                                             7,249

SPAIN -- 2.3%

Banco Santander Central
   Hispano S.A. (Regd.) ...    312,895       4,115 (j)
Telefonica S.A. ...........    164,732       2,470
Telefonica S.A. ADR .......      1,477          66
                                             6,651

SWEDEN -- 2.0%

Sandvik AB ................     72,100       3,352
Telefonaktiebolaget
   LM Ericsson ............    729,253       2,501
                                             5,853

SWITZERLAND -- 9.1%

ABB Ltd. (Regd.) ..........    383,093       3,706 (a)
Adecco S.A. (Regd.) .......     28,580       1,314
Credit Suisse Group (Regd.)     86,508       4,398 (h)
Holcim Ltd. (Regd.) .......     26,608       1,807
Nestle S.A. (Regd.) .......     18,752       5,592 (h)
Novartis AG (Regd.) .......     20,762       1,088
Roche Holding AG ..........     42,752       6,400
Swiss Reinsurance .........     23,778       1,736
                                            26,041




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INTERNATIONAL EQUITY FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
TAIWAN -- 1.2%

Taiwan Semiconductor
   Manufacturing Co. Ltd. .  1,880,011    $  3,578

UNITED KINGDOM -- 19.2%

BG Group PLC ..............    231,915       2,287
BHP Billiton PLC ..........    504,539       8,224 (h)
Brambles Industries PLC ...    389,697       2,790
Diageo PLC ................    257,948       3,731
GlaxoSmithKline PLC .......    265,905       6,706 (h)
Group 4 Securicor PLC .....    468,653       1,295
Kingfisher PLC ............    170,627         695
Lloyds TSB Group PLC ......    303,584       2,546
National Grid PLC .........     44,590         435
Prudential PLC ............    287,591       2,715
Reed Elsevier PLC .........    191,381       1,794
Rio Tinto PLC (Regd.) .....     81,773       3,727
Royal Bank of Scotland
   Group PLC ..............    131,153       3,951
Smith & Nephew PLC ........    169,739       1,560
Smiths Group PLC ..........    235,552       4,230
Tesco PLC .................    636,158       3,620
Vodafone Group PLC ........  1,728,991       3,725 (h)
Wolseley PLC ..............     56,012       1,178
                                            55,209

TOTAL INVESTMENTS IN SECURITIES
   (COST $207,123) ........                282,126

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.9%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.4%

GEI Short Term Investment Fund
4.42% .....................  3,938,114       3,938 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 17.5%

State Street Navigator Securities
   Lending Prime Portfolio
4.29% ..................... 50,407,767      50,408 (d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $54,346) .........                 54,346


                                            VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (COST $261,469) ........               $336,472

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (17.0)% .........                (48,945)
                                          --------

NET ASSETS-- 100.0% .......               $287,527
                                          ========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The Elfun International Equity Fund had the following long futures contracts open at December 31, 2005:

                            NUMBER     CURRENT
                EXPIRATION    OF       NOTIONAL   UNREALIZED
DESCRIPTION        DATE    CONTRACTS    VALUE    APPRECIATION
--------------------------------------------------------------------------------
DJ Euro Stoxx
   Index FuturesMarch 2006    26       $1,100       $    22
FTSE 100
   Index FuturesMarch 2006     6          578             9
Topix Index
   Futures      March 2006     5          696            21
                                                    -------
                                                    $    52
                                                    =======

The Elfun International Equity Fund was invested in the following sectors at December 31, 2005:

SECTOR            PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                    25.40%
Short-Term                                    16.15%
Industrials                                   12.09%
Energy                                         8.85%
Materials                                      8.05%
Information Technology                         6.85%
Consumer Discretionary                         5.65%
Healthcare                                     5.52%
Consumer Staples                               4.44%
Telecommunication Services                     4.43%
Utilities                                      2.57%
                                             -------
                                             100.00%
                                             =======




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Elfun Trusts
--------------------------------------------------------------------------------


THE ELFUN TRUSTS IS MANAGED BY DAVID B. CARLSON. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 93.

Q. HOW DID THE ELFUN TRUSTS PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2005?

A. For the twelve-month period ended December 31, 2005, the Elfun Trusts returned 0.80%. The S&P 500 Index, the Fund's benchmark, returned 4.92% and the Fund's Lipper peer group of 890 Large-Cap Core funds returned an average of 4.85% for the same period.


Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND PERFORMANCE?

A. In the past twelve months, skyrocketing energy prices have weighed on the stock market, and this concern intensified in the second half of the year, as hurricanes Katrina and Rita disrupted U.S. petroleum production. With crude oil prices above $60 a barrel, investors worried about the economy slowing. Against this backdrop, the Federal Reserve endeavored to dampen the inflationary effects of high energy costs, and tightened short rates at a measured pace throughout the year. Within the stock market, energy stocks remained strong (despite a 4th quarter pullback as commodity prices moderated), many cyclical stocks declined, and less cyclical stocks such as utilities and health care outperformed. Financials rallied late in the year, as the market contemplated an end to the Federal Reserve's tightening cycle. Large-cap stocks continued to lag the broad market, and value stocks once again outperformed growth stocks - although the Russell 1000 Growth beat the Russell 1000 Value in the last three quarters of the year.


Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The energy and utility sectors led the market during the 12-month period, rising 31% and 17%, respectively. As a growth oriented portfolio, the Fund owned no utility stocks and remained underweight in energy, making it difficult to perform in line with the major market averages. Within the energy sector, strong performance from oil services company, Schlumberger (+46%), was the largest contributor to the Fund's performance over the period. In an environment of rising interest rates and high energy prices, many of our consumer-oriented names were weak, including media companies Liberty Media (-16%) and Comcast (-22%); specialty retailers Home Depot (-4%) and Bed Bath & Beyond (-13%); and cruise company Carnival (-6%). Within the benchmark, the financials sector returned over +6% during the period and the Fund benefited from owning State Street (+15%) and AFLAC (+18%), but this was not enough to offset the negative impact of underweighting the sector and owning Fannie Mae (-30%).



                                             [PHOTO OF DAVID B. CARLSON OMITTED]
--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
                                                                             Q&A



    Vodafone, our only telecom services holding, declined (-19%), facing increased European competition and challenges in Japan. Beverage company, PepsiCo (+15%) added to the performance of our consumer staples holdings and this coupled with our underweight position in this sector positively affected the Fund during the period. Strong performance of our sole materials holding benefited the Fund as Monsanto (+41%) significantly outperformed the sector return of +5%. The company continued to report solid results and provided positive guidance for the future of its genetically modified seed operations. The Fund holdings of Intuit (+21%), UnitedHealth (+41%) and Amgen (+23%) all contributed significantly to the performance of the Fund.


Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. The Fund held 59 high quality companies at the end of the period. During the year the Fund reduced its exposure to financials. In addition we trimmed our position in Vodafone, our only holding in the telecom services sector. Throughout the year we added to certain positions in the information technology, materials, and consumer discretionary sectors. Early in the year, we increased our position in Monsanto; this holding was one of the largest contributors to performance during the period. We added to our position in eBay and initiated a position in Qualcomm after sharp sell-offs in the first half of 2005, both names contributed positively to performance since purchase. Bed Bath & Beyond, a well-managed retailer with above average long-term growth prospects, was a more recent addition. In the energy sector we initiated a position in oil services company, Baker Hughes, increasing our exposure to the oil services industry due to strong fundamentals and demand from oil and gas producers. Portfolio turnover for the period ran 10-15%, in-line with the historical range for the Fund.

    Despite the challenging environment, our investment strategy, which has provided the Fund's strong historical returns, remains unchanged. We continue to focus our efforts on fundamental, bottom-up stock selection and believe that the Fund remains well positioned for good relative performance over the long-term.

Elfun Trusts
                                              Understanding Your Fund's Expenses
--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2005 - DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,035.66                      0.51
---------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
    (2.5% for the period)            1,000.00                      1,024.41                      0.50
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.10% (FROM PERIOD JULY 1, 2005 - DECEMBER 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2005 WAS: 3.57%.

Elfun Trusts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                   [LINE GRAPH OMITTED]

         Elfun Trusts (ending value $25,385)     S&P 500 (ending value $23,861)
12/95    $10,000.00                              $10,000.00
12/96     12,354.67                               12,311.39
12/97     16,166.93                               16,409.82
12/98     19,875.79                               21,119.11
12/99     23,799.55                               25,568.45
12/00     25,201.90                               23,220.38
12/01     23,693.63                               20,454.37
12/02     18,976.31                               15,933.57
12/03     23,330.92                               20,510.99
12/04     25,182.77                               22,742.86
12/05     25,385.33                               23,861.46



           AVERAGE ANNUAL TOTAL RETURN
     FOR THE PERIODS ENDED DECEMBER 31, 2005
-----------------------------------------------
                  ONE      FIVE         TEN
                 YEAR      YEAR        YEAR
-----------------------------------------------
Elfun Trusts      0.80%     0.15%      9.76%

S&P 500           4.92%     0.55%      9.09%



                               INVESTMENT PROFILE
 A fund designed for investors who seek long-term growth of capital and future income rather than current income by investing primarily in equity securities of U.S. companies.

            TOP TEN HOLDINGS
         AS OF DECEMBER 31, 2005
         AS A % OF MARKET VALUE
----------------------------------------
Intuit Inc.                      4.50%
----------------------------------------
First Data Corp.                 4.39%
----------------------------------------
Schlumberger Ltd.                4.25%
----------------------------------------
State Street Corp.               4.02%
----------------------------------------
Carnival Corp.                   3.54%
----------------------------------------
The Home Depot, Inc.             3.50%
----------------------------------------
Johnson & Johnson                3.36%
----------------------------------------
Dover Corp.                      3.33%
----------------------------------------
Amgen, Inc.                      3.24%
----------------------------------------
Microsoft Corp.                  3.17%
----------------------------------------



--------------------------------------------------------------------------------
                          LIPPER PERFORMANCE COMPARISON

                            LARGE CAP CORE PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/05

                                                       ONE      FIVE    TEN
                                                       YEAR     YEAR    YEAR

  Fund's rank in peer group: ........................   808     209      18

  Number of Funds in peer group: ....................   890     619     229

  Peer group average annual total return: ...........  4.85%  (0.95%)  7.59%

--------------------------------------------------------------------------------


SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN TRUSTS
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  ELFUN TRUSTS
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $2,310,250 AS OF DECEMBER 31, 2005.

            [PIE CHART OMITTED]

Consumer Staples              2.6%
Materials                     1.7%
Information Technology       24.0%
Healthcare                   20.1%
Consumer Discretionary       18.6%
Financials                   16.0%
Energy                        7.0%
Industrials                   3.7%
Short-Term                    3.3%
Telecommunication Services    3.0%


--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.2%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 18.9%

Bed Bath & Beyond, Inc. ...    550,000  $   19,882 (a)
Carnival Corp. ............  1,530,000      81,809 (j)
Comcast Corp. (Class A) ...  2,400,000      61,656 (a)
Discovery Holding Co.
   (Series A) .............    350,000       5,303 (a,j)
eBay, Inc. ................    650,000      28,112 (a)
IAC/InterActiveCorp. ......    169,999       4,813 (a,j)
Liberty Global Inc.
   (Series C) .............  1,185,000      25,122 (a,j)
Liberty Global, Inc.
   (Series A) .............    910,000      20,475 (a,j)
Liberty Media Corp.
   (Series A) .............  9,100,000      71,617 (a)
News Corp. (Class A) ......    800,000      12,440 (j)
Omnicom Group, Inc. .......     90,000       7,662
Target Corp. ..............    190,000      10,444 (j)
The Home Depot, Inc. ......  2,000,000      80,960
                                           430,295

CONSUMER STAPLES -- 2.7%

Colgate-Palmolive Co. .....    286,670      15,724 (j)
PepsiCo, Inc. .............    760,000      44,901
                                            60,625



--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
ENERGY -- 7.2%

Baker Hughes Incorporated .    360,000  $   21,881 (j)
Exxon Mobil Corp. .........    760,000      42,689
Schlumberger Ltd. .........  1,010,000      98,121
                                           162,691

FINANCIALS -- 16.2%

AFLAC Incorporated ........    510,000      23,674 (j)
Alleghany Corp. ...........     37,142      10,548 (a)
American Express Co. ......    200,000      10,292
American International
   Group, Inc. ............    330,000      22,516
Berkshire Hathaway, Inc.
   (Class B) ..............     14,000      41,097 (a,j)
CB Richard Ellis Group, Inc.
   (Class A) ..............    100,000       5,885 (a,j)
Citigroup, Inc. ...........  1,100,000      53,383
Federal National
   Mortgage Assoc. ........  1,100,000      53,691
JPMorgan Chase & Co. ......    125,000       4,961
SLM Corp. .................    920,000      50,683
State Street Corp. ........  1,675,000      92,862 (e,j)
                                           369,592

HEALTHCARE -- 20.4%

Abbott Laboratories .......    980,000      38,641
Amgen, Inc. ...............    950,000      74,917 (a)
Cardinal Health, Inc. .....    120,000       8,250 (j)
DENTSPLY International, Inc.    40,000       2,148 (j)
Johnson & Johnson .........  1,290,000      77,529
Lincare Holdings Inc. .....  1,310,000      54,902 (a)
Medtronic Inc. ............    575,000      33,103
Pfizer Inc. ...............  2,780,000      64,830
UnitedHealth Group
   Incorporated ...........    960,000      59,654
Wyeth .....................    450,000      20,731
Zimmer Holdings, Inc. .....    440,000      29,674 (a)
                                           464,379

INDUSTRIALS -- 3.7%

Dover Corp. ...............  1,900,000      76,931 (j)
Iron Mountain Incorporated     125,000       5,278 (a,j)
Stericycle, Inc. ..........     35,000       2,061 (a,j)
                                            84,270


---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TRUSTS
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 24.4%

Analog Devices, Inc. ......    560,000  $   20,087
Automatic Data
   Processing, Inc. .......    680,000      31,205 (j)
Checkfree Corp. ...........    150,000       6,885 (a)
Cisco Systems, Inc. .......  1,830,000      31,330 (a)
Dell, Inc. ................  1,050,000      31,489 (a)
EMC Corporation ...........    400,000       5,448 (a)
First Data Corp. ..........  2,360,000     101,504 (h)
Intel Corp. ...............  1,380,000      34,445
Intuit Inc. ...............  1,950,000     103,935 (a,j)
Linear Technology Corp. ...    115,000       4,148
Microsoft Corp. ...........  2,800,000      73,220
Molex Inc. (Class A) ......  2,280,000      56,065 (j)
Paychex, Inc. .............    530,000      20,204 (j)
QUALCOMM, Inc. ............    400,000      17,232
Yahoo! Inc. ...............    430,000      16,847 (a)
                                           554,044

MATERIALS -- 1.7%

Monsanto Co. ..............    500,000      38,765

TELECOMMUNICATION SERVICES -- 3.0%

Vodafone Group PLC ADR ....  3,225,000      69,241

TOTAL INVESTMENTS IN SECURITIES
   (COST $1,443,380) ......              2,233,902



--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.4%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.7%

GEI Short Term
   Investment Fund
4.42% ..................... 39,171,351  $   39,172 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 1.7%

State Street Navigator Securities
   Lending Prime Portfolio
4.29% ..................... 37,176,235      37,176 (d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $76,348) .........                 76,348

TOTAL INVESTMENTS
   (COST $1,519,728) ......              2,310,250

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (1.6)% ..........                (36,541)
                                        ----------

NET ASSETS-- 100.0% .......             $2,273,709
                                        ==========




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Elfun Diversified Fund
--------------------------------------------------------------------------------

THE ELFUN DIVERSIFIED FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS LED BY CHRISTOPHER D. BROWN, PAUL M. COLONNA AND RALPH R. LAYMAN. EACH OF THE FOREGOING PORTFOLIO MANAGERS IS RESPONSIBLE FOR MANAGING ONE OF THREE SUB-PORTFOLIOS: U.S. EQUITY, INTERNATIONAL EQUITY AND FIXED INCOME. MR. BROWN MANAGES THE U.S. EQUITY PORTION, MR. LAYMAN MANAGES THE INTERNATIONAL EQUITY PORTION AND MR. COLONNA MANAGES THE FIXED INCOME PORTION, EACH WITH A TEAM OF MANAGERS AND ANALYSTS. THE SUB-PORTFOLIOS UNDERLYING THIS FUND ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR PARTICULAR SUB-PORTFOLIO; HOWEVER, THE PORTFOLIO MANAGEMENT TEAM IS COLLABORATIVE TO ENSURE STRICT ADHERENCE TO THIS FUND'S OBJECTIVES. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 93.


Q. HOW DID THE ELFUN DIVERSIFIED FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2005?

A. For the twelve-month period ended December 31, 2005, the Elfun Diversified Fund returned 4.02%. The Fund's broad-based benchmarks, the S&P 500 Index and The Lehman Brothers Aggregate Bond Index, returned 4.92% and 2.43%, respectively. The Fund's Lipper peer group of 650 Balanced Funds returned an average of 4.69% for the same period.








    [PHOTO OF CHRISTOPHER D. BROWN, PAUL M. COLONNA AND RALPH R. LAYMAN OMITTED]
--------------------------------------------------------------------------------
14

                                                                             Q&A
--------------------------------------------------------------------------------


Q. WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE DURING THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2005?

A. In the past twelve months, skyrocketing energy prices have weighed on the stock market, and this concern intensified in the second half of the year, as hurricanes Katrina and Rita disrupted U.S. petroleum production. With crude oil prices above $60 a barrel, investors worried about the economy slowing. Against this backdrop, the Federal Reserve Board endeavored to dampen the inflationary effects of high energy costs, and tightened short rates at a measured pace throughout the year. Within the stock market, energy stocks remained strong (despite a 4th quarter pullback as commodity prices moderated), many cyclical stocks declined, and less cyclical stocks such as utilities and health care outperformed. Financials rallied late in the year, as the market contemplated an end to the Federal Reserve's tightening cycle. Large-cap stocks continued to lag the broad market, and value stocks once again outperformed growth stocks although the Russell 1000 Growth beat the Russell 1000 Value in the last three quarters of the year.

    For the year ending December 31, 2005, the sectors that negatively impacted performance included consumer discretionary, financials, health care, and information technology. An overweight position in the lagging sector consumer discretionary sector was the single largest detractor from portfolio performance for the year. The underperformance was driven by declines in: media, namely Liberty Media (-16%) and Comcast (-22%); specialty retailer Home Depot (-4%); and leisure company Carnival (-6%). The financials sector returned a strong +6.5% relative to the benchmark during the period and the Fund benefited from owning State Street (+15%), HCC Insurance (+36%) and AFLAC (+18%); but this was not enough to offset the negative impact of underweighting the sector and owning Citigroup (+5%) and Fannie Mae (-30%). Health care detracted from portfolio performance during the year as our holdings underperformed those of the benchmark sector. Strong performances from Amgen (+23%) and Wyeth (+11%) were overshadowed by lagging performance from holdings of Abbott (-13%) and Pfizer (-11%). Additionally, an overweight position in information technology and underperformance from portfolio holdings such as Dell (-29%) and Molex (-7%) hurt relative performance.

    The primary positive contributors to performance for the year were the materials and energy sectors. Materials benefited from the strong performance of our sole holding, Monsanto (+41%), which significantly outperformed the sector return of +5%. The company continued to report solid earnings and to provide positive guidance for future results. Despite the Fund's underweight position in energy, the S&P 500 Index's best performing sector (+31%), strong security selection drove outperformance relative to the benchmark sector. Burlington Resources (+99%), Schlumberger (+47%) and Nabors (+48%) were the biggest contributors to the Fund's outperformance in this sector.

    Despite recent challenges, we remain highly committed to investing in high quality large-cap stocks with predictable and steady above-average earnings growth. In the last twelve months we initiated positions in companies such as Monsanto, which was one of the portfolio's best performing stocks during the period. In addition we eliminated names such as Burlington Resources and Nabors during the year after they became fully valued and more attractive investment options became

Elfun Diversified Fund
--------------------------------------------------------------------------------


    available. The Fund remains overweight in information technology, consumer discretionary and healthcare. During the period, we added to positions in the energy, healthcare, materials, consumer staples and information technology sectors. Over the year, we reduced our position in telecom services and were net sellers of financial stocks. We continue to believe the portfolio comprised of high quality companies will be well positioned for long-term results.

    In the fixed income markets, despite major problems announced by both General Motors and Ford in the spring, hurricanes hitting the gulf coast in early fall, and continued high energy prices, the U.S. economy maintained a robust pace of growth in 2005. Low interest rates and new affordability mortgage-products (e.g. interest-only, negative amotization) have helped home sales stay at lofty levels. Consumer health improved which supported spending and business investment improved as well. Although still moderate by historical standards, inflation figures picked up slightly during the year, which kept the Federal Reserve Board steadfast in its goal of removing accommodation by raising rates. In 2005, the Federal Reserve Board met and raised its target Fed funds rate 8 times, in increments of 25 basis points
    (bps) to 4.25%. As a result of the Federal Reserve's continued endorsement of higher rates, the yield on the 2-year treasuries increased 133 bps to 4.4%. Due to moderate inflation expectations and strong foreign buying, 10-year treasury yields rose only 17 bps to 4.39%.

    Primary drivers of Fund performance during the year were sector allocation and curve positioning. The Fund made non-index allocations to high yield and emerging market sectors and away from high-grade benchmark sectors, as these markets (especially emerging market debt) outperformed The Lehman Aggregate benchmark. The Fund's yield curve exposure was positioned to take advantage of a flattening yield curve, which proved correct as the yield spread between the 2-year and 10-year notes narrowed by 116 bps. Security selection in BBB-rated corporate securities also added value. Duration positioning throughout the year was detrimental to Fund performance.

    The international markets experienced strong absolute returns despite a major recovery in the value of the U.S. Dollar. Reforms in Japan sparked a powerful rally in the second half of the year, while emerging markets continued to outperform, driven by sustained global growth. A strong U.S. Dollar helped foreign exporters regain some competitive advantage after three years of Dollar weakness.

    The record-high energy prices and Asia's massive demand for raw materials provided a field day for the owners of these assets but high prices put pressure on consumers. Rising interest rates and weakness in overseas currencies sparked a major turnaround in the U.S. Dollar, which supported global companies over smaller, local operators. Inflation fears briefly loomed late in the year but subsided in the face of cheap consumer products flooding the major markets.

    Emerging energy plays, including Lukoil (Russia) and Petrobras (Brazil), were major contributors, as were oil service stocks such as Stolt Offshore (Norway). Japanese financials including Mitsubishi Estates (property) and Nomura Holdings (brokerage) rallied strongly in the second half, and IT holdings including Samsung Electronics (Korea) and Nidec (Japan - brushless motors) also made major contributions. Weakness was seen in stocks where competition was fierce such as in Smith & Nephew

Q&A
--------------------------------------------------------------------------------

    (UK - healthcare equipment) and where the consumer is over-stretched as witnessed with UK food retailer Tesco.

    The overall weight to emerging markets was reduced during the period as strong performances led to tactical trims of some stocks. The cash from these sells was redeployed into new opportunities in Japan, raising the weight in that country to the highest levels in many years, although the Fund is still underweight versus the index. There was a modest increase in the weight in the Pacific Rim, mainly in real estate opportunities, and equally modest reductions in UK and European holdings.

    Holdings were added in Japanese companies that met our criteria, including brokerage and retail banking, on renewed vigor in those industries. Positions were added in the real estate sector because of a major shift in valuations and technology sectors due to sheer competitive superiority. There was also a shift from energy asset plays to oil service stocks. Embraer (Brazil - aerospace), Daikin (Japan - industrial) and Svenska Handelsbanken (Sweden) were eliminated for valuation reasons. Other key sales, including Canon (Japan) and Alcan (Canada), were made due to competitive pressure or severe pricing issues.

Elfun Diversified Fund
                                              Understanding Your Fund's Expenses
--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2005 - DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,053.17                      1.13
---------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
    (2.5% for the period)            1,000.00                      1,023.83                      1.11
---------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.22% (FROM PERIOD JULY 1, 2005 - DECEMBER 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2005 WAS: 5.32%.

Elfun Diversified Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                           [LINE GRAPH OMITTED]

          Elfun Diversified Fund      S&P 500 (ending     LB Aggregate Bond
          (ending value $23,151)      value $23,861)      (ending value $18,189)
12/95     $10,000.00                  $10,000.00          $10,000.00
12/96      11,439.71                   12,311.39           10,363.06
12/97      13,564.79                   16,409.82           11,363.50
12/98      15,889.75                   21,119.11           12,350.60
12/99      18,120.64                   25,568.45           12,249.16
12/00      19,110.54                   23,220.38           13,673.26
12/01      18,588.62                   20,454.37           14,827.75
12/02      16,888.16                   15,933.57           16,348.34
12/03      20,476.55                   20,510.99           17,019.36
12/04      22,257.35                   22,742.86           17,757.79
12/05      23,151.29                   23,861.46           18,189.04



            AVERAGE ANNUAL TOTAL RETURN
      FOR THE PERIODS ENDED DECEMBER 31, 2005
-----------------------------------------------------
                         ONE      FIVE      TEN
                         YEAR     YEAR      YEAR
-----------------------------------------------------
Elfun Diversified Fund   4.02%    3.91%     8.76%

S&P 500                  4.92%    0.55%     9.09%

LB Aggregate Bond        2.43%    5.87%     6.16%


                               INVESTMENT PROFILE
         A fund designed for investors who seek the highest total return consistent with prudent investment management and the preservation of capital by investing primarily in a combination of U.S. and foreign equity securities, and investment-grade debt securities.



          TOP TEN LONG-TERM HOLDINGS
           AS OF DECEMBER 31, 2005
            AS A % OF MARKET VALUE
-------------------------------------------
Microsoft Corp.                     2.27%
-------------------------------------------
Exxon Mobil Corp.                   2.16%
-------------------------------------------
First Data Corp.                    2.09%
-------------------------------------------
American International Group, Inc.  1.84%
-------------------------------------------
Pfizer Inc.                         1.58%
-------------------------------------------
U.S. Treasury Notes
4.25%, 11/30/07                     1.53%
-------------------------------------------
Wyeth                               1.51%
-------------------------------------------
The Home Depot, Inc.                1.50%
-------------------------------------------
Johnson & Johnson                   1.49%
-------------------------------------------
Industrial Select Sector
-------------------------------------------
SPDR Fund                           1.44%
-------------------------------------------


--------------------------------------------------------------------------------
                          LIPPER PERFORMANCE COMPARISON

                               BALANCED PEER GROUP

      BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/05

                                                ONE     FIVE    TEN
                                                YEAR    YEAR    YEAR

  Fund's rank in peer group: ...............    431     100      34

  Number of Funds in peer group: ...........    650     382     177

  Peer group average annual total return: ..   4.69%   2.67%  7.17%

--------------------------------------------------------------------------------



SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ELFUN DIVERSIFIED FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $281,467 AS OF DECEMBER 31, 2005.

         [PIE CHART OMITTED]

Domestic Equity                  52.3%
Bonds and Notes                  23.0%
Foreign Equity                   17.8%
Short-Term & Others               6.9%




--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
DOMESTIC EQUITY -- 54.6%+
--------------------------------------------------------------------------------

COMMON STOCK -- 54.6%

CONSUMER DISCRETIONARY -- 9.3%

Bed Bath & Beyond, Inc. ......  20,455    $    739 (a)
Carnival Corp. ...............  68,236       3,649
Comcast Corp. (Class A) ...... 145,175       3,730 (a)
Discovery Holding Co.
   (Series A) ................  20,617         312 (a,j)
eBay, Inc. ...................  16,786         726 (a)
Liberty Global Inc.
   (Series C) ................  39,426         836 (a,j)
Liberty Global, Inc.
   (Series A) ................  29,554         665 (a)
Liberty Media Corp.
   (Series A) ................ 458,700       3,610 (a)
Omnicom Group, Inc. ..........  21,513       1,831
Target Corp. .................  26,662       1,466
The Home Depot, Inc. ......... 104,530       4,231
Viacom Inc. (Class B) ........  75,818       2,472
                                            24,267

CONSUMER STAPLES -- 4.7%

Clorox Co. ...................  20,473       1,165 (j)
Colgate-Palmolive Co. ........  69,490       3,811
PepsiCo, Inc. ................  55,346       3,270


--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
Sara Lee Corp. ...............  34,118    $    645
The Coca-Cola Co. ............  85,171       3,433
                                            12,324

ENERGY -- 4.9%

EOG Resources, Inc. ..........  13,612         999
Exxon Mobil Corp. ............ 108,187       6,077
Halliburton Co. ..............  27,294       1,691
Schlumberger Ltd. ............  40,593       3,944
                                            12,711

FINANCIALS -- 9.0%

AFLAC Incorporated ...........  31,843       1,478 (h)
Alleghany Corp. ..............     933         265 (a)
American International
   Group, Inc. ...............  75,735       5,167 (h)
Bank of America Corp. ........  64,067       2,957
Berkshire Hathaway, Inc.
   (Class B) .................     494       1,450 (a)
Citigroup, Inc. ..............  37,992       1,844
Federal National
   Mortgage Assoc. ...........  64,446       3,146
HCC Insurance Holdings, Inc. .  19,144         568 (j)
MBNA Corp. ...................  56,105       1,523
Mellon Financial Corp. .......  29,362       1,006
State Street Corp. ...........  53,177       2,948 (e)
SunTrust Banks, Inc. .........  15,017       1,093
                                            23,445

HEALTHCARE -- 8.7%

Abbott Laboratories ..........  84,916       3,348 (h)
Aetna, Inc. ..................  12,889       1,216
Amgen, Inc. ..................  40,562       3,199 (a)
Johnson & Johnson ............  69,753       4,192
Lincare Holdings Inc. ........  44,354       1,859 (a)
Pfizer Inc. .................. 190,493       4,442
Wyeth ........................  92,226       4,249
                                            22,505

INDUSTRIALS -- 3.3%

Corinthian Colleges, Inc.       33,695         397 (a,j)
Dover Corp. ..................  83,400       3,377
Southwest Airlines Co. .......  94,856       1,558
Tyco International Ltd. ......  75,060       2,166


---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
United Technologies Corp. ....   8,168    $    457
Waste Management, Inc. .......  21,348         648
                                             8,603

INFORMATION TECHNOLOGY -- 13.8%

Activision, Inc. .............  23,821         327 (a,j)
Automatic Data
   Processing, Inc. ..........  47,007       2,157
Certegy, Inc. ................  19,199         779 (j)
Checkfree Corp. ..............  10,264         471 (a)
Cisco Systems, Inc. .......... 137,278       2,350 (a)
Dell, Inc. ...................  53,065       1,591 (a)
EMC Corporation .............. 104,250       1,420 (a)
First Data Corp. ............. 136,720       5,880 (h)
Intel Corp. .................. 111,017       2,771
Intuit Inc. ..................  70,512       3,758 (a)
Microsoft Corp. .............. 244,288       6,388
Molex Inc. (Class A) ......... 121,309       2,983 (j)
Novellus Systems, Inc. .......  53,831       1,298 (a,j)
Oracle Corp. ................. 211,242       2,579 (a)
Yahoo! Inc. ..................  24,884         975 (a)
                                            35,727

MATERIALS -- 0.9%

Monsanto Co. .................  31,466       2,440

TOTAL COMMON STOCK
   (COST $129,058) ...........             142,022

PREFERRED STOCK -- 0.0*

Zurich Regcaps
   Funding Trust I
   (COST $108) ...............     105         106 (b)

TOTAL DOMESTIC EQUITY
   (COST $129,166) ...........             142,128

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 19.3%
--------------------------------------------------------------------------------

COMMON STOCK -- 19.2%

CONSUMER DISCRETIONARY -- 1.2%

Accor S.A. ...................   1,317          72 (j)
Bayerische Motoren Werke AG ..   2,211          97



--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
Kingfisher PLC ...............  28,540    $    116
Koninklijke Philips
   Electronics N.V. ..........  33,052       1,023
Lagardere S.C.A. (Regd.) .....   1,797         138 (j)
LVMH Moet Hennessy
   Louis Vuitton S.A. ........   4,129         366 (j)
Reed Elsevier PLC ............  32,010         300
Renault S.A. .................     932          76 (j)
Toyota Motor Corp. ...........  19,098         990
                                             3,178

CONSUMER STAPLES -- 1.0%

Carrefour S.A. ...............   7,166         335 (j)
Diageo PLC ...................  43,149         624
Nestle S.A. (Regd.) ..........   3,137         935
Tesco PLC .................... 106,502         606
                                             2,500

ENERGY -- 1.7%

BG Group PLC .................  38,787         383
China Petroleum &
   Chemical Corp. ............ 410,000         202
Ente Nazionale
   Idrocarburi S.p.A. ........  35,871         991 (j)
LUKOIL ADR ...................   4,988         297 (b)
Petroleo Brasileiro S.A. ADR .   8,794         566 (j)
Saipem S.p.A. ................  13,115         214
Stolt Offshore S.A. ..........  59,711         692 (a)
Total S.A. ...................   4,588       1,148 (j)
                                             4,493

FINANCIALS -- 5.6%

Acom Co. Ltd. ................   5,991         385
Aiful Corp. ..................     550          46
Allianz AG (Regd.) ...........   3,001         453
AXA S.A. .....................  18,494         595 (j)
Banca Intesa S.p.A. ..........  75,248         397 (j)
Banco Santander Central
   Hispano S.A. (Regd.) ......  56,673         745 (j)
Bank of Yokohama Ltd. ........  51,605         422 (j)
BNP Paribas ..................  11,083         894 (j)
CapitaLand Ltd. .............. 170,000         352
Credit Agricole S.A. .........  14,640         460
Credit Suisse Group (Regd.) ..  14,471         736
Hongkong Land Holdings Ltd. ..  83,999         264




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
ICICI Bank Ltd. ADR ..........  10,446    $    301 (j)
ING Groep N.V. ...............  14,180         490
Jardine Matheson
   Holdings Ltd. .............  13,707         236
Kookmin Bank .................   8,257         625 (a)
Lloyds TSB Group PLC .........  48,396         406
Mitsubishi Estate Co. Ltd. ...  46,982         975 (j)
Mitsubishi UFJ Financial
   Group, Inc. ...............      71         962
Mitsui Sumitomo
   Insurance Co. Ltd.           64,000         782
Nomura Holdings, Inc. ........  67,099       1,285
Prudential PLC ...............  48,151         455
Royal Bank of Scotland
   Group PLC .................  21,001         633
Sun Hung Kai Properties Ltd. .  41,177         402 (j)
Swiss Reinsurance ............   3,979         290
UniCredito Italiano S.p.A. ... 142,366         977 (j)
                                            14,568

HEALTHCARE -- 1.2%

GlaxoSmithKline PLC ..........  44,480       1,122
Novartis AG (Regd.) ..........   3,883         203
Roche Holding AG .............   7,152       1,071
Sanofi-Aventis ...............   5,370         469
Smith & Nephew PLC ...........  28,390         261
                                             3,126

INDUSTRIALS -- 2.8%

ABB Ltd. (Regd.) .............  64,083         620 (a)
Adecco S.A. (Regd.) ..........   4,781         220
Asahi Glass Co. Ltd. .........  43,003         555 (j)
Brambles Industries PLC ......  65,184         467
Canadian National
   Railway Co. ...............   4,277         341
Chiyoda Corp. ................  29,369         674 (j)
Group 4 Securicor PLC ........  78,394         217
Group 4 Securicor PLC ........  80,521         227
Komatsu Ltd. .................  23,358         386
Kubota Corp. .................  23,000         193 (j)
Malaysia International
   Shipping Corp. BHD ........  73,426         192
Reliance Industries Ltd. GDR .  12,210         483 (b)




--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
Sandvik AB ...................  12,005    $    558
Siemens AG (Regd.) ...........   9,825         839
SMC Corp. ....................   2,697         385
Smiths Group PLC .............  39,402         708
Tokyu Corp. ..................  21,000         148 (j)
Wolseley PLC .................   9,369         197
                                             7,410

INFORMATION TECHNOLOGY -- 1.5%

Hoya Corp. ...................  15,600         560
Nidec Corp. ..................   9,858         838 (j)
Nokia OYJ ....................  50,744         925
Nortel Networks Corp. ........  29,684          90 (a,j)
Samsung Electronics Co. Ltd. .     860         561
Taiwan Semiconductor
   Manufacturing Co. Ltd. .... 314,273         598
Telefonaktiebolaget
   LM Ericsson ............... 121,974         418
                                             3,990

MATERIALS -- 1.7%

BASF AG ......................   5,727         437
BHP Billiton PLC .............  84,398       1,376
Cia Vale do Rio Doce ADR .....  16,849         693
Holcim Ltd. (Regd.) ..........   4,451         302
Linde AG .....................   3,198         248
Potash Corp of Saskatchewan ..   2,682         214
Rio Tinto PLC (Regd.) ........  13,679         623
Toray Industries Inc. ........  50,999         416
                                             4,309

TELECOMMUNICATION SERVICES -- 1.9%

America Movil S.A. de C.V.
   ADR (Series L) ............  18,563         543
France Telecom S.A. ..........  11,142         276
Singapore Telecommunications
   Ltd. ...................... 189,672         298
Telecom Italia S.p.A .........  11,583          29
Telefonica S.A. ..............  27,547         413 (j)
Telefonica S.A. ADR ..........     248          11
Telenor ASA ..................  31,015         303
Vodafone Group PLC ........... 289,230         623
Vodafone Group PLC ADR ....... 110,695       2,377 (j)
                                             4,873




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
UTILITIES -- 0.6%

E.ON AG ......................   7,007    $    722
National Grid PLC ............   7,459          73
Veolia Environnement .........  14,487         653 (j)
                                             1,448

TOTAL COMMON STOCK
   (COST $37,570) ............              49,895

PREFERRED STOCK -- 0.1%

Cia Vale do Rio Doce ADR
   (COST $84) ................   6,205         225

TOTAL FOREIGN EQUITY
   (COST $37,654) ............              50,120

                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 25.0%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 5.7%

U.S. Treasury Bonds
5.38%      02/15/31 ..........  $1,337       1,503(h)
8.13%      08/15/19 - 08/15/21     740       1,021(h)
U.S. Treasury Inflation-Protected
   Securities
2.00%      01/15/14 ..........     307         306(h)
3.88%      04/15/29 ..........      64          87(h)
U.S. Treasury Notes
4.25%      11/30/07 ..........   4,305       4,293
4.38%      11/15/08 - 12/15/10   4,035       4,039(h)
4.50%      11/15/15 ..........   3,500       3,531
                                            14,780

FEDERAL AGENCIES -- 1.0%

Federal Farm Credit Bank
3.75%      01/15/09 ..........     315         307(h)
Federal Home Loan Bank
2.38%      02/15/06 ..........     435         434(h)
Federal Home Loan
   Mortgage Corp.
3.63%      09/15/08 ..........     257         250(h)
4.13%      07/12/10 ..........     860         838(h)




--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
4.75%      12/08/10 .......... $   515    $    512(h)
6.75%      03/15/31 ..........     175         220(h)
                                             2,561

AGENCY MORTGAGE BACKED -- 6.0%

Federal Home Loan
   Mortgage Corp.
4.50%      06/01/33 - 10/01/35     300         283
5.00%      07/01/35 - 10/01/35   1,028         995
5.50%      05/01/20 ..........      23          23
6.00%      04/01/17 - 05/01/35     527         532
6.50%      01/01/27 - 12/01/34     311         315
7.00%      10/01/16 - 02/01/35     111         116
7.50%      11/01/09 - 09/01/33      81          85
8.00%      07/01/26 - 11/01/30      12          13
8.50%      04/01/30 - 05/01/30      40          43
Federal National
   Mortgage Assoc.
4.00%      05/01/19 - 06/01/19     147         140
4.50%      05/01/18 - 02/01/35   1,372       1,319
5.00%      06/01/20 - 08/01/35     783         763
5.50%      04/01/14 - 08/01/35   1,004       1,008
6.00%      02/01/14 - 08/01/35   1,161       1,174
6.50%      12/01/14 - 02/01/35   1,535       1,575
7.00%      01/01/16 - 05/01/35     388         405
7.50%      12/01/09 - 03/01/34     158         164
8.00%      12/01/11 - 11/01/33     141         151
8.50%      05/01/30 - 05/01/31       8           8
9.00%      06/01/09 - 12/01/22     105         111
4.50%      TBA ...............     375         365(c)
5.00%      TBA ...............   2,585       2,536(c)
5.50%      TBA ...............   1,865       1,846(c)
6.00%      TBA ...............     500         505(c)
Government National
   Mortgage Assoc.
4.50%      08/12/33 - 09/15/34     273         263
5.00%      08/15/33 ..........      72          71
6.00%      04/15/30 - 06/15/35      96          99
6.50%      06/15/24 - 08/15/34     139         146
7.00%      03/15/12 - 06/15/34      73          77
7.50%      07/15/23 - 04/15/28      44          46
8.00%      05/15/30 ..........       2           2
8.50%      10/15/17 ..........      65          71




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
9.00%      11/15/16 - 12/15/21 $    57    $     62
5.50%      TBA ...............     175         176(c)
                                            15,488

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%

Collateralized Mortgage Obligation
   Trust (Class B)
5.78%      11/01/18 ..........       5           4(d,f,h)
Federal Home Loan
   Mortgage Corp.
2.28%      10/15/18 ..........     226          14(g,i)
2.78%      12/15/30 ..........     501          29(g,i)
4.08%      10/15/33 ..........      80          57(i)
4.50%      04/15/13 - 03/15/19     492          52(g)
4.50%      05/15/17 - 11/15/19     175         168
5.00%      12/15/13 - 12/01/34   2,437         420(g)
5.00%      05/15/20 - 02/15/35   1,155       1,095
5.03%      12/15/33 ..........      50          39(i)
5.50%      04/15/17 - 06/15/33     328          53(g)
5.50%      10/15/34 ..........      72          73
6.84%      06/15/33 ..........     320         311(i)
7.50%      01/15/16 ..........      27          28
7.50%      07/15/27 ..........      57          12(g)
8.00%      04/15/20 ..........       3           3
8.00%      02/01/23 - 07/01/24      12           2(g)
14.77%     09/25/43 ..........     782           9(d,g,i)
Federal Home Loan
   Mortgage STRIPS
4.72%      08/01/27 ..........       2           2(d,f)
Federal National
   Mortgage Assoc.
1.16%      12/25/42 ..........     224           5(g,i)
2.23%      06/25/43 ..........     684          35(g,i)
3.12%      05/25/18 ..........   1,147          83(g,i)
3.22%      09/25/42 ..........     609          50(g,i)
3.27%      04/25/17 - 10/25/17     257          19(g,i)
3.32%      08/25/16 ..........      59           3(g,i)
3.72%      06/25/42 ..........     143          12(g,i)
4.00%      02/25/28 ..........      15          15
4.50%      05/25/18 ..........      82           8(g)
4.50%      12/25/19 ..........      50          47
4.75%      11/25/14 ..........      59           5(g)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
5.00%      02/25/11 - 02/25/32  $   85    $      5(g)
5.00%      03/25/35 ..........      75          71
5.44%      09/25/31 ..........     109         102(i)
5.50%      01/25/27 ..........     103          12(g)
5.50%      07/25/34 - 02/25/35     240         242(h)
5.75%      02/25/35 ..........     125         127
6.00%      12/25/34 ..........     100         102
6.50%      12/25/34 ..........      59          61
8.00%      07/25/14 ..........      34          35
Federal National Mortgage
   Assoc. (Class 1)
4.21%      11/01/34 ..........     304         232(d,f)
Federal National Mortgage
   Assoc. (Class S)
2.72%      02/25/31 ..........     158           8(g,i)
Federal National Mortgage
   Assoc. REMIC
4.50%      11/25/13 ..........     226          11(g)
5.00%      10/25/22 ..........      77          12(g)
5.50%      08/25/33 ..........     290          67(g)
6.98%      03/25/31 ..........     153         151(i)
Federal National Mortgage
   Assoc. REMIC (Class B)
4.43%      12/25/22 ..........       5           4(d,f)
Federal National Mortgage
   Assoc. STRIPS (Class 2)
7.50%      11/01/23 ..........     116          29(g)
8.00%      08/01/23 - 07/01/24      25           5(g)
8.50%      03/01/17 - 07/25/22      10           2(g)
9.00%      05/25/22 ..........       5           1(g)
Government National
   Mortgage Assoc.
5.00%      02/16/34 ..........      65          62(h)
Vendee Mortgage Trust
16.77%     05/15/33 ..........     521          16(d,g,i)
                                             4,010

ASSET BACKED -- 1.2%

American Express Credit Account
   Master Trust (Class A)
4.51%      09/15/08 ..........     387         387(i)
Bank One Issuance Trust
3.59%      05/17/10 ..........      25          25




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Bear Stearns Asset Backed
   Securities Inc. (Class A)
4.75%      01/25/34 ..........  $   37    $     37(h,i)
BMW Vehicle Owner
   Trust (Class B)
2.93%      03/25/09 ..........      47          46
Capital One Auto Finance Trust
4.48%      01/15/08 ..........     179         179(i)
Capital One Master Trust
   (Class C)
6.70%      06/15/11 ..........     100         104(b,h)
Capital One Prime Auto
   Receivables Trust (Class A)
4.45%      09/17/07 ..........      72          72(i)
Carmax Auto Owner Trust
4.35%      03/15/10 ..........      64          63
Chase Credit Card Master
   Trust (Class A)
4.48%      07/15/10 ..........     120         120(i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
4.63%      03/25/32 ..........      48          48(h,i)
Citibank Credit Card
   Issuance Trust
4.45%      04/07/10 ..........      59          58
4.75%      03/07/08 ..........     240         240(i)
Countrywide Asset-Backed
   Certificates
4.81%      05/25/33 ..........      11          11(h,i)
Countrywide Asset-Backed
   Certificates (Class A)
4.71%      04/25/32 ..........      43          43(h,i)
Fleet Credit Card Master
   Trust II (Class A)
4.51%      04/15/10 ..........     180         180(i)
Fleet Home Equity Loan
   Trust (Class A)
4.62%      01/20/33 ..........      37          37(h,i)
Honda Auto Receivables
   Owner Trust (Class A)
4.15%      10/15/10 ..........      69          68
Household Automotive
   Trust (Class A)
4.67%      07/17/09 ..........     334         334(i)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
MBNA Master Credit Card Trust
   USA (Class A)
4.63%      08/15/08 ..........    $700    $    700(i)
Mid-State Trust
7.54%      07/01/35 ..........      16          16(h)
Peco Energy Transition Trust
6.52%      12/31/10 ..........      45          48(h)
Residential Asset Mortgage
   Products, Inc.
4.62%      03/25/34 ..........      63          63(h,i)
Residential Asset Mortgage
   Products, Inc. (Class A)
4.66%      06/25/32 ..........      57          57(h,i)
Residential Asset Securities Corp.
4.63%      07/25/32 ..........      28          28(h,i)
Residential Asset Securities
   Corp. (Class A)
4.16%      07/25/30 ..........      60          59(h,i)
Volkswagen Auto Lease
   Trust (Class A)
3.94%      10/20/10 ..........      43          42
Wells Fargo Home Equity Trust
3.97%      09/25/24 ..........      35          34(h,i)
                                             3,099

CORPORATE NOTES -- 7.5%

Abbey National PLC
7.95%      10/26/29 ..........      80         103
Adaro Finance B.V.
8.50%      12/08/10 ..........     100         101(b)
AES Corp.
8.75%      06/15/08 ..........     145         152
AIG SunAmerica Global
   Financing VII
5.85%      08/01/08 ..........     100         102(b)
Air Jamaica Ltd.
9.38%      07/08/15 ..........      75          74(b)
Albertson's, Inc.
7.50%      02/15/11 ..........      45          46
Allegiance Corp.
7.00%      10/15/26 ..........      35          39
Allied Waste North America
7.25%      03/15/15 ..........     180         182
Allstate Life Global Funding Trusts
3.85%      01/25/08 ..........     115         113




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
ALROSA Finance S.A.
8.88%      11/17/14 ..........    $100    $    115(b)
Altria Group, Inc.
7.20%      02/01/07 ..........      50          51
America Movil S.A. de C.V.
6.38%      03/01/35 ..........      10          10
American Electric Power
   Company, Inc. (Series D)
5.25%      06/01/15 ..........      35          35
American General Corp.
7.50%      08/11/10 ..........      80          87
American General Finance Corp.
4.88%      07/15/12 ..........     105         103
ANZ Capital Trust
4.48%      12/31/49 ..........      85          82(b)
Appalachian Power Co. (Series G)
3.60%      05/15/08 ..........      30          29
Appalachian Power Co. (Series K)
5.00%      06/01/17 ..........      55          53
Archer-Daniels-Midland Co.
5.38%      09/15/35 ..........      55          53
Assurant, Inc.
6.75%      02/15/34 ..........      75          82
AT&T Corp.
9.05%      11/15/11 ..........     135         149
AT&T, Inc.
4.13%      09/15/09 ..........     110         106
5.88%      08/15/12 ..........      55          57
6.15%      09/15/34 ..........      70          70
BAC CAP TRUST V
5.63%      03/08/35 ..........      80          78
Banco BMG S.A.
9.15%      01/15/16 ..........      70          69(b)
Banco Mercantil del Norte S.A.
5.88%      02/17/14 ..........      95          94(b,i)
Banco Santander Chile
5.38%      12/09/14 ..........      90          90(b)
Bank One Corp.
6.50%      02/01/06 ..........      55          55
Barclays Bank PLC
7.38%      06/29/49 ..........     110         122(b,i)
Bavaria S.A.
8.88%      11/01/10 ..........      60          65(b)
8.88%      11/01/10 ..........      45          49



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I
10.50%     02/16/11 ..........    $100    $    100(b)
BellSouth Corp.
6.55%      06/15/34 ..........      75          80
BNP US Funding LLC (Series A)
7.74%      12/31/49 ..........      45          47(b,i)
BNSF Funding Trust I
6.61%      12/15/55 ..........      65          68(i)
Boeing Co.
8.75%      09/15/31 ..........      30          43
British Aerospace Finance, Inc.
7.50%      07/01/27 ..........      50          59(b)
Burlington Northern
   Santa Fe Corp.
8.13%      04/15/20 ..........     135         170
Campbell Soup Co.
5.50%      03/15/07 ..........      85          86
Capital One Bank
6.50%      06/13/13 ..........      40          42
Capital One Financial Corp.
8.75%      02/01/07 ..........      80          83
Carolina Power & Light Co.
5.15%      04/01/15 ..........      40          40
5.70%      04/01/35 ..........      20          20
6.13%      09/15/33 ..........      70          74
Case New Holland Inc.
6.00%      06/01/09 ..........     240         233
Centex Corp.
7.88%      02/01/11 ..........      55          60
Chesapeake Energy Corp.
7.75%      01/15/15 ..........     160         170
Citigroup, Inc.
6.63%      06/15/32 ..........     165         186
Clear Channel
   Communications, Inc.
4.63%      01/15/08 ..........      75          74
CNA Financial Corp.
5.85%      12/15/14 ..........     105         105
CNF Inc.
6.70%      05/01/34 ..........      15          16
Comcast Cable Communications
   Holdings, Inc.
9.46%      11/15/22 ..........      70          92
Consolidated Natural Gas Co.
5.38%      11/01/06 ..........     145         145




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Consumers Energy Co.
5.15%      02/15/17 ..........  $   50    $     48
5.80%      09/15/35 ..........      55          53
Corp Interamericana de
   Entretenimiento S.A.
8.88%      06/14/15 ..........      70          68(b)
Countrywide Home Loans, Inc.
5.63%      05/15/07 ..........      75          76
COX Communications, Inc.
5.45%      12/15/14 ..........      80          78
Credit Suisse First Boston
   International
8.00%      11/06/15 ..........     100         103(b)
Crown Americas LLC and Crown
   Americas Capital Corp.
7.75%      11/15/15 ..........     215         223(b)
CSX Transportation, Inc.
9.75%      06/15/20 ..........       8          11
DaimlerChrysler NA Holding Corp.
4.05%      06/04/08 ..........      50          49
4.75%      01/15/08 ..........      50          50
8.50%      01/18/31 ..........      55          67
DBS Bank Ltd.
5.00%      11/15/19 ..........      90          88(b,i)
Desarrolladora Homex S.A.
   de C.V. (REIT)
7.50%      09/28/15 ..........     125         123(b)
Detroit Edison Co. (Series B)
5.45%      02/15/35 ..........      85          80
Deutsche Telekom International
   Finance BV
3.88%      07/22/08 ..........     225         220
Dex Media, Inc.
8.50%      08/15/10 ..........     215         225
DirecTV Holdings LLC
6.38%      06/15/15 ..........     160         156
Dominion Resources Inc. (Series B)
4.13%      02/15/08 ..........     145         142
Dominion Resources Inc. (Series G)
3.66%      11/15/06 ..........      25          25(k)
Duke Capital LLC
4.30%      05/18/06 ..........      85          85
4.33%      11/16/06 ..........      65          65
5.67%      08/15/14 ..........      45          45
8.00%      10/01/19 ..........      60          72



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Echostar DBS Corp.
5.75%      10/01/08 ..........    $230    $    225
El Paso Electric Co.
6.00%      05/15/35 ..........      85          85
Emmis Communications Corp.
10.37%     06/15/12 ..........      70          70(i)
Enterprise Products Operating LP
4.00%      10/15/07 ..........     145         142
EOP Operating LP (REIT)
7.75%      11/15/07 ..........     130         136
Evraz Group S.A.
8.25%      11/10/15 ..........     100          99(b)
FirstEnergy Corp. (Series B)
6.45%      11/15/11 ..........      15          16
Flextronics International Ltd.
6.25%      11/15/14 ..........     240         237
Ford Motor Credit Co.
6.63%      06/16/08 ..........     135         122
FPL Group Capital, Inc. (Series B)
5.55%      02/16/08 ..........     110         111
Gaz Capital S.A.
8.63%      04/28/34 ..........     140         177(b)
Genentech, Inc.
5.25%      07/15/35 ..........      40          38
General Mills, Inc.
3.88%      11/30/07 ..........      75          74
Georgia Power Co.
4.88%      07/15/07 ..........     105         105
Gerdau S.A.
8.88%      12/31/49 ..........     100         103(b)
Goldman Sachs Group, Inc.
5.13%      01/15/15 ..........     160         158
Goodrich Corp.
7.10%      11/15/27 ..........      55          63
Greater Bay Bancorp
5.25%      03/31/08 ..........      85          85
GS Caltex Corp.
5.50%      10/15/15 ..........      80          80(b)
GTE Corp.
6.94%      04/15/28 ..........     100         107
7.51%      04/01/09 ..........      55          58
Halliburton Co.
8.75%      02/15/21 ..........      40          53
Hertz Corp.
8.88%      01/01/14 ..........      70          71(b)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Hopson Development
   Holdings Ltd.
8.13%      11/09/12 ..........    $100    $    103(b)
HSBC Bank USA NA
3.88%      09/15/09 ..........     155         149
HSBC Capital Funding LP
4.61%      12/29/49 ..........     100          94(b,i)
HSBC Capital Funding LP
   (Series 1)
9.55%      12/31/49 ..........      85          99(b,i)
HSBC Finance Corp.
6.50%      11/15/08 ..........     120         125
6.75%      05/15/11 ..........     170         182
IBM Canada Credit
   Services Company
3.75%      11/30/07 ..........      45          44(b)
ILFC E-Capital Trust I
5.90%      12/21/65 ..........     100         100(b,i)
ING Groep N.V.
5.78%      12/29/49 ..........      55          56(i)
International Business
   Machines Corp.
3.80%      02/01/08 ..........      55          54
International Lease
   Finance Corp.
5.00%      04/15/10 ..........      80          80
iStar Financial, Inc.
4.88%      01/15/09 ..........      30          30
7.00%      03/15/08 ..........      50          52
Jefferson Smurfit Corp. US
7.50%      06/01/13 ..........      60          55
Kansas Gas & Electric
5.65%      03/29/21 ..........      45          44
Kimco Realty Corp. (REIT)
4.82%      06/01/14 ..........      55          53
Kinder Morgan Energy
   Partners LP
5.13%      11/15/14 ..........      65          64
Kinder Morgan, Inc.
6.50%      09/01/12 ..........      85          90
L-3 Communications Corp.
6.38%      10/15/15 ..........      85          85(b)
Laboratory Corp of
   America Holdings
5.63%      12/15/15 ..........      55          56



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Lyondell Chemical Co. (Series A)
9.63%      05/01/07 ..........    $140    $    146
MacDermid, Inc.
9.13%      07/15/11 ..........     215         228
Marsh & McLennan
   Companies, Inc.
5.15%      09/15/10 ..........      70          69
Meritage Homes Corp.
6.25%      03/15/15 ..........     245         223
MGM Mirage
5.88%      02/27/14 ..........     250         239
Midamerican Energy
   Holdings Co.
3.50%      05/15/08 ..........      60          58
Mohegan Tribal Gaming
   Authority
8.00%      04/01/12 ..........     140         147
Morgan Stanley
4.75%      04/01/14 ..........      80          77
Motorola, Inc.
4.61%      11/16/07 ..........      20          20
National Power Corp.
8.63%      08/23/11 ..........      55          59(b,i)
Navistar International
   Corp. (Series B)
6.25%      03/01/12 ..........     250         224
NB Capital Trust IV
8.25%      04/15/27 ..........     140         150
Nell AF SARL
8.38%      08/15/15 ..........     100          99(b)
Nelnet, Inc.
5.13%      06/01/10 ..........      65          64
New Cingular Wireless
   Services Inc.
8.75%      03/01/31 ..........      90         119
News America, Inc.
7.25%      05/18/18 ..........      50          56
Nexstar Broadcasting
   Group, Inc.
7.00%      01/15/14 ..........     160         147
Nextel Communications, Inc.
   (Series D)
7.38%      08/01/15 ..........     140         148
Nordea Bank AB
5.42%      12/29/49 ..........      45          45(b,i)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Norfolk Southern Corp.
6.00%      04/30/08 ..........  $   50    $     51
Norfolk Southern
   Railway Co.
9.75%      06/15/20 ..........      22          31
Northeast Utilities (Series B)
3.30%      06/01/08 ..........      35          34
Northrop Grumman Corp.
4.08%      11/16/06 ..........     140         139
NorthWestern Corp.
5.88%      11/01/14 ..........      55          55
Novelis Inc.
7.50%      02/15/15 ..........     160         149(b)
Ocean Energy, Inc.
4.38%      10/01/07 ..........      50          49
Odyssey Re Holdings Corp.
7.65%      11/01/13 ..........      90          94
Ohio Power Co. (Series E)
6.60%      02/15/33 ..........      35          39
Owens Brockway Glass
   Container Inc.
6.75%      12/01/14 ..........     120         116
Pacific Gas & Electric Co.
6.05%      03/01/34 ..........      40          41
PanAmSat Corp.
9.00%      08/15/14 ..........     160         168
Pemex Finance Ltd.
9.03%      02/15/11 ..........      50          55
9.69%      08/15/09 ..........     139         149(h)
Pemex Project Funding
   Master Trust
6.13%      08/15/08 ..........     160         163
7.38%      12/15/14 ..........      15          17
Pepco Holdings, Inc.
5.04%      06/01/10 ..........      60          60(i)
5.50%      08/15/07 ..........      80          81
Potomac Edison Company
5.35%      11/15/14 ..........      40          40
Procter & Gamble - Esop
   (Series A)
9.36%      01/01/21 ..........     125         161
Puget Energy, Inc.
3.36%      06/01/08 ..........      35          34
5.48%      06/01/35 ..........      55          53



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Quest Diagnostics Inc.
6.75%      07/12/06 ..........  $   65    $     66
Qwest Corp.
7.63%      06/15/15 ..........     200         214(b)
Rabobank Capital Funding II
5.26%      12/31/49 ..........     115         114(b,i)
Rabobank Capital Funding Trust
5.25%      12/29/49 ..........      50          49(b,i)
RBS Capital Trust I
5.51%      09/29/49 ..........      80          80(i)
Residential Capital Corp.
6.13%      11/21/08 ..........     105         105
Road King Infrastructure
   Finance 2004 Ltd.
6.25%      07/15/11 ..........     100         100
Rogers Cable Inc.
5.50%      03/15/14 ..........     125         117
Royal Bank of Scotland
   Group PLC
7.65%      08/31/49 ..........      60          72(i)
Royal Bank of Scotland
   Group PLC ADR
9.12%      03/31/49 ..........      85          97
SBC Communications, Inc.
5.10%      09/15/14 ..........      70          68
Simon Property Group LP (REIT)
4.60%      06/15/10 ..........      55          54
4.88%      08/15/10 ..........      80          79
Sinclair Broadcast Group, Inc.
8.00%      03/15/12 ..........     160         165
Smithfield Foods Inc.
7.63%      02/15/08 ..........     140         145
Sprint Capital Corp.
6.00%      01/15/07 ..........     130         131
8.38%      03/15/12 ..........      95         110
8.75%      03/15/32 ..........     170         225
St. Paul Travelers Companies, Inc.
5.50%      12/01/15 ..........      55          55
Standard Chartered Bank
   Hong Kong Ltd.
4.38%      12/03/14 ..........      50          50(i)
State of Illinois
4.95%      06/01/23 ..........      25          24(h)
5.10%      06/01/33 ..........      50          49(h)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Stewart Enterprises, Inc.
7.75%      02/15/13 ..........    $175    $    168(b)
Sumitomo Mitsui Banking Corp.
5.63%      07/29/49 ..........      40          40(b,i)
Telefonos de Mexico S.A. de C.V.
4.50%      11/19/08 ..........     325         319
TELUS Corp.
7.50%      06/01/07 ..........     100         103
8.00%      06/01/11 ..........      55          62
Tesoro Corp.
6.25%      11/01/12 ..........      40          40(b)
6.63%      11/01/15 ..........      70          71(b)
The Kroger Company
6.80%      12/15/18 ..........      55          59
Thomson Corp.
5.50%      08/15/35 ..........      55          53
Time Warner
   Entertainment Co. LP
8.38%      07/15/33 ..........      75          89
TXU Electric Delivery Co.
5.00%      09/01/07 ..........      55          55
6.38%      05/01/12 ..........      45          47
Tyson Foods, Inc.
7.25%      10/01/06 ..........       2           2
UBS Preferred Funding Trust I
8.62%      10/29/49 ..........      50          57(i)
Union Pacific Corp.
6.65%      01/15/11 ..........       5           5
United Rentals
   North America, Inc.
7.75%      11/15/13 ..........     170         166
United Utilities PLC
6.45%      04/01/08 ..........      55          57
Valero Energy Corp.
3.50%      04/01/09 ..........      30          29
Verizon
6.50%      09/15/11 ..........      60          62
Verizon Global Funding Corp.
7.75%      06/15/32 ..........      75          89
Verizon Pennsylvania Inc.
8.75%      08/15/31 ..........      55          68
Viacom, Inc.
5.63%      05/01/07 ..........      15          15
VTB Capital SA for Vneshtorgbank
5.25%      09/21/07 ..........     210         210(b,i)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Wells Fargo & Co.
5.25%      12/01/07 .......... $    65    $     65
Westar Energy, Inc.
5.15%      01/01/17 ..........      35          34
Westfield Capital
   Corporation Limited
4.38%      11/15/10 ..........      80          77(b)
Westlake Chemical Corp.
8.75%      07/15/11 ..........     130         139
Weyerhaeuser Co.
6.13%      03/15/07 ..........      24          24
Wisconsin Electric Power
3.50%      12/01/07 ..........      65          63
XTO Energy, Inc.
7.50%      04/15/12 ..........      70          78
                                            19,403

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.7%

Bank of America Alternative
   Loan Trust
6.50%      07/25/35 ..........      94          96(h)
Bear Stearns Commercial
   Mortgage Securities
6.02%      02/14/31 ..........     100         103(h)
CalSTRS Trust
4.13%      11/20/12 ..........     149         147(b,h)
CS First Boston Mortgage
   Securities Corp.
5.00%      07/15/37 ..........   1,312          41(b,d,g,h,i)
CS First Boston Mortgage
   Securities Corp. (Class A)
4.51%      07/15/37 ..........      79          77(h)
DLJ Commercial Mortgage Corp.
6.24%      11/12/31 ..........     350         360(h)
GMAC Commercial Mortgage
   Securities, Inc.
6.42%      05/15/35 ..........     339         349(h)
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
5.00%      12/10/41 ..........   2,083          57(d,g,h,i)
Greenwich Capital Commercial
   Funding Corp.
5.12%      04/10/37 ..........      90          90(h)
Impac CMB Trust (Class A)
4.76%      12/25/33 ..........     208         208(h,i)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
   Mortgage Securities Corp.
1.16%      01/12/39 ..........  $1,163    $     48(b,g,h,i)
6.47%      11/15/35 ..........      64          68(h)
LB-UBS Commercial
   Mortgage Trust
4.06%      09/15/27 ..........     144         140(h,i)
4.51%      12/15/29 ..........      74          72(h)
4.53%      01/15/36 ..........     514          36(b,d,g,h)
4.74%      03/15/34 ..........     457           7(b,d,g,h,i)
4.92%      01/18/12 ..........   1,632          54(d,g,h,i)
6.23%      03/15/26 ..........      87          90(h)
7.01%      02/15/40 ..........   1,266          27(b,d,g,h,i)
7.33%      03/15/36 ..........   1,299          38(b,d,g,h,i)
LB-UBS Commercial Mortgage
   Trust (Class A)
6.65%      11/15/27 ..........     116         124(h)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%      07/14/16 ..........      26          28(b,h)
LB-UBS Commercial Mortgage
   Trust (Class X)
7.20%      12/15/39 ..........   1,109          20(b,d,g,h,i)
Master Alternative Loans Trust
5.00%      08/25/18 ..........      71          10(g,h)
6.50%      08/25/34 - 05/25/35     310         314(h)
Master Alternative Loans
   Trust (Class 3)
6.50%      01/25/35 ..........      81          82(h)
Morgan Stanley Capital I
6.53%      03/15/31 ..........     221         229(h)
Morgan Stanley Dean
   Witter Capital I
4.57%      04/15/34 ..........     334           8(b,d,g,h,i)
4.81%      10/15/35 ..........     511          12(b,d,g,h,i)
7.20%      10/15/33 ..........     209         225(h)
Morgan Stanley Dean Witter
   Capital I (Class X)
1.46%      02/01/31 ..........     221          10(b,h,i)
Nomura Asset Securities
   Corp. (Class A)
6.59%      03/15/30 ..........     221         228(h)
Opteum Mortgage
   Acceptance Corp.
4.68%      02/25/35 ..........     744         744(h,i)


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Residential Asset Securitization
   Trust (Class A)
4.78%      05/25/35 ..........    $223    $    223(h,i)
Structured Asset Securities
   Corp. (Class X)
2.05%      02/25/28 ..........     113           6(g,i)
                                             4,371

SOVEREIGN BONDS -- 0.4%

Government of Bahamas
6.63%      05/15/33 ..........      55          64(b,h)
Government of Brazil
8.75%      02/04/25 ..........      70          77
11.00%     08/17/40 ..........     140         180(h)
Government of Indonesia
7.50%      01/15/16 ..........     100         104(b,h)
8.50%      10/12/35 ..........     100         109(b)
Government of Peru
7.35%      07/21/25 ..........     200         197(h)
Government of Turkey
7.38%      02/05/25 ..........     100         103
11.88%     01/15/30 ..........     100         154
Government of Vietnam
6.88%      01/15/16 ..........     100         104(b,h)
Province of Saskatchewan
   Canada
8.50%      07/15/22 ..........      30          41(h)
                                             1,133

TOTAL BONDS AND NOTES
   (COST $66,015) ............              64,845

                              NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 2.0%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund .................  32,874       1,041 (p)
Industrial Select Sector
   SPDR Fund ................. 128,942       4,051 (p)

TOTAL EXCHANGE TRADED FUNDS
   (COST $4,322) .............               5,092

TOTAL INVESTMENTS IN SECURITIES
   (COST $237,157) ...........             262,185




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN DIVERSIFIED FUND
Schedule of Investments
--------------------------------------------------------------------------------
                                     (dollars in thousands) -- December 31, 2005


--------------------------------------------------------------------------------
                                NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.4%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%

GEI Short Term
   Investment Fund
4.42% .....................  2,570,680    $  2,571 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 6.4%

State Street Navigator Securities
   Lending Prime Portfolio
4.29% ..................... 16,711,281      16,711 (d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $19,282) .........                 19,282

TOTAL INVESTMENTS
   (COST $256,439) ........                281,467

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (8.3)% ..........                (21,537)
                                          --------

NET ASSETS-- 100.0% .......               $259,930
                                          ========



OTHER INFORMATION
--------------------------------------------------------------------------------
The Elfun Diversified Fund had the following long futures contracts open at December 31, 2005:

                            NUMBER     CURRENT     UNREALIZED
               EXPIRATION     OF      NOTIONAL    APPRECIATION/
DESCRIPTION       DATE     CONTRACTS    VALUE     DEPRECIATION
--------------------------------------------------------------------------------
U.S.Treasury
  Notes 5 Yr.
  Futures      March 2006     25      $ 2,659        $   (2)
                                                     ------


The Elfun Diversified Fund had the following short futures contracts open at December 31, 2005:

                            NUMBER     CURRENT     UNREALIZED
               EXPIRATION     OF      NOTIONAL   APPRECIATION/
DESCRIPTION       DATE     CONTRACTS    VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
  Futures      March 2006     14      $(4,392)           59
                                                     ------
                                                     $   57
                                                     ======






---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund
--------------------------------------------------------------------------------
                                                                             Q&A


THE ELFUN TAX-EXEMPT INCOME FUND IS MANAGED BY MICHAEL J. CAUFIELD. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 93.

Q. HOW DID THE ELFUN TAX-EXEMPT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2005?

A. For the twelve-month period ended December 31, 2005, the Elfun Tax-Exempt Fund returned 3.64%. The Lehman Brothers Municipal Bond Index, the Fund's benchmark, returned 3.51% and the Fund's Lipper peer group of 260 General Municipal Bond funds returned an average of 3.00% for the same period.


Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Against a backdrop of continued tightening of Federal Reserve monetary policy, economic expansion without core inflation and accelerating energy price increases, the yield curve flattened over the last twelve months as maturities longer than ten years fared much better than those inside of that range. In 2005 investors were rewarded for taking on added curve and credit risk. Over the course of the year, the Fund maintained a neutral duration (compared to The Lehman Municipal Bond Index). Despite our guarded outlook for higher interest rates, we positioned the Fund for a flattening yield curve, extending our long bond exposure to over 38%, without affecting overall duration. As thirty-year municipal bond yields rallied through 4.5%, investors turned to lower rated credits for additional yield as the curve continued to flatten. As a result, lower rated credits outperformed for the third consecutive year. Baa and lower rated bonds outperformed all other rating categories, driven by the highly volatile Tobacco and unsecured Airline sectors, which returned over 10%, as several legal issues were resolved. While the Fund does not hold any airline or tobacco debt, we did however, increase our allocation to the education and health care sectors, which were among the best performing categories in The Lehman Index. Our overweight in health care, which returned in excess of 6%, allowed the Fund to add incremental yield, and yet avoid potential event risk associated with the asset backed tobacco sector. While we utilized our research expertise to expand our lower rated credit exposure to 5%, which allowed the Fund to participate as credit spreads narrowed to historic lows, the average credit quality of the Fund's portfolio remained at the Aa1 level.




                                          [PHOTO OF MICHAEL J. CAUFIELD OMITTED]
--------------------------------------------------------------------------------
                                                                              33

Elfun Tax-Exempt Income Fund
--------------------------------------------------------------------------------
                                                                             Q&A


Q. WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2005 AND HOW WAS THE PORTFOLIO POSITIONED WITH RESPECT TO ECONOMIC CONDITIONS?

A. The Federal Reserve's decision to continue raising its short term interest rate target led to continued trend of flattening of the municipal yield curve in 2005. Yields on shorter maturities finished the year higher by 70-115 bps while longer maturities were clearly the beneficiary of Fed actions, finishing the year lower by as much as 22 bps. In an effort to obtain additional yield, buyers were forced to move out the curve, creating significant demand for longer maturities, benefiting bonds with maturities of 25 years and longer. In addition, credit spreads tightened to historic limits as investors also moved down the credit curve in search of higher absolute yields. Flows into mutual funds were directed to high yield funds, which led to increased demand with few new issues to choose from ultimately contributing to strong price appreciation across the sector. Municipalities took advantage of the flatter curve, issuing a record $408B in debt, driven by refunding activity, which accounted for approximately 25% of new issue activity, an increase of over 30% compared to the previous year. The Fund was well positioned throughout the curve with a strong income component on the intermediate segment of the curve and a market weighted position on the long-end of the curve. The Fund extended its exposure on the long-end of the curve early in the year, increasing its allocation of maturities of 25 years and greater, from approximately 25% to 38%, thereby positioning the Fund to perform in a flattening yield curve environment.


Q.  WHAT HAS BEEN THE INVESTMENT STRATEGY OF THE FUND OVER THE LAST YEAR?

A. Our strategy remained consistent with our long-term philosophy, reliant upon a strong income component, high credit quality and the maximization of income exempt from federal taxes. During 2005, the Fund provided above average tax-exempt income characterized by investments in bonds from issuers with strong credit fundamentals as we maintained a neutral exposure to interest rates. The Fund continued to be challenged by the loss of income attributable to early bond calls and a laddered portfolio strategy. We employed a reinvestment strategy positioning bonds in the twenty to thirty year range, expecting a flattening yield curve scenario, which rewarded investors willing to assume additional risk, while emphasizing structure and quality. Throughout our extension strategy, the overall duration of the Fund's portfolio was managed to remain neutral to the duration of The Lehman Index. In addition, we also utilized our internal research capabilities to take advantage of tightening credit spreads, which allowed the Fund to add incremental performance returns. Our long-term strategy continues to rank it strongly among its peer group in terms of income, as well as overall performance. The Fund's adherence to a disciplined investment process, emphasizing credit quality, maximization of tax-exempt income and capital preservation, while managing capital gains, has allowed the Fund, as of December 31, 2005, to rank in the top 73 percent of all funds for the past three-year period, the top 17 percent for the past five-year period and the top 11 percent for the past ten-year period.

Elfun Tax-Exempt Income Fund
                                              Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2005 - DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,006.46                      0.64
---------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
     (2.5% for the period)           1,000.00                      1,024.27                      0.65
---------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.13% (FROM PERIOD JULY 1, 2005 - DECEMBER 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX-MONTH PERIOD).
**  ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2005 WAS: 0.65%.

Elfun Tax-Exempt Income Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

           Elfun Tax-Exempt Income Fund     LBMI (ending
           (ending value $17,155)           value $17,431)
12/95      $10,000.00                       $10,000.00
12/96       10,360.22                        10,443.26
12/97       11,353.49                        11,403.21
12/98       12,058.06                        12,142.14
12/99       11,694.50                        11,892.46
12/00       13,141.11                        13,281.90
12/01       13,759.14                        13,962.58
12/02       15,095.18                        15,303.71
12/03       15,841.66                        16,117.01
12/04       16,552.79                        16,839.20
12/05       17,154.87                        17,430.70

           AVERAGE ANNUAL TOTAL RETURN
    FOR THE PERIODS ENDED DECEMBER 31, 2005
-----------------------------------------------
                    ONE      FIVE      TEN
                    YEAR     YEAR      YEAR
-----------------------------------------------
Elfun Tax-Exempt
   Income Fund      3.64%     5.47%    5.54%

LBMI                3.51%     5.59%    5.71%



                               INVESTMENT PROFILE
   A fund designed for investors who seek as high a level of current interest income exempt from federal income taxation as is available from concentration of investment in municipal bonds consistent with prudent investment management and the preservation of capital by investing primarily in investment-grade municipal securities. Under normal conditions, the portfolio manager manages the Fund so that at least 80% of the Fund's income is exempt from both regular federal income taxes and the federal alternative minimum tax.


             QUALITY RATINGS
         AS OF DECEMBER 31, 2005
         AS A % OF MARKET VALUE
-----------------------------------------
MOODY'S/S&P/             PERCENTAGE OF
FITCH RATING+             MARKET VALUE
-----------------------------------------
Aaa/AAA                      65.11%
-----------------------------------------
Aa/AA                        23.50%
-----------------------------------------
A/A                           7.86%
-----------------------------------------
Below A                       3.53%
-----------------------------------------

+ MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY
  RECOGNIZED STATISTICAL RATING ORGANIZATIONS.


--------------------------------------------------------------------------------

                          LIPPER PERFORMANCE COMPARISON

                        GENERAL MUNICIPAL DEBT PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/05

                                                  ONE      FIVE    TEN
                                                  YEAR     YEAR    YEAR

  Fund's rank in peer group: ...................    65      38      16

  Number of Funds in peer group: ...............   260     216     141

  Peer group average annual total return: ......  3.00%   4.78%   4.74%

--------------------------------------------------------------------------------


SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          ELFUN TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $1,735,008 AS OF DECEMBER 31, 2005.

           [PIE CHART OMITTED]

General Obligation           22.8%
Education                    15.4%
Water & Sewer                14.8%
Transportation               14.0%
Hospital                     13.1%
Utilities                     8.6%
Resource & Other              5.6%
Lease                         4.1%
Short-Term                    0.8%
Housing                       0.8%


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%+
--------------------------------------------------------------------------------
ALABAMA -- 1.4%

Alabama Public School & College
   Authority (Series D)
5.75%      08/01/13 .......     $5,000  $    5,444  (h)
Alabama Water Pollution
   Control Authority (Series A)
   (AMBAC Insured)
4.75%      08/15/21 .......      5,000       5,056(h,o)
City of Birmingham AL
5.25%      05/01/17 .......      3,395       3,690
City of Birmingham AL (Series B)
5.25%      06/01/24 .......      2,035       2,177(n)
5.25%      06/01/24 .......        205         217
Montgomery BMC Special Care
   Facilities Financing Authority
   (Series A) (MBIA Insured)
4.58%      11/15/20 .......      8,375       7,975(o)
                                            24,559


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
ALASKA -- 0.2%

City of Anchorage AK
   (MBIA Insured)
6.50%      12/01/10 .......  $   2,825  $    3,200(h,o)

ARIZONA -- 3.0%

Arizona State Transportation
   Board (Series A)
6.00%      07/01/08 .......      5,000       5,321(h)
Arizona State University
   (FSA Insured)
5.25%      07/01/15 .......      5,000       5,468(h,o)
City of Scottsdale AZ
5.00%      07/01/24 .......      5,000       5,269(n)
Maricopa County Industrial
   Development Authority
5.50%      07/01/26 .......      7,500       7,927
Maricopa County Stadium
   District (AMBAC Insured)
5.38%      06/01/16 .......      2,145       2,347(o)
Northern Arizona University
   (FGIC Insured)
5.50%      06/01/34 .......      2,000       2,177(o)
Phoenix Civic Improvement Corp.
   (FGIC Insured)
5.50%      07/01/23 - 07/01/24   7,260       8,462(o)
Salt River Project Agricultural
   Improvement & Power
   District (Series A)
5.00%      01/01/35 .......      5,000       5,253
University Medical Center Corp.
5.00%      07/01/35 .......      9,750       9,764
                                            51,988

CALIFORNIA -- 6.0%

Acalanes Union High School
   District (FGIC Insured)
4.18%      08/01/21 .......      5,815       2,748(d,h,o)
California Statewide Communities
   Development Authority
5.00%      07/01/27 .......     11,500      11,877
5.25%      07/01/35 .......      5,000       5,093


---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Desert Community College
   District (Series A)
   (MBIA Insured)
5.00%      08/01/29 .......    $11,300  $   12,405(n,o)
Marin Community College District
   (Series A) (MBIA Insured)
5.00%      08/01/27 - 08/01/28  11,340      11,962(o)
Port of Oakland (Series M)
   (FGIC Insured)
5.25%      11/01/16 - 11/01/17  14,300      15,589(o)
Sacramento City Financing
   Authority (AMBAC Insured)
5.38%      11/01/14 .......     12,725      13,973(o)
San Diego Unified School District
   (Series E) (FSA Insured)
5.25%      07/01/17 - 07/01/19   8,795       9,692(o)
State of California
5.00%      03/01/32 .......     15,000      15,608
University of California (Series A)
   (AMBAC Insured)
5.00%      05/15/34 .......      6,000       6,266(o)
                                           105,213

COLORADO -- 1.7%

City of Colorado Springs
   (Series A) (MBIA Insured)
5.38%      11/15/26 .......     10,000      10,340(o)
Colorado Health Facilities
   Authority
5.00%      03/01/25 .......      5,000       5,055
Colorado Water Resources &
   Power Development
   Authority (Series A)
5.25%      09/01/17 - 09/01/18   5,880       6,355
E-470 Public Highway Authority
   (Series A) (MBIA Insured)
5.00%      09/01/26 .......      4,280       4,402(o)
5.75%      09/01/35 .......      4,000       4,408(o)
                                            30,560

CONNECTICUT -- 5.1%

City of Stamford CT
5.25%      07/15/11 .......      3,450       3,609
5.25%      07/15/11 .......      2,670       2,797(n)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
City of Stamford CT (Series A)
4.60%      08/01/14 .......  $   2,235  $    2,307(n)
4.70%      08/01/15 .......      1,635       1,692(n)
Connecticut Resources Recovery
   Authority (Series A)
   (MBIA Insured)
5.50%      11/15/12 .......      3,865       4,012(o)
Connecticut State Clean Water Fund
4.88%      09/01/19 .......      5,335       5,660(n)
Connecticut State Health &
   Educational Facility
   Authority (Series Y)
5.00%      07/01/35 .......      5,000       5,282
Mashantucket Western Pequot
   Tribe CT (Series B)
5.70%      09/01/12 .......      2,500       2,625(b)
5.75%      09/01/18 .......      9,500       9,924(b)
South Central Regional Water
   Authority Water System
   Revenue (MBIA Insured)
5.00%      08/01/27 .......      6,755       7,135(o)
State of Connecticut
   (MBIA Insured)
6.00%      10/01/09 .......      5,250       5,731(o)
State of Connecticut (Series A)
5.25%      03/15/14 .......      3,175       3,327
State of Connecticut (Series B)
5.25%      11/01/06 - 11/01/07  12,345      12,661
State of Connecticut (Series C)
5.25%      10/15/13 .......      1,250       1,323(n)
State of Connecticut (Series D)
5.50%      12/01/07 - 12/01/08  19,665      20,563
5.50%      12/01/07 .......         75          78(m)
5.50%      12/01/08 .......        200         210(n)
                                            88,936

DELAWARE -- 0.3%

State of Delaware
5.25%      04/01/13 - 04/01/14   4,545       4,876(n)

DISTRICT OF COLUMBIA -- 1.3%

District of Columbia
   (MBIA Insured)
5.75%      09/15/20 .......      5,000       5,427(o)



---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
District of Columbia (Series A)
   (MBIA Insured)
5.25%      06/01/27 .......  $   1,335  $    1,408(n,o)
5.25%      06/01/27 .......      8,665       9,059(o)
District of Columbia (Series B)
   (FSA Insured)
5.25%      06/01/26 .......      6,900       7,220(o)
                                            23,114

FLORIDA -- 3.4%

Brevard County Health
   Facilities Authority
5.00%      04/01/34 .......     16,000      16,114
Florida State Board Education
   (Series B)
5.38%      06/01/16 .......     10,000      10,990
Florida State Board of
   Education (Series D)
4.50%      06/01/21 .......      5,000       5,052
Hillsborough County Industrial
   Development Authority
   (Series A)
5.00%      10/01/18 .......      5,000       5,168
5.25%      10/01/24 .......      5,500       5,734
Hillsborough County Industrial
   Development Authority
   (Series B)
5.25%      10/01/15 .......      5,130       5,448
Indian River County School Board
   (MBIA Insured)
5.00%      07/01/24 .......      2,000       2,092(o)
North Broward Hospital District
5.70%      01/15/16 .......      1,915       2,056
South Miami Health
   Facilities Authority
5.25%      11/15/33 .......      6,380       6,620
                                            59,274

GEORGIA -- 4.4%

City of Atlanta GA (FSA Insured)
5.75%      11/01/26 - 11/01/27  10,460      12,719(h,o)
City of Atlanta GA (Series B)
   (FSA Insured)
5.25%      01/01/33 .......      4,000       4,259(h,o)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
City of Augusta GA (FSA Insured)
5.25%      10/01/34 .......  $   9,000  $    9,657(h,o)
County of Fulton GA
   (FGIC Insured)
5.00%      01/01/30 .......      5,000       5,234(o)
5.25%      01/01/35 .......     10,500      11,183(o)
De Kalb County GA
5.00%      10/01/28 .......      6,500       6,763
Fayette County School District
   (FSA Insured)
4.63%      03/01/22 .......      2,520       2,045(d,o)
4.67%      03/01/23 .......      2,290       1,856(d,o)
Henry County Hospital Authority
   (MBIA Insured)
5.00%      07/01/24 .......      1,865       1,973(o)
Marietta Development Authority
5.00%      09/15/29 .......      2,365       2,458
Private Colleges &
   Universities Authority
5.25%      06/01/18 - 06/01/20   5,250       5,656
Private Colleges & Universities
   Authority (Series A)
6.00%      06/01/21 .......      2,410       2,579
Private Colleges & Universities
   Facilities Authority
   (MBIA Insured)
6.50%      11/01/15 .......      4,010       4,757(m,o)
State of Georgia (Series C)
6.50%      04/01/08 .......      2,805       3,001
6.50%      04/01/08 .......         15          16(m)
State of Georgia (Series D)
6.50%      08/01/08 .......      2,500       2,699
                                            76,855

HAWAII -- 1.2%

City & County of Honolulu HI (Series A)
6.00%      01/01/12 .......      1,265       1,424
6.00%      01/01/12 .......        735         831(m)
State of Hawaii (FSA Insured)
5.25%      07/01/16 .......      8,670       9,377(o)
5.25%      07/01/16 .......      1,330       1,456(n,o)
5.75%      02/01/14 .......      6,500       7,379(o)
                                            20,467




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
ILLINOIS -- 4.2%

Chicago O'Hare International
   Airport (Series A) (MBIA Insured)
5.00%      01/01/29 .......    $15,000  $   15,586(o)
County of Cook IL (Series C)
   (AMBAC Insured)
5.50%      11/15/26 .......     10,000      10,873(o)
Illinois Educational Facilities
   Authority (Series A)
   (AMBAC Insured)
5.70%      07/01/24 .......     10,000      10,503(o)
Illinois Finance Authority
   (Series A)
5.50%      08/15/43 .......      5,000       5,331
Illinois Health Facilities Authority
6.13%      11/15/22 .......      3,500       3,912(n)
Metropolitan Pier &
   Exposition Authority
6.50%      06/15/27 .......        305         305
Metropolitan Pier & Exposition
   Authority (AMBAC Insured)
5.38%      06/01/14 .......     15,000      15,542(o)
Metropolitan Pier & Exposition
   Authority (MBIA Insured)
4.48%      06/15/19 .......      4,000       3,140(d,o)
University of Illinois (Series B)
   (FGIC Insured)
5.25%      04/01/32 .......      8,500       8,875(o)
                                            74,067

INDIANA -- 1.8%

Indiana Health Facility Financing
   Authority (Series A)
   (AMBAC Insured)
5.38%      03/01/34 .......      5,500       5,872(o)
Indiana Transportation
   Finance Authority
5.50%      12/01/20 .......      5,000       5,442(n)
Indiana Transportation Finance
   Authority (Series A)
   (AMBAC Insured)
5.00%      11/01/12 - 11/01/16  16,555      17,114(n,o)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Indianapolis Local Public
   Improvement Bond Bank
   (Series A)
6.00%      01/01/15 .......  $   2,425  $    2,680
                                            31,108

IOWA -- 0.3%

Iowa Finance Authority (Series V)
5.25%      08/15/12 - 08/15/14   2,105       2,166(m)
5.38%      08/15/17 .......      2,460       2,521(m)
                                             4,687

KANSAS -- 0.2%

University of Kansas
   Hospital Authority
5.63%      09/01/32 .......      4,150       4,433

KENTUCKY -- 0.3%

University Of Kentucky
   (Series Q) (FGIC Insured)
5.25%      05/01/20 .......      4,545       4,882(n,o)

LOUISIANA -- 1.1%

Louisiana Public Facilities
   Authority (MBIA Insured)
5.25%      07/01/33 .......     10,925      11,513(o)
Louisiana Public Facilities
   Authority (Series A)
   (MBIA Insured)
5.38%      05/15/16 .......      7,870       8,524(o)
                                            20,037

MAINE -- 0.9%

Maine Health & Higher
   Educational Facilities
   Authority (Series C)
5.13%      07/01/31 .......      5,000       5,235
Maine Health & Higher
   Educational Facilities
   Authority (Series D)
   (FSA Insured)
5.50%      07/01/23 .......        470         476(o)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Maine Municipal Bond Bank
   (Series B)
5.50%      11/01/21 ....... $    3,325  $    3,596
Maine Municipal Bond Bank
   (Series C) (FSA Insured)
5.35%      11/01/18 .......      5,310       5,649(n,o)
                                            14,956

MARYLAND -- 3.1%

County of Prince Georges MD
   (Series A)
5.00%      10/01/22 .......      6,820       7,284
Maryland State Health & Higher
   Educational Facilities Authority
5.13%      11/15/34 .......      7,200       7,538
State of Maryland
5.00%      10/15/11 .......      3,500       3,616(n)
5.50%      08/01/17 .......     21,000      24,232
University System of Maryland
   (Series A)
5.25%      04/01/17 .......     10,035      10,859
                                            53,529

MASSACHUSETTS -- 4.6%

Commonwealth of
   Massachusetts (Series B)
5.50%      11/01/08 .......     18,035      19,045
Massachusetts Bay
   Transportation Authority
   (Series A) (MBIA Insured)
4.75%      03/01/16 .......      4,500       4,625(o)
Massachusetts State Turnpike
   Authority (Series B)
   (MBIA Insured)
5.13%      01/01/23 - 01/01/37  20,500      21,074(o)
Massachusetts State Water
   Pollution Abatement (Series 6)
5.63%      08/01/18 .......        115         125
5.63%      08/01/18 .......      6,885       7,581(n)
Massachusetts State Water
   Resources Authority (Series A)
6.50%      07/15/08 - 07/15/19  23,370      26,962
                                            79,412



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------

MICHIGAN -- 2.6%

Detroit MI (Series A) (FSA Insured)
5.25%      07/01/21 - 07/01/22  $4,545  $    5,133(o)
Detroit MI (Series A)
   (MBIA Insured)
5.00%      01/01/27 .......      7,145       7,329(o)
5.00%      07/01/27 .......      1,230       1,272(n,o)
Grand Rapids MI (FGIC Insured)
5.25%      01/01/17 .......      3,000       3,199(o)
Hartland Consolidated
   School District (FGIC Insured)
5.13%      05/01/22 .......      5,000       5,030(n,o)
Kent Hospital Finance
   Authority (Series A)
5.25%      07/01/30 .......      6,845       6,911
Michigan Municipal
   Bond Authority
5.25%      10/01/17 .......      6,465       7,013
Michigan State Hospital
   Finance Authority
5.38%      12/01/30 .......      2,000       2,104
Michigan State Trunk Line
   (Series A) (MBIA Insured)
5.00%      11/01/26 .......      4,000       4,149(o)
Muskegon Heights Public
   Schools (MBIA Insured)
5.00%      05/01/24 .......      2,650       2,746(o)
                                            44,886

MINNESOTA -- 1.2%

City of Maple Grove MN
5.00%      09/01/35 .......      5,500       5,597
Minneapolis & St. Paul
   Metropolitan Airports
   Commission (Series A)
   (AMBAC Insured)
5.00%      01/01/30 .......      8,500       8,712(o)
St. Paul Housing &
   Redevelopment Authority
6.00%      11/15/30 .......      6,000       6,380
                                            20,689




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.5%

State of Mississippi
5.50%      09/01/14 .......  $   7,500  $    8,380

MISSOURI -- 0.5%

Hazelwood School District
   (Series A) (FGIC Insured)
5.00%      03/01/24 .......      3,000       3,174(o)
Missouri State Health &
   Educational Facilities Authority
5.25%      05/15/23 .......      2,300       2,423
6.00%      05/15/07 .......      2,340       2,422
                                             8,019

NEVADA -- 1.0%

County of Clark NV
5.50%      07/01/20 .......      7,565       8,069
County of Clark NV
   (MBIA Insured)
5.50%      07/01/30 .......      6,500       6,913(o)
Las Vegas Special Improvement
   District No 707 (Series A)
   (FSA Insured)
5.55%      06/01/16 .......      1,870       1,994(o)
                                            16,976

NEW JERSEY -- 9.2%

Cape May County Municipal
   Utilities Authority (Series A)
   (FSA Insured)
5.75%      01/01/15 - 01/01/16   8,500       9,744(o)
Essex County Improvement
   Authority (FSA Insured)
5.25%      12/15/17 .......     10,000      10,914(o)
New Jersey Economic
   Development Authority
5.13%      03/01/30 .......      6,180       6,472
5.75%      06/15/29 .......      3,000       3,179
New Jersey State Educational
   Facilities Authority
5.25%      07/01/32 .......      2,625       2,720



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
New Jersey State Educational
   Facilities Authority (Series A)
5.00%      07/01/30 ....... $    1,750  $    1,853
New Jersey State Educational
   Facilities Authority (Series B)
   (MBIA Insured)
5.00%      07/01/30 .......      8,500       8,969(o)
New Jersey State Educational
   Facilities Authority (Series D)
5.25%      07/01/19 .......      4,000       4,544
New Jersey State Turnpike
   Authority (AMBAC Insured)
6.50%      01/01/16 .......      7,910       9,301(o)
6.50%      01/01/16 .......     42,050      49,599(m,o)
New Jersey Transportation Trust
   Fund Authority (Series C)
5.50%      06/15/19 - 06/15/24  31,280      34,958(n)
New Jersey Transportation Trust
   Fund Authority (Series C)
   (FSA Insured)
5.75%      12/15/14 .......      6,000       6,817(o)
New Jersey Wastewater
   Treatment Trust (Series C)
5.88%      06/15/06 .......      5,160       5,219
6.88%      06/15/08 .......      5,905       6,394
                                           160,683

NEW MEXICO -- 0.7%

New Mexico Hospital Equipment
   Loan Council (Series A)
5.50%      08/01/25 - 08/01/30  10,750      11,849(n)

NEW YORK -- 7.3%

City of New York (Series B)
5.25%      08/01/13 .......      1,475       1,525
5.25%      08/01/13 .......         25          26(n)
5.60%      08/15/06 .......     13,000      13,180
Municipal Assistance Corporation
   for the City of New York
   (Series E)
5.20%      07/01/08 .......     10,000      10,194(n)
New York City Municipal Water
   Finance Authority
5.50%      06/15/33 .......      5,000       5,382




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
New York City Transitional
   Finance Authority
5.50%      11/01/19 - 05/01/25 $19,070  $   20,745(n)
6.00%      11/15/19 .......      3,750       4,184(n)
New York City Transitional
   Finance Authority (Series A)
5.30%      11/15/09 .......      1,000       1,071(m)
New York City Transitional
   Finance Authority (Series B)
5.50%      11/15/11 .......      1,250       1,356
6.00%      11/15/10 - 11/15/11   2,545       2,839(n)
New York City Transitional
   Finance Authority (Series C)
5.50%      05/01/25 .......         30          32(n)
New York State
   Dormitory Authority
5.40%      07/01/10 .......      8,185       8,437
New York State Dormitory
   Authority (Series A)
5.00%      07/01/25 - 07/01/31  15,610      16,481
New York State Dormitory
   Authority (Series B)
5.25%      11/15/23 .......     10,400      11,214
5.38%      07/01/20 .......      3,695       4,045
6.50%      08/15/10 .......      3,490       3,882
6.50%      08/15/10 .......          5           6(m)
New York State Dormitory
   Authority (Series D)
7.00%      07/01/09 .......      3,815       4,068(m)
New York State Environmental
   Facilities Corp.
5.50%      06/15/13 .......     10,000      11,224
New York State Urban
   Development Corp.
5.50%      07/01/16 .......      7,000       7,214
                                           127,105

NORTH CAROLINA -- 1.2%

Cary NC
5.00%      03/01/21 .......      2,400       2,580
City of Charlotte NC
5.60%      06/01/20 .......      2,800       3,096(n)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
City of Charlotte NC
   (Series C)
5.00%      07/01/24 .......  $   1,460  $    1,548
Mecklenburg County NC
   (Series B)
4.50%      02/01/15 .......     14,000      14,601(n)
                                            21,825

OHIO -- 4.0%

City of Cleveland OH
   (MBIA Insured)
5.50%      09/15/16 .......      5,200       5,380(o)
Cleveland-Cuyahoga County
   Port Authority
   (AMBAC Insured)
5.40%      12/01/15 .......      3,500       3,631(n,o)
Columbus OH (Series 1)
5.63%      11/15/15 .......      7,310       8,071(n)
County of Cuyahoga OH
6.00%      01/01/32 .......     10,000      11,025
County of Hamilton OH
   (Series A)
   (MBIA Insured)
5.00%      12/01/19 .......      4,250       4,538(o)
County of Hamilton OH
   (Series B)
   (AMBAC Insured)
5.25%      12/01/32 .......      7,500       7,924(o)
Franklin County OH (Series C)
5.00%      05/15/21 .......      2,685       2,832
5.25%      05/15/24 .......      1,400       1,486
Ohio State Higher Educational
   Facility Commission
5.20%      11/01/26 .......      9,450      10,118
Ohio State University (Series A)
5.25%      12/01/11 .......      3,150       3,433
Ohio State Water
   Development Authority
5.50%      12/01/20 .......      5,000       5,563(n)
State of Ohio (Series A)
4.75%      06/15/18 .......      3,690       3,891(n)
Steubenville OH
6.38%      10/01/20 .......      1,660       1,835
                                            69,727




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
OKLAHOMA -- 1.1%

Claremore Public Works Authority
   (Series A) (FSA Insured)
5.25%      06/01/34 .......  $   6,315  $    6,760  (o)
Oklahoma Transportation
   Authority (Series A)
   (AMBAC Insured)
5.25%      01/01/15 .......      9,125       9,904(o)
Tulsa Industrial Authority
   (MBIA Insured)
5.00%      10/01/22 .......      2,000       2,054(o)
                                            18,718

OREGON -- 0.0%*

State of Oregon
5.88%      10/01/18 .......        660         675

PENNSYLVANIA -- 4.1%

Montgomery County Higher
   Education & Health Authority
   (AMBAC Insured)
5.00%      10/01/09 .......      2,405       2,490(o)
5.10%      10/01/10 .......      2,670       2,767(o)
Pennsylvania Industrial
   Development Authority
   (AMBAC Insured)
5.50%      07/01/17 .......      3,100       3,421(o)
Pennsylvania State Higher
   Educational Facilities Authority
5.50%      07/15/38 .......     10,750      11,324(n)
6.00%      05/01/30 .......      5,000       5,463
Pennsylvania State University
   (Series A)
5.00%      09/01/34 .......      5,000       5,217
Pennsylvania Turnpike
   Commission (Series A)
   (AMBAC Insured)
5.00%      12/01/23 .......      2,125       2,224(o)
5.00%      12/01/23 .......      2,875       2,949(m,o)
5.25%      12/01/32 .......     12,695      13,667(o)
Pittsburgh Public Parking
   Authority (AMBAC Insured)
5.35%      12/01/10 .......        520         561(n,o)
5.45%      12/01/11 .......        440         476(n,o)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
5.55%      12/01/12 .......  $   1,015  $    1,103(n,o)
5.60%      12/01/13 .......      1,125       1,224(n,o)
5.70%      12/01/14 .......      1,245       1,360(n,o)
5.75%      12/01/15 - 12/01/16   2,330       2,550(n,o)
Southcentral General Authority
5.38%      05/15/28 .......      4,100       4,498(n)
5.38%      05/15/28 .......        900         970(m)
State Public School Building
   Authority (FSA Insured)
5.25%      06/01/27 .......      8,000       8,524(o)
                                            70,788

PUERTO RICO -- 1.2%

Children's Trust Fund
5.75%      07/01/20 .......      4,520       4,766(n)
Commonwealth of Puerto Rico
   (Series A)
5.50%      07/01/13 .......      6,500       7,073
Puerto Rico Public Buildings
   Authority (Series H)
   (FGIC Insured)
5.25%      07/01/15 .......      8,000       8,897(o)
                                            20,736

SOUTH CAROLINA -- 8.5%

Beaufort County SC
   (MBIA Insured)
5.50%      06/01/17 - 06/01/18   4,150       4,584(o)
Berkeley County School District
5.25%      12/01/24 .......     15,000      15,781
Charleston Educational
   Excellence Finance Corp.
5.25%      12/01/27 - 12/01/30  24,000      25,367
City of Greenville SC
5.13%      02/01/22 .......      5,195       5,513
County of Charleston SC
5.90%      06/01/10 .......      2,170       2,193(n)
6.00%      06/01/11 - 06/01/12   4,765       4,818(n)
Dorchester County
   School District No 2
5.25%      12/01/22 .......      8,075       8,533
Greenville County School District
5.25%      12/01/21 .......      2,000       2,127
5.50%      12/01/28 .......     16,725      18,016




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Lexington County SC
5.50%      11/01/13 .......  $   5,000  $    5,489
Scago Educational Facilities
   Corp. (FSA Insured)
5.00%      04/01/17 - 04/01/20   4,000       4,269(o)
South Carolina State Public
   Service Authority (Series B)
   (FSA Insured)
5.13%      01/01/32 .......     17,000      17,770(o)
5.50%      01/01/36 .......      5,000       5,377(o)
South Carolina Transportation
   Infrastructure Bank (Series A)
   (AMBAC Insured)
5.25%      10/01/19 .......      9,780      10,742(o)
South Carolina Transportation
   Infrastructure Bank (Series A)
   (MBIA Insured)
5.50%      10/01/30 .......     11,000      11,901(n,o)
South Carolina Transportation
   Infrastructure Bank (Series B)
   (AMBAC Insured)
5.20%      10/01/22 .......      5,000       5,331(o)
                                           147,811

TENNESSEE -- 0.7%

Knox County Health Educational &
   Housing Facilities Board
   (FSA Insured)
4.21%      01/01/16 .......     12,000       7,499(d,o)
Knox County Health
   Educational & Housing
   Facilities Board (Series B)
   (MBIA Insured)
7.25%      01/01/09 .......      4,500       4,976(o)
                                            12,475

TEXAS -- 5.0%

City of Austin TX
5.38%      09/01/16 - 09/01/17  10,350      11,047(n)
City of Austin TX (Series A)
   (AMBAC Insured)
5.50%      11/15/16 .......      5,450       6,174(o)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
City of Dallas TX (Series A)
   (AMBAC Insured)
5.00%      08/15/20 .......  $   4,675  $    4,844(o)
City of Fort Worth TX
5.00%      02/15/18 .......      2,800       2,892(n)
City of Houston TX
   (FGIC Insured)
5.25%      12/01/21 .......     20,000      20,902(n,o)
City of Houston TX (Series B)
   (AMBAC Insured)
5.75%      12/01/14 .......      5,000       5,590(n,o)
City of Plano TX
4.88%      09/01/19 .......      1,500       1,575(n)
McKinney Independent
   School District
5.25%      02/15/20 .......      2,000       2,175
North Central Texas Health
   Facility Development Corp.
5.13%      05/15/22 .......      4,500       4,619
San Antonio Independent
   School District (Series A)
5.38%      08/15/19 - 08/15/20   6,250       6,818(n)
Texas State Public Finance
   Authority (AMBAC Insured)
5.00%      08/01/17 .......      5,740       5,888(n,o)
University of Houston
   (MBIA Insured)
5.50%      02/15/30 .......      8,000       8,557(o)
University of Texas
5.25%      08/15/14 .......      5,705       6,285
                                            87,366

UTAH -- 0.7%

City of Salt Lake City UT
5.13%      06/15/19 .......      3,715       3,983
Metropolitan Water District of
   Salt Lake & Sandy (Series A)
   (AMBAC Insured)
5.00%      07/01/22 - 07/01/24   6,100       6,460(o)
Murray UT (MBIA Insured)
4.75%      05/15/20 .......      2,285       2,289(o)
                                            12,732




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN TAX-EXEMPT INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
VERMONT -- 0.5%

University of Vermont &
   State Agricultural College
   (AMBAC Insured)
5.13%      10/01/27 .......  $   1,000  $    1,054  (o)
University of Vermont &
   State Agricultural College
   (MBIA Insured)
5.00%      10/01/35 .......      6,950       7,283(o)
                                             8,337

VIRGINIA -- 1.0%

Chesterfield County Industrial
   Development Authority
5.88%      06/01/17 .......      3,000       3,277
City of Norfolk VA (MBIA Insured)
5.88%      11/01/20 .......      1,920       1,973(o)
Fairfax County Water Authority
5.00%      04/01/30 .......      5,275       5,562
Virginia Commonwealth
   Transportation Board (Series A)
5.75%      05/15/21 .......      1,945       2,111(n)
Virginia Resources Authority
   (Series A)
5.13%      11/01/34 .......      5,000       5,319
                                            18,242

WASHINGTON -- 1.9%

King County WA
5.50%      12/01/13 .......        970       1,088(m)
5.50%      12/01/13 .......      9,030      10,056
5.80%      12/01/12 .......     10,000      10,655(n)
Seattle Museum
   Development Authority
5.13%      04/01/31 .......     10,000      10,615
                                            32,414

WEST VIRGINIA -- 0.4%

West Virginia Housing
   Development Fund (Series B)
5.30%      05/01/24 .......      4,000       4,127



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
West Virginia Housing
   Development Fund (Series C)
5.35%      11/01/27 .......     $2,740  $     2,831
                                             6,958

WISCONSIN -- 1.0%

State of Wisconsin (Series 1)
   (AMBAC Insured)
5.75%      07/01/14 .......      2,990       3,332(o)
5.75%      07/01/14 .......      2,010       2,258(n,o)
State of Wisconsin (Series A)
5.30%      07/01/18 .......      5,800       6,250(n)
Wisconsin State Health &
   Educational Facilities
   Authority (MBIA Insured)
5.25%      08/15/27 .......      5,000       5,139(o)
                                            16,979

TOTAL INVESTMENT IN SECURITIES
   (COST $1,634,629) ......              1,720,523

                              NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.8%
GEI Short Term Investment Fund
4.42%
   (COST $14,485) ......... 14,484,607      14,485 (d,l)

TOTAL INVESTMENTS
   (COST $1,649,114) ......              1,735,008

OTHER ASSETS AND LIABILITIES,
   NET-- 0.4% .............                  6,527
                                        ----------

NET ASSETS-- 100.0% .......             $1,741,535
                                        ==========




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Elfun Income Fund
--------------------------------------------------------------------------------
                                                                             Q&A


THE ELFUN INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES ALFREDO CHANG, PAUL M. COLONNA (PICTURED BELOW), MARK DELANEY, ERIC H. GOULD, WILLIAM M. HEALEY AND VITA MARIE PIKE. THE TEAM IS LEAD BY MR. COLONNA WHO IS VESTED WITH OVERSIGHT AUTHORITY BUT DOES NOT POSSESS THE POWER TO VETO THE INVESTMENT DECISIONS OF HIS CO-MANAGERS. EACH PORTFOLIO MANAGER IS ASSIGNED A CLASS OF ASSETS, THE SIZE OF WHICH ARE DETERMINED BY TEAM CONSENSUS AND ADJUSTED ON A MONTHLY BASIS, IF NECESSARY. ALTHOUGH EACH PORTFOLIO MANAGER MANAGES HIS OR HER ASSET CLASS INDEPENDENT OF THE OTHER TEAM MEMBERS, THE TEAM IS HIGHLY COLLABORATIVE AND COMMUNICATIVE. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 93.


Q. HOW DID THE ELFUN INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2005?

A. For the twelve-month period ended December 31, 2005, the Elfun Income Fund returned 2.58%. The Lehman Brothers Aggregate Bond Index, the Fund's benchmark, returned 2.43% and the Fund's Lipper peer group of 469 Intermediate Investment Grade Debt funds returned an average of 1.77% for the same period.


Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2005.

A. Despite major problems announced by both General Motors and Ford in the spring, hurricanes hitting the gulf coast in early fall, and continued high energy prices, the U.S. economy maintained a robust pace of growth in 2005. Low interest rates and new affordability mortgage-products (e.g. interest-only, negative amortization) have helped home sales stay at lofty levels. Consumer health improved which supported spending and business investment improved as well. Although still moderate by historical standards, inflation figures picked up slightly during the year, which kept the Federal Reserve Board steadfast in its goal of removing accommodation by raising rates. In 2005, the Federal Reserve Board met and raised its target Fed funds rate 8 times, in increments of 25 bps to


                                              [PHOTO OF PAUL M. COLONNA OMITTED]
--------------------------------------------------------------------------------
                                                                              47

Elfun Income Fund
--------------------------------------------------------------------------------
                                                                             Q&A


    4.25%. As a result of the Federal Reserve's continued endorsement of higher rates, the yield on the 2-year treasuries increased 133 bps to 4.4%. Due to moderate inflation expectations and strong foreign buying, 10-year treasury yields rose only 17 bps to 4.39%.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Primary drivers of Fund performance during the year were sector allocation and curve positioning. Non-index allocations to high yield and emerging market sectors, away from high grade benchmark sectors as these markets, especially emerging market debt, outperformed The Lehman Aggregate benchmark. The Fund's yield curve exposure was positioned to take advantage of a flattening yield curve, which proved correct as the yield spread between the 2-year and 10-year notes narrowed by 116 bps. Security selection in BBB-rated corporate securities also added value. Duration positioning throughout the year was detrimental to Fund performance.

Elfun Income Fund
                                              Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2005 - DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,001.63                      1.29
---------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
    (2.5% for the period)            1,000.00                      1,023.64                      1.31
---------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.26% (FROM PERIOD JULY 1, 2005 - DECEMBER 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).
 ** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2005 WAS: 0.16%.

Elfun Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

              Elfun Income Fund           LB Aggregate Bond
              (ending value $18,050)      (ending value $18,189)
12/95         $10,000.00                  $10,000.00
12/96          10,401.12                   10,363.06
12/97          11,397.25                   11,363.50
12/98          12,364.34                   12,350.60
12/99          12,287.77                   12,249.16
12/00          13,652.61                   13,673.26
12/01          14,740.36                   14,827.75
12/02          16,250.38                   16,348.34
12/03          16,907.59                   17,019.36
12/04          17,595.65                   17,757.79
12/05          18,050.49                   18,189.04


            AVERAGE ANNUAL TOTAL RETURN
      FOR THE PERIODS ENDED DECEMBER 31, 2005
------------------------------------------------

                       ONE      FIVE      TEN
                       YEAR     YEAR      YEAR
------------------------------------------------
Elfun Income Fund      2.58%    5.74%    6.08%

LB Aggregate Bond      2.43%    5.87%    6.16%



                               INVESTMENT PROFILE
          A fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal market conditions. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.


            QUALITY RATINGS
        AS OF DECEMBER 31, 2005
        AS A % OF MARKET VALUE
---------------------------------------
MOODY'S/S&P/           PERCENTAGE OF
FITCH RATING+           MARKET VALUE
---------------------------------------
Aaa/AAA                   73.27%
---------------------------------------
Aa/AA                      2.58%
---------------------------------------
A/A                        7.61%
---------------------------------------
Baa/BBB                    7.86%
---------------------------------------
Ba/BB and lower            8.68%
---------------------------------------

+ MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.


--------------------------------------------------------------------------------
                          LIPPER PERFORMANCE COMPARISON

                  INTERMEDIATE INVESTMENT GRADE DEBT PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/05

                                             ONE     FIVE    TEN
                                             YEAR    YEAR    YEAR

  Fund's rank in peer group: ..............   44      76      23

  Number of Funds in peer group: ..........  469     303     137

  Peer group average annual total return: .  1.77%   5.27%   5.35%

--------------------------------------------------------------------------------


SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                ELFUN INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $498,634 AS OF DECEMBER 31, 2005.

        [PIE CHART OMITTED]

Federal Agencies            3.2%
Mortgage Backed            33.7%
Corporate Notes            26.7%
Asset Backed & Other       19.6%
U.S. Treasuries            16.8%



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 102.3%+
--------------------------------------------------------------------------------

U.S. TREASURIES -- 21.8%

U.S. Treasury Bonds
5.38%      02/15/31 .......  $   5,461    $  6,138(j)
7.13%      02/15/23 .......      1,005       1,300(j)
8.13%      08/15/19 - 08/15/21   2,730       3,757(j,h)
U.S. Treasury Inflation-Protected Securities
2.00%      01/15/14 .......      1,795       1,786(h)
3.88%      04/15/29 .......        362         490(h)
U.S. Treasury Notes
4.13%      08/15/08 .......        460         458(j)
4.25%      11/30/07 .......     26,495      26,421(j)
4.38%      11/15/08 - 12/15/10  26,025      26,051(j)
4.50%      11/15/15 .......     17,500      17,653(j)
                                            84,054

FEDERAL AGENCIES -- 4.1%

Federal Farm Credit Bank
3.75%      01/15/09 .......      1,940       1,889(h)
Federal Home Loan Bank
2.38%      02/15/06 .......      3,565       3,556(h)


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.
3.63%      09/15/08 .......  $     840    $    818(j)
4.13%      07/12/10 .......      4,430       4,318
4.75%      12/08/10 .......      2,765       2,751(h)
6.75%      03/15/31 .......      1,920       2,411(h)
                                            15,743

AGENCY MORTGAGE BACKED -- 23.0%

Federal Home Loan
   Mortgage Corp.
4.50%      06/01/33 - 10/01/35   1,795       1,689
5.00%      07/01/35 - 10/01/35   1,427       1,381
5.50%      05/01/20 .......        255         256
6.00%      04/01/17 - 05/01/35   3,336       3,381
6.50%      01/01/27 - 12/01/34   1,967       2,018(h)
7.00%      10/01/16 - 02/01/35     573         596
7.50%      01/01/08 - 09/01/33     275         286
8.00%      11/01/30 .......         18          20
Federal National
   Mortgage Assoc.
4.00%      05/01/19 - 06/01/19     966         921
4.50%      05/01/18 - 02/01/35   7,722       7,421
5.00%      06/01/20 - 08/01/35   3,100       3,024
5.50%      03/01/14 - 08/01/35   5,459       5,453
6.00%      02/01/14 - 08/01/35   7,906       7,996
6.50%      02/01/14 - 02/01/35   8,344       8,556
7.00%      08/01/13 - 05/01/35   2,803       2,922
7.50%      08/01/13 - 03/01/34   1,288       1,350
8.00%      12/01/11 - 11/01/33     630         668
8.50%      04/01/30 - 05/01/31      56          60
9.00%      06/01/09 - 12/01/22     285         303
5.00%      TBA ............     31,940      31,348(c)
5.50%      TBA ............      1,635       1,619(c)
Government National
   Mortgage Assoc.
4.50%      08/15/33 - 09/15/34   1,895       1,818
5.00%      08/15/33 .......        449         443
6.00%      04/15/27 - 06/15/35   1,748       1,789
6.50%      04/15/19 - 08/15/34   1,054       1,096
7.00%      03/15/12 - 06/15/34     387         404
7.50%      03/15/23 - 10/15/33     170         183
8.00%      06/15/27 - 11/15/29      79          85
8.50%      10/15/17 .......        131         142


---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
9.00%      11/15/16 - 12/15/21 $   242    $    265
5.50%      TBA ............      1,100       1,107(c)
                                            88,600

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.7%

Collateralized Mortgage
   Obligation Trust (Class B)
5.78%      11/01/18 .......         40          34(d,f,h)
Federal Home Loan
   Mortgage Corp.
2.28%      10/15/18 .......      1,410          84(g,h,i)
2.78%      12/15/30 .......      3,224         185(g,h,i)
4.08%      10/15/33 .......        515         370(i)
4.50%      04/15/13 - 03/15/19   2,916         285(g)
4.50%      05/15/17 - 11/15/19   1,025         984
5.00%      01/15/11 - 12/01/34  14,354       2,316(g,h)
5.00%      05/15/20 - 02/15/35   7,290       6,915(h)
5.03%      12/15/33 .......        315         248(i)
5.50%      04/15/17 - 06/15/33   1,507         290(g)
5.50%      10/15/34 .......        752         758
6.84%      06/15/33 .......      1,281       1,243(i)
7.50%      01/15/16 .......        152         159
8.00%      04/15/20 .......         26          26
8.00%      02/01/23 - 07/01/24      38           9(g)
14.77%     09/25/43 .......      5,339          59(d,g,i)
Federal Home Loan
   Mortgage STRIPS
4.72%      08/01/27 .......          9           7(d,f)
Federal National Mortgage Assoc.
1.16%      12/25/42 .......      1,567          37(g,h,i)
2.23%      06/25/43 .......      4,932         250(g,h,i)
2.62%      10/25/29 .......      1,183          71(g,i)
2.72%      12/25/30 .......      1,629          81(g,h,i)
3.22%      09/25/42 .......      3,502         289(g,i)
3.27%      04/25/17 - 10/25/17   2,615         191(g,h,i)
3.32%      08/25/16 .......        834          47(g,i)
3.72%      06/25/42 .......      1,130          92(g,i)
4.00%      02/25/28 .......         75          73
4.50%      05/25/18 .......        527          53(g,h)
4.50%      12/25/19 .......        375         354(h)
4.75%      11/25/14 .......        301          25(g)
5.00%      02/25/11 - 02/25/32     848          74(g,h)
5.00%      03/25/35 .......        500         473(h)
5.44%      09/25/31 .......        750         707(h,i)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
5.50%      01/25/27 .......   $    712    $     86(g,h)
5.50%      07/25/34 - 02/25/35   1,540       1,551(h)
5.75%      02/25/35 .......        775         788(h)
6.00%      12/25/34 .......        500         510(h)
6.50%      12/25/34 .......        370         385(h)
8.00%      07/25/14 .......        479         492
Federal National Mortgage
   Assoc. (Class 1)
4.21%      11/01/34 .......      3,387       2,578(d,f)
Federal National Mortgage
   Assoc. (Class S)
2.72%      02/25/31 .......      1,152          56(g,i)
Federal National Mortgage
   Assoc. REMIC
4.50%      11/25/13 .......      1,395          65(g,h)
5.00%      10/25/22 .......        476          72(g,h)
5.50%      08/25/33 .......      1,776         411(g,h)
6.98%      03/25/31 .......      1,158       1,142(h,i)
Federal National Mortgage
   Assoc. REMIC (Class B)
4.43%      12/25/22 .......         28          24(d,f)
Federal National Mortgage
   Assoc. REMIC (Class J)
1080.91%    03/25/22 ......         --**         1(g)
Federal National Mortgage
   Assoc. REMIC (Class K)
1008.00%    05/25/22 ......         --**         2(g)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
7.50%      11/01/23 .......        119          30(g)
8.00%      08/01/23 - 07/01/24      80          16(g)
8.50%      03/01/17 - 07/25/22      89          20(g)
9.00%      05/25/22 .......         29           8(g)
Government National
   Mortgage Assoc.
5.00%      02/16/34 .......        670         636(h)
Vendee Mortgage Trust
16.77%     05/15/33 .......      3,493         107(d,g,h,i)
                                            25,769

ASSET BACKED -- 6.4%

AESOP Funding II LLC (Class A)
4.49%      04/20/10 .......      1,000       1,002(b,h,i)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Bank One Issuance Trust
3.59%      05/17/10 .......    $   175    $    172
BMW Vehicle Owner Trust (Class B)
2.93%      03/25/09 .......        389         384
Capital One Master Trust (Class C)
6.70%      06/15/11 .......        149         155(b,h)
Centex Home Equity Co. LLC
4.55%      01/25/25 .......        236         236(h,i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
5.75%      05/25/32 .......         69          65(h)
Citibank Credit Card
   Issuance Trust
4.45%      04/07/10 .......        496         489
Citifinancial Mortgage
   Securities, Inc.
4.58%      04/25/34 .......         18          18(h,i)
CNH Equipment Trust
4.44%      10/15/08 .......      2,000       2,001(h,i)
Countrywide Asset-Backed
   Certificates (Class A)
4.65%      05/25/36 .......        494         494(h,i)
4.66%      08/25/32 .......         84          84(h,i)
First Franklin Mtg Loan
   Asset Backed Certificates
4.56%      12/31/49 .......      2,000       2,000(h,i)
First USA Credit Card Master
   Trust (Class A)
4.51%      11/19/08 .......      2,400       2,401(i)
Fleet Home Equity Loan
   Trust (Class A)
4.62%      01/20/33 .......        778         779(h,i)
GMAC Mortgage Corp. Loan
   Trust (Class A)
4.48%      06/25/34 .......      1,000       1,000(h,i)
GSAA Trust
4.78%      05/25/34 .......        232         232(h,i)
Honda Auto Receivables Owner
   Trust (Class A)
4.15%      10/15/10 .......        427         421
Household Automotive
   Trust (Class A)
4.67%      07/17/09 .......      2,335       2,337(i)
Long Beach Mortgage
   Loan Trust
4.84%      11/26/32 .......        356         357(h,i)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Metris Master Trust (Class A)
4.52%      10/20/10 .......     $3,000    $  3,001(i)
Mid-State Trust
7.54%      07/01/35 .......         85          88(h)
Peco Energy Transition Trust
6.52%      12/31/10 .......        400         426(h)
Residential Asset Mortgage
   Products, Inc.
4.62%      03/25/34 .......        230         230(h,i)
4.71%      12/25/33 .......         77          77(h,i)
Residential Asset Securities Corp.
4.63%      07/25/32 .......        151         151(h,i)
Residential Asset Securities
   Corp. (Class A)
4.16%      07/25/30 .......        329         324(h,i)
4.67%      06/25/33 .......        297         297(h,i)
Saxon Asset Securities Trust
4.61%      05/25/35 .......      1,268       1,268(h,i)
Structured Asset Investment
   Loan Trust
4.61%      02/25/35 .......      3,000       3,000(b,h,i)
Volkswagen Auto Lease
   Trust (Class A)
3.94%      10/20/10 .......        265         261
Wachovia Asset Securitization
   Inc. (Class A)
4.60%      06/25/34 .......        591         592(h,i)
Wells Fargo Home Equity Trust
3.97%      09/25/24 .......        209         205(h,i)
                                            24,547

CORPORATE NOTES -- 31.0%

Abbey National PLC
7.95%      10/26/29 .......        510         659(h)
Adaro Finance B.V.
8.50%      12/08/10 .......        415         418(b)
AES Corp.
8.75%      06/15/08 .......        860         903(h)
AIG SunAmerica Global
   Financing VII
5.85%      08/01/08 .......        510         521(b)
Air Jamaica Ltd.
9.38%      07/08/15 .......        435         432(b)
Albertson's, Inc.
7.50%      02/15/11 .......        260         267(h)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Allegiance Corp.
7.00%      10/15/26 .......    $   300    $    332(h)
Allied Waste North America
7.25%      03/15/15 .......      1,050       1,060
Allstate Life Global
   Funding Trusts
3.85%      01/25/08 .......        560         549(h)
Alltel Corp.
4.66%      05/17/07 .......        670         667(h)
ALROSA Finance S.A.
8.88%      11/17/14 .......        455         521(b)
Altria Group, Inc.
7.20%      02/01/07 .......        255         261
America Movil S.A. de C.V.
6.38%      03/01/35 .......         70          69
American Electric Power
   Company, Inc.
4.71%      08/16/07 .......        425         422(k)
American Electric Power
   Company, Inc. (Series D)
5.25%      06/01/15 .......        335         334
American General Corp.
7.50%      08/11/10 .......        280         306
American General Finance Corp.
4.88%      07/15/12 .......        470         460
ANZ Capital Trust
4.48%      12/31/49 .......        505         489(b)
Appalachian Power Co. (Series G)
3.60%      05/15/08 .......        260         252(h)
Appalachian Power Co. (Series K)
5.00%      06/01/17 .......        330         316(h)
Archer-Daniels-Midland Co.
5.38%      09/15/35 .......        330         317(h)
Assurant, Inc.
6.75%      02/15/34 .......        475         520
AT&T Corp.
9.05%      11/15/11 .......        815         902(h)
AT&T, Inc.
4.13%      09/15/09 .......        650         628
5.88%      08/15/12 .......        325         335
6.15%      09/15/34 .......        435         437
BAC CAP TRUST V
5.63%      03/08/35 .......        495         485(h)
Banco BMG S.A.
9.15%      01/15/16 .......        425         420(b)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Banco Mercantil del Norte S.A.
5.88%      02/17/14 .......    $   650    $    645(b,i)
Banco Santander Chile
5.38%      12/09/14 .......        545         544(b)
Bank One Corp.
6.50%      02/01/06 .......         80          80
Barclays Bank PLC
7.38%      06/29/49 .......        665         736(b,i)
Bavaria S.A.
8.88%      11/01/10 .......        260         284
8.88%      11/01/10 .......        345         375(b)
BBVA Bancomer Capital Trust I
10.50%     02/16/11 .......        580         583(b)
BellSouth Corp.
6.55%      06/15/34 .......        480         512(h)
BNP US Funding LLC (Series A)
7.74%      12/31/49 .......        255         267(b,i)
BNSF Funding Trust I
6.61%      12/15/55 .......        390         409(i)
Boeing Co.
8.75%      09/15/31 .......        210         304(h)
BRE Properties Inc. (REIT)
5.95%      03/15/07 .......        590         595(h)
British Aerospace Finance, Inc.
7.50%      07/01/27 .......        340         403(b)
Burlington Northern
   Santa Fe Corp.
8.13%      04/15/20 .......        765         962(h)
Campbell Soup Co.
5.50%      03/15/07 .......        405         407
Capital One Bank
6.50%      06/13/13 .......        195         207
Capital One Financial Corp.
8.75%      02/01/07 .......        490         508(h)
Carolina Power & Light Co.
5.15%      04/01/15 .......        230         228
5.70%      04/01/35 .......        130         130
6.13%      09/15/33 .......        490         519
Case New Holland Inc.
6.00%      06/01/09 .......      1,455       1,411(h)
Centex Corp.
7.88%      02/01/11 .......        345         378
Chesapeake Energy Corp.
7.75%      01/15/15 .......        950       1,007(h)
Citigroup, Inc.
6.63%      06/15/32 .......        915       1,032(h)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Clear Channel
   Communications, Inc.
4.63%      01/15/08 .......    $   535    $    527(h)
CNA Financial Corp.
5.85%      12/15/14 .......        680         683(h)
CNF Inc.
6.70%      05/01/34 .......         80          84
Comcast Cable Communications
   Holdings, Inc.
9.46%      11/15/22 .......      1,565       2,057(h)
ConAgra Foods, Inc.
7.88%      09/15/10 .......        200         221
Consolidated Edison Company
   of New York
5.63%      07/01/12 .......        585         605(h)
Consolidated Natural Gas Co.
5.38%      11/01/06 .......        425         426
Consumers Energy Co.
5.15%      02/15/17 .......        330         315
5.80%      09/15/35 .......        330         321
Corp Interamericana de
   Entretenimiento S.A.
8.88%      06/14/15 .......        430         420(b)
Countrywide Home Loans, Inc.
5.63%      05/15/07 .......        255         257
COX Communications, Inc.
5.45%      12/15/14 .......        515         502(h)
Credit Suisse First Boston
   International
8.00%      11/06/15 .......        430         444(b)
Crown Americas LLC and Crown
   Americas Capital Corp.
7.75%      11/15/15 .......      1,290       1,335(b)
CSX Transportation, Inc.
9.75%      06/15/20 .......        202         276
DaimlerChrysler NA
   Holding Corp.
4.05%      06/04/08 .......        330         322
4.75%      01/15/08 .......        330         327
8.50%      01/18/31 .......        330         400
DBS Bank Ltd.
5.00%      11/15/19 .......        605         589(b,i)
Desarrolladora Homex S.A.
   de C.V. (REIT)
7.50%      09/28/15 .......        775         761(b)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Detroit Edison Co. (Series B)
5.45%      02/15/35 .......    $   535    $    505(h)
Dex Media, Inc.
8.50%      08/15/10 .......      1,290       1,351(h)
DirecTV Holdings LLC
6.38%      06/15/15 .......        965         943
Dominion Resources Inc.
   (Series B)
4.13%      02/15/08 .......        580         570(h)
Dominion Resources Inc.
   (Series G)
3.66%      11/15/06 .......        515         509(h,k)
Duke Capital LLC
4.30%      05/18/06 .......        350         349
4.33%      11/16/06 .......        445         442(h)
5.67%      08/15/14 .......         95          96
8.00%      10/01/19 .......        350         419
Echostar DBS Corp.
5.75%      10/01/08 .......      1,395       1,367(h)
El Paso Electric Co.
6.00%      05/15/35 .......        495         495(h)
Emmis Communications Corp.
10.37%     06/15/12 .......        430         432(i)
Enterprise Products
   Operating LP
4.00%      10/15/07 .......      1,135       1,111(h)
EOP Operating LP (REIT)
7.75%      11/15/07 .......        595         622
Evraz Group S.A.
8.25%      11/10/15 .......        510         504(b)
FirstEnergy Corp. (Series B)
6.45%      11/15/11 .......        485         514
Flextronics International Ltd.
6.25%      11/15/14 .......      1,455       1,435(h)
Ford Motor Credit Co.
6.63%      06/16/08 .......        830         753(h)
FPL Group Capital, Inc. (Series B)
5.55%      02/16/08 .......        660         666
Gaz Capital S.A.
8.63%      04/28/34 .......        865       1,094(b)
Genentech, Inc.
5.25%      07/15/35 .......        235         224
Georgia Power Co.
4.88%      07/15/07 .......        530         530
Gerdau S.A.
8.88%      12/31/49 .......        340         351(b)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
5.13%      01/15/15 .......     $1,005    $    993
Goodrich Corp.
7.10%      11/15/27 .......        385         439
Greater Bay Bancorp
5.25%      03/31/08 .......        405         405
Grupo Televisa S.A.
6.63%      03/18/25 .......        490         499
Grupo Transportacion Ferroviaria
   Mexicana S.A. de C.V.
9.38%      05/01/12 .......        270         296(b)
GS Caltex Corp.
5.50%      10/15/15 .......        495         494(b)
GTE Corp.
6.94%      04/15/28 .......        400         428
7.51%      04/01/09 .......        330         350
Halliburton Co.
8.75%      02/15/21 .......        250         329
Hertz Corp.
8.88%      01/01/14 .......        430         438(b)
Hopson Development
   Holdings Ltd.
8.13%      11/09/12 .......        420         432(b)
HSBC Bank USA NA
3.88%      09/15/09 .......      1,040       1,003(h)
HSBC Capital Funding LP
4.61%      12/29/49 .......        405         382(b,i)
HSBC Capital Funding LP
   (Series 1)
9.55%      12/31/49 .......        585         685(b,i)
HSBC Finance Corp.
6.50%      11/15/08 .......        715         743
6.75%      05/15/11 .......      1,210       1,296(h)
IBM Canada Credit
   Services Company
3.75%      11/30/07 .......        275         269(b)
ILFC E-Capital Trust I
5.90%      12/21/65 .......        500         502(b,i)
ING Groep N.V.
5.78%      12/29/49 .......        325         330(i)
International Business
   Machines Corp.
3.80%      02/01/08 .......        330         324
International Lease
   Finance Corp.
5.00%      04/15/10 .......        495         492



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
iStar Financial, Inc.
4.88%      01/15/09 .......    $   165    $    163
7.00%      03/15/08 .......        330         341
Jefferson Smurfit Corp. US
7.50%      06/01/13 .......        365         336
Kansas Gas & Electric
5.65%      03/29/21 .......        270         265
Kimco Realty Corp. (REIT)
4.82%      06/01/14 .......        325         313
Kinder Morgan Energy
   Partners LP
5.13%      11/15/14 .......        405         396
Kinder Morgan, Inc.
6.50%      09/01/12 .......        415         440(h)
Kraft Foods, Inc.
5.25%      06/01/07 .......        305         306
L-3 Communications Corp.
6.38%      10/15/15 .......        520         519(b)
Laboratory Corp of
   America Holdings
5.63%      12/15/15 .......        330         334
Lyondell Chemical Co. (Series A)
9.63%      05/01/07 .......        860         898(h)
MacDermid, Inc.
9.13%      07/15/11 .......      1,290       1,366(h)
Marsh & McLennan
   Companies, Inc.
5.15%      09/15/10 .......        500         496
Meritage Homes Corp.
6.25%      03/15/15 .......      1,450       1,320(h)
MGM Mirage
5.88%      02/27/14 .......      1,495       1,428(h)
Midamerican Energy Holdings Co.
3.50%      05/15/08 .......        500         483(h)
Mohegan Tribal Gaming
   Authority
8.00%      04/01/12 .......        865         910
Morgan Stanley
4.75%      04/01/14 .......        490         470
Morgan Stanley (Series F)
4.28%      01/18/08 .......      2,000       2,002(i)
Morgan Stanley Bank AG for
   OAO Gazprom
9.63%      03/01/13 .......        350         420
Motorola, Inc.
4.61%      11/16/07 .......        550         547




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
National Power Corp.
8.63%      08/23/11 .......    $   325    $    349(b,i)
Navistar International
   Corp. (Series B)
6.25%      03/01/12 .......      1,495       1,338(h)
NB Capital Trust IV
8.25%      04/15/27 .......        440         472(h)
Nell AF SARL
8.38%      08/15/15 .......        400         396(b)
Nelnet, Inc.
5.13%      06/01/10 .......        600         587
New Cingular Wireless
   Services Inc.
8.75%      03/01/31 .......        570         755(h)
News America, Inc.
7.25%      05/18/18 .......        300         336
Nexstar Broadcasting
   Group, Inc.
7.00%      01/15/14 .......        970         889
Nextel Communications,0
   Inc. (Series D)
7.38%      08/01/15 .......        825         871(h)
Nordea Bank AB
5.42%      12/29/49 .......        295         292(b,i)
Norfolk Southern Corp.
6.00%      04/30/08 .......         40          41
Norfolk Southern Railway Co.
9.75%      06/15/20 .......        353         499
Northeast Utilities (Series B)
3.30%      06/01/08 .......        330         316
Northrop Grumman Corp.
4.08%      11/16/06 .......        610         605
NorthWestern Corp.
5.88%      11/01/14 .......        340         341
Novelis Inc.
7.50%      02/15/15 .......        970         905(b)
Ocean Energy, Inc.
4.38%      10/01/07 .......        195         193
Odyssey Re Holdings Corp.
7.65%      11/01/13 .......        570         596
Ohio Power Co. (Series E)
6.60%      02/15/33 .......        165         182
Owens Brockway Glass
   Container Inc.
6.75%      12/01/14 .......        880         854


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Pacific Gas & Electric Co.
6.05%      03/01/34 .......    $   255    $    263
PanAmSat Corp.
9.00%      08/15/14 .......        970       1,016(h)
Pemex Finance Ltd.
9.03%      02/15/11 .......        710         776
9.69%      08/15/09 .......        795         857(h)
Pemex Project Funding
   Master Trust
6.13%      08/15/08 .......        380         388
7.38%      12/15/14 .......        300         333(j)
Pepco Holdings, Inc.
5.04%      06/01/10 .......        595         598(i)
Potomac Edison Company
5.35%      11/15/14 .......        245         245(h)
Procter & Gamble - Esop (Series A)
9.36%      01/01/21 .......        500         643
Puget Energy, Inc.
3.36%      06/01/08 .......        335         322
5.48%      06/01/35 .......        330         320
Quest Diagnostics Inc.
6.75%      07/12/06 .......        325         328
Qwest Corp.
7.63%      06/15/15 .......      1,200       1,284(b,h)
Rabobank Capital Funding II
5.26%      12/31/49 .......        735         728(b,i)
Rabobank Capital Funding Trust
5.25%      12/29/49 .......        340         333(b,i)
RBS Capital Trust I
5.51%      09/29/49 .......        505         503(i)
Residential Capital Corp.
6.13%      11/21/08 .......        650         652
Road King Infrastructure
   Finance 2004 Ltd.
6.25%      07/15/11 .......        420         419
Rogers Cable Inc.
5.50%      03/15/14 .......        800         749
Royal Bank of Scotland Group PLC
7.65%      08/31/49 .......        530         640(i)
SBC Communications, Inc.
5.10%      09/15/14 .......        440         430
Simon Property Group LP (REIT)
4.60%      06/15/10 .......        330         322
4.88%      08/15/10 .......        520         512




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.
8.00%      03/15/12 .......   $    965    $    994(h)
Smithfield Foods Inc.
7.63%      02/15/08 .......        860         888
Sprint Capital Corp.
6.00%      01/15/07 .......        840         848(h)
8.38%      03/15/12 .......        230         267
8.75%      03/15/32 .......      1,120       1,482(h)
St. Paul Travelers Companies, Inc.
5.50%      12/01/15 .......        330         333
Standard Chartered Bank
   Hong Kong Ltd.
4.38%      12/03/14 .......        310         310(i)
State of Illinois
4.95%      06/01/23 .......        170         166
5.10%      06/01/33 .......        330         326
Stewart Enterprises, Inc.
7.75%      02/15/13 .......      1,050       1,008(b,h)
Sumitomo Mitsui Banking Corp.
5.63%      07/29/49 .......        235         234(b,i)
Telefonos de Mexico S.A. de C.V.
4.50%      11/19/08 .......        240         235
5.50%      01/27/15 .......        250         247
TELUS Corp.
7.50%      06/01/07 .......        605         625
8.00%      06/01/11 .......        330         371
Tesoro Corp.
6.25%      11/01/12 .......        250         251(b)
6.63%      11/01/15 .......        430         434(b)
The Kroger Company
6.80%      12/15/18 .......        320         342
Thomson Corp.
5.50%      08/15/35 .......        325         316
Time Warner Entertainment Co. LP
8.38%      07/15/33 .......        460         543
Time Warner, Inc.
6.88%      05/01/12 .......        150         160
TXU Electric Delivery Co.
5.00%      09/01/07 .......        335         334
6.38%      05/01/12 .......        120         126
Tyson Foods, Inc.
7.25%      10/01/06 .......         19          19
UBS Preferred Funding Trust I
8.62%      10/29/49 .......        335         383(i)
UFJ Bank Ltd.
7.40%      06/15/11 .......        505         557



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC
6.75%      07/15/13 .......   $    205    $    223
Union Pacific Corp.
6.65%      01/15/11 .......        350         375
United Rentals North America, Inc.
7.75%      11/15/13 .......      1,010         985(h)
Valero Energy Corp.
3.50%      04/01/09 .......        535         510
Verizon
6.50%      09/15/11 .......        340         351
Verizon Global Funding Corp.
7.75%      06/15/32 .......        455         541
Verizon Pennsylvania Inc.
8.75%      08/15/31 .......        330         405
Viacom, Inc.
5.63%      05/01/07 .......        200         201
VTB Capital SA for Vneshtorgbank
5.25%      09/21/07 .......      1,065       1,065(b,i)
Wells Fargo & Co.
5.25%      12/01/07 .......        180         181
Westar Energy, Inc.
5.15%      01/01/17 .......        230         224
Westfield Capital
   Corporation Limited
4.38%      11/15/10 .......        485         469(b)
Westlake Chemical Corp.
8.75%      07/15/11 .......        760         813
Weyerhaeuser Co.
6.13%      03/15/07 .......        123         125
Wisconsin Electric Power
3.50%      12/01/07 .......        410         400
XTO Energy, Inc.
7.50%      04/15/12 .......        425         476
                                           119,465

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.7%

Banc of America Large Loan
4.53%      06/15/18 .......      1,000       1,000(b,h,i)
Bank of America Alternative
   Loan Trust
6.50%      07/25/35 .......        448         457(h)
Bear Stearns Commercial
   Mortgage Securities
6.02%      02/14/31 .......        750         769(h)
CalSTRS Trust
4.13%      11/20/12 .......        938         924(b,h)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Countrywide Asset-Backed
   Certificates
4.66%      07/25/35 .......  $   1,000    $  1,000(h,i)
Crusade Global Trust (Class A)
4.69%      09/18/34 .......         98          98(h,i)
CS First Boston Mortgage
   Securities Corp.
1.54%      03/15/35 .......     13,208         606(b,g,h,i)
5.00%      07/15/37 .......      8,090         252(b,d,g,h,i)
6.13%      04/15/37 .......        520         547(h)
CS First Boston Mortgage
   Securities Corp. (Class A)
4.51%      07/15/37 .......        485         474(h)
First Union-Lehman Brothers-
   Bank of America
6.56%      11/18/35 .......        725         744(h)
GMAC Commercial Mortgage
   Securities, Inc.
6.42%      05/15/35 .......      1,115       1,149(h)
6.47%      04/15/34 .......        300         318(h)
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
5.00%      12/10/41 .......     13,089         357(d,g,h,i)
Granite Mortgages PLC (Class 1)
4.35%      01/20/43 .......      1,391       1,394(h,i)
Greenwich Capital Commercial
   Funding Corp.
5.12%      04/10/37 .......        626         628(h)
Impac CMB Trust
4.64%      04/25/35 .......      1,545       1,545(h,i)
Impac CMB Trust (Class A)
4.76%      12/25/33 .......        298         298(h,i)
JPMorgan Chase Commercial
   Mortgage Securities Corp.
1.16%      01/12/39 .......      7,571         313(b,g,h,i)
6.47%      11/15/35 .......        457         487(h)
LB-UBS Commercial
   Mortgage Trust
4.06%      09/15/27 .......      1,033       1,004(h,i)
4.51%      12/15/29 .......        467         453(h)
4.53%      01/15/36 .......      3,221         228(b,d,g,h)
4.74%      03/15/34 .......      1,953          30(b,d,g,h,i)
4.92%      01/18/12 .......     10,589         348(d,g,h,i)
6.23%      03/15/26 .......        371         384(h)
7.01%      02/15/40 .......      8,216         177(b,d,g,h,i)
7.33%      03/15/36 .......      8,489         246(b,d,g,h,i)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
   Trust (Class A)
6.13%      12/15/30 .......    $   832    $    876(h)
6.65%      11/15/27 .......      1,505       1,612(h)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%      07/14/16 .......        103         110(b,h)
LB-UBS Commercial Mortgage
   Trust (Class X)
7.20%      12/15/39 .......      7,039         126(b,d,g,h,i)
Master Alternative Loans Trust
5.00%      08/25/18 .......        483          65(g,h)
6.50%      08/25/34 - 05/25/35   1,909       1,941(h)
Master Alternative Loans
   Trust (Class 3)
6.50%      01/25/35 .......        467         473(h)
Morgan Stanley Dean Witter
   Capital I
4.57%      04/15/34 .......      1,422          34(b,d,g,h,i)
4.81%      10/15/35 .......      2,179          49(b,d,g,h,i)
Morgan Stanley Dean
   Witter Capital I (Class A)
6.39%      10/15/35 .......      1,000       1,065(h)
6.54%      02/15/31 .......        675         698(h)
Morgan Stanley Dean Witter
   Capital I (Class X)
1.46%      02/01/31 .......        221          10(b,g,h,i)
Nomura Asset Securities
   Corp. (Class A)
6.59%      03/15/30 .......      1,409       1,456(h)
Puma Finance Ltd. (Class A)
4.31%      10/11/34 .......        392         392(h,i)
4.68%      03/25/34 .......        312         312(h,i)
Residential Mortgage Securities
4.38%      08/10/30 .......      1,884       1,884(b,h,i)
Structured Asset Securities
   Corp. (Class X)
2.05%      02/25/28 .......        781          40(g,i)
Wachovia Bank Commercial
   Mortgage Trust
5.22%      07/15/42 .......         50          50(h,i)
Washington Mutual Inc.
4.71%      01/25/45 .......      1,565       1,567(h,i)
4.72%      01/25/45 .......        802         803(h,i)
                                            29,793




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
SOVEREIGN BONDS -- 1.6%

Government of Bahamas
6.63%      05/15/33 .......    $   405    $    469(b,h)
Government of Brazil
8.75%      02/04/25 .......        425         470
Government of Brazilian
11.00%     08/17/40 .......        860       1,109(j)
Government of Colombia
6.14%      11/16/15 .......        270         275(h,i)
Government of Indonesia
7.50%      01/15/16 .......        430         446(b)
8.50%      10/12/35 .......        420         457(b)
Government of Peru
7.35%      07/21/25 .......      1,015       1,000
Government of Turkey
7.38%      02/05/25 .......        415         428
11.88%     01/15/30 .......        415         638
Government of Vietnam
6.88%      01/15/16 .......        420         438(b,h)
Province of Saskatchewan
   Canada
8.50%      07/15/22 .......        170         234
                                             5,964

TOTAL BONDS AND NOTES
   (COST $399,971) ........                393,935

                              NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------
Zurich Regcaps Funding Trust I
   (COST $702) ............        680         684 (b)

                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN -- 19.9%
--------------------------------------------------------------------------------

ASSET BACKED -- 10.1%

American Express Credit Account
   Master Trust (Class A)
4.49%      12/15/08 .......    $   600         600(i)
Arran Master Trust (Class A)
4.46%      12/15/10 .......      2,000       2,000(i)



--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
   Trust (Class A)
4.43%      04/15/08 .......     $3,000    $  3,001(i)
Citibank Credit Card
    Issuance Trust
4.57%      03/20/09 .......      1,000       1,000(i)
4.75%      03/07/08 .......      1,062       1,062(i)
CNH Wholesale Master Note
   Trust (Class A)
4.48%      06/15/11 .......      1,000       1,000(i)
Countrywide Asset-Backed
   Certificates
4.47%      11/25/35 .......      2,981       2,982(i)
4.81%      05/25/33 .......         82          82(i)
Countrywide Asset-Backed
   Certificates (Class 2)
4.68%      06/25/33 .......         36          36(i)
Countrywide Home Equity Loan
   Trust (Class A)
4.61%      05/15/28 .......      1,515       1,516(i)
First USA Credit Card Master
   Trust (Class A)
4.52%      05/17/10 .......      1,500       1,504(i)
Fremont Home Loan Trust
4.58%      04/25/35 .......      2,000       2,001(i)
GMAC Mortgage Corp. Loan Trust
4.47%      08/25/35 .......      2,000       1,998(i)
Gracechurch Card Funding
   PLC (Class A)
4.39%      11/16/09 .......      2,680       2,681(i)
4.40%      02/17/09 .......      3,000       3,001(i)
GSAA Trust
4.78%      05/25/34 .......        232         232(h,i)
Long Beach Mortgage Loan Trust
4.50%      09/25/35 .......      3,421       3,422(i)
4.65%      11/25/34 .......        390         390(i)
Residential Asset Mortgage
   Products, Inc.
4.65%      12/25/33 .......      2,000       2,003(i)
Residential Asset Securities Corp.
4.63%      01/25/36 .......      3,000       3,000(i)
Saxon Asset Securities Trust
4.67%      08/25/35 .......        203         204(i)
Structured Asset Securities Corp.
4.58%      02/25/35 .......      4,000       4,003(i)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN INCOME FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT      VALUE
--------------------------------------------------------------------------------
Wachovia Asset Securitization
   Inc. (Class A)
4.60%      06/25/34 .......     $1,182    $  1,183(i)
                                            38,901

CORPORATE NOTES -- 3.5%

Countrywide Financial Corp.
4.34%      11/03/06 .......      2,000       2,000(i)
Countrywide Home Loans, Inc.
4.64%      03/29/06 .......      2,500       2,500(i)
Marsh & McLennan
   Companies Inc.
4.27%      07/13/07 .......      1,000         997(i)
Toyota Motor Credit Corp.
4.44%      09/15/06 .......      8,000       8,000(i)
                                            13,497

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.3%

Banc of America Large Loan
4.58%      03/15/08 .......      3,500       3,499(b,i)
Granite Master Issuer PLC
4.45%      12/20/54 .......      5,000       5,005(i)
4.58%      12/20/24 .......      4,000       4,005(i)
GSAMP Trust
4.53%      12/25/35 .......      1,000       1,000(i)
Holmes Financing PLC (Class A)
4.30%      01/15/08 .......      2,000       2,000(i)
Impac CMB Trust (Class 1)
4.74%      10/25/34 .......      1,633       1,633(i)
Interstar Millennium Trust (Class A)
4.69%      03/14/36 .......        143         143(i)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
4.54%      10/15/17 .......      1,989       1,989(b,i)
MortgageIT Trust (Class A)
4.68%      08/25/35 .......      4,510       4,509(i)
National RMBS Trust
4.61%      03/20/34 .......        318         318(i)
                                            24,101

TOTAL SECURITIES PURCHASED WITH COLLATERAL
   FROM SECURITIES ON LOAN
   (COST $76,495*) ........                 76,499

TOTAL INVESTMENTS IN SECURITIES
   (COST $477,168) ........                471,118





--------------------------------------------------------------------------------
                               NUMBER
                             OF SHARES      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.1%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

GEI Short Term Investment Fund
4.42% .....................  7,487,934    $  7,488 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 5.2%

GEI Short Term Investment Fund
4.42% ..................... 20,028,109      20,028 (d,l)

TOTAL SHORT-TERM INVESTMENTS
   (COST $27,516) .........                 27,516

TOTAL INVESTMENTS
   (COST $504,684) ........                498,634

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (29.5)% .........               (113,558)
                                          --------

NET ASSETS-- 100.0% .......               $385,076
                                          ========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The Elfun Income Fund had the following long futures contracts open at December 31, 2005:

                             NUMBER   CURRENT    UNREALIZED
                  EXPIRATION   OF    NOTIONAL   APPRECIATION/
DESCRIPTION          DATE   CONTRACTS  VALUE    DEPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury Notes
  5 Yr. Futures   March 2006   155    $16,483      $  (16)
                                                   ------

The Elfun Income Fund had the following short futures contracts open at December 31, 2005:

                             NUMBER   CURRENT    UNREALIZED
                  EXPIRATION   OF    NOTIONAL   APPRECIATION/
DESCRIPTION          DATE   CONTRACTS  VALUE    DEPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury Notes
  10 Yr. Futures  March 2006   50     $(5,470)     $    8
                                                   ------
                                                   $   (8)
                                                   ======




* $62,196 of the cost of these securities reflects the investment of cash collateral from securities on loan at December 31, 2005.

---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Elfun Money Market Fund
--------------------------------------------------------------------------------
                                                                             Q&A


THE ELFUN MONEY MARKET FUND IS MANAGED BY DONALD J. DUNCAN. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 93.

Q. HOW DID THE ELFUN MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2005?

A. For the twelve-month period ended December 31, 2005, the Elfun Money Market Fund returned 3.00%. The 90-Day U.S. Treasury Bill, the Fund's benchmark, returned 3.22% and the Fund's Lipper peer group of 353 Money Market funds returned an average of 2.37% for the same period.


Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDING DECEMBER 31, 2005.

A. Despite major problems announced by both General Motors and Ford in the spring, hurricanes hitting the gulf coast in early fall, and continued high energy prices, the U.S. economy maintained a robust pace of growth in 2005. Low interest rates and new affordability mortgage-products (e.g. interest-only, negative amortization) have helped home sales stay at lofty levels. Consumer health improved which supported spending and business investment improved as well. Although still moderate by historical standards, inflation figures picked up slightly during the year, which kept the Federal Reserve Board steadfast in its goal of removing accommodation by raising rates. In 2005, the Federal Reserve Board met and raised its target Fed funds rate 8 times, in increments of 25 bps to 4.25%. As a result of the Federal Reserve's continued endorsement of higher rates, the yield on the 2-year treasuries increased 133 bps to 4.4%. Due to moderate inflation expectations and strong foreign buying, the 10-year treasury yields rose only 17 bps to 4.39%.


Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The primary driver of Fund performance relative to the benchmark resulted from positioning along the short end of the yield curve. The average maturity of the Fund was kept shorter than the 90-day benchmark to take advantage of rising short-term rates as a result of the Federal Reserve's policy during the year. However, as the yield curve flattened, the benchmark yield rose less than yields in the Fund, which proved detrimental to Fund performance.



                                             [PHOTO OF DONALD J. DUNCAN OMITTED]
--------------------------------------------------------------------------------
62

Elfun Money Market Fund
                                              Understanding Your Fund's Expenses
--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


TJULY 1, 2005 - DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------
                                 ACCOUNT VALUE AT                ACCOUNT VALUE                 EXPENSES
                                 THE BEGINNING OF                AT THE END OF                PAID DURING
                                  THE PERIOD ($)                THE PERIOD ($)              THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------
Actual Fund Return**                 1,000.00                      1,017.50                      1.12
---------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
    (2.5% for the period)            1,000.00                       1,023.81                     1.13
---------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.22% (FROM PERIOD JULY 1, 2005 - DECEMBER 31, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2005 WAS: 1.75%.

Elfun Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                            [LINE GRAPH OMITTED]

          Elfun Money Market Fund     90-Day U.S. T-Bill
          (ending value $14,614)      (ending value $14,330)
12/95     $10,000.00                  $10,000.00
12/96      10,523.37                   10,515.71
12/97      11,096.57                   11,062.53
12/98      11,694.85                   11,604.58
12/99      12,292.90                   12,158.65
12/00      13,080.08                   12,888.82
12/01      13,624.70                   13,335.04
12/02      13,885.92                   13,552.48
12/03      14,026.63                   13,691.66
12/04      14,188.19                   13,883.02
12/05      14,614.17                   14,329.60



           AVERAGE ANNUAL TOTAL RETURN
     FOR THE PERIODS ENDED DECEMBER 31, 2005
----------------------------------------------------
                           ONE     FIVE     TEN
                           YEAR    YEAR     YEAR
----------------------------------------------------
Elfun Money Market Fund    3.00%    2.24%   3.87%

90 Day U.S. T-Bill         3.22%    2.14%   3.66%



--------------------------------------------------------------------------------

                          LIPPER PERFORMANCE COMPARISON

                             MONEY MARKET PEER GROUP


                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/05


                                                    ONE     FIVE   TEN
                                                    YEAR    YEAR   YEAR

  Fund's rank in peer group: ....................     11       2       1

  Number of Funds in peer group: ................    353     298     186

  Peer group average annual total return: .......    2.37%   1.59%   3.32%

--------------------------------------------------------------------------------


--------------------------------------------
      FUND YIELD AT DECEMBER 31, 2005
--------------------------------------------
                                 IBC'S
                    FUND      MONEY FUND*
--------------------------------------------
  7-day current    4.24%+        3.65%
--------------------------------------------
  7-day effective   4.33%        3.72%
--------------------------------------------

CURRENT YIELD REPRESENTS INCOME EARNED ON AN
INVESTMENT IN THE ELFUN MONEY MARKET FUND FOR
A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT
COULD BE SLIGHTLY HIGHER BECAUSE IT REFLECTS
THE COMPOUNDING EFFECT OF EARNINGS ON
REINVESTED DIVIDENDS.
--------------------------------------------


                               INVESTMENT PROFILE
             A fund designed for investors who seek a high level of
          current income consistent with prudent investment management and the preservation of capital by investing primarily
        in short-term, U.S. dollar denominated money market instruments.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE ELFUN MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
  REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT DECEMBER 31, 2005.

* IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD FOR ALL MAJOR MONEY MARKET
  FUNDS.

SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

ELFUN MONEY MARKET FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ELFUN MONEY MARKET FUND
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $312,542 AS OF DECEMBER 31, 2005.

        [PIE CHART OMITTED]

Time Deposit                0.1%
Commercial Paper           32.3%
Certificates of Deposit    23.8%
Corporate Notes            18.2%
U.S. Governments           14.0%
Repurchase Agreements      11.6%



--------------------------------------------------------------------------------
                             PRINCIPAL  AMORTIZED
                                AMOUNT       COST
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 99.6%+
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 14.0%

U.S. AGENCIES

Federal Home Loan
   Mortgage Corp.
3.73%      01/10/06 ........   $18,020    $ 18,003(d)
3.80%      07/12/06 ........    12,500      12,500
4.01%      01/17/06 ........       510         509(d)
4.32%      04/25/06 ........    13,010      12,836(d)
                                            43,848

COMMERCIAL PAPER -- 32.2%

Abbey National PLC
4.50%      01/03/06 ........    15,310      15,306
Bank of America Corp.
4.19%      01/31/06 ........    12,560      12,516
Barclays PLC
4.16%      01/09/06 ........    12,560      12,548
Credit Suisse First Boston
4.21%      01/23/06 ........    12,310      12,278



--------------------------------------------------------------------------------
                             PRINCIPAL   AMORTIZED
                                AMOUNT        COST
--------------------------------------------------------------------------------
Deutsche Bank AG
4.39%      01/03/06 ........   $12,230    $ 12,227
Goldman Sachs Group
4.36%      01/04/06 ........    12,230      12,226
HBOS PLC
4.16%      02/02/06 ........    12,540      12,494
Preferred Receivables
   Funding Corp.
4.24%      01/24/06 ........     7,890       7,869
Sheffield Receivables Corp.
4.29%      01/13/06 ........     3,550       3,545
                                           101,009

REPURCHASE AGREEMENTS -- 11.6%

UBS
   4.27% dated 12/30/05,
   $36,327 to be received on
   01/03/06, collateralized
   by $37,040 Government-
   Sponsored Enterprise
   Bond, 6.25%, maturing
   02/01/11 ................    36,310      36,310

CERTIFICATES OF DEPOSIT -- 23.7%

Calyon
4.17%      01/09/06 ........    12,570      12,570
Dexia Credit Local S.A.
4.34%      02/02/06 ........    12,350      12,350
First Tennessee Bank
4.31%      01/31/06 ........     6,560       6,560
4.35%      01/31/06 ........     5,810       5,810
Lloyds Bank PLC
4.04%      01/06/06 ........    12,430      12,430
Toronto-Dominion Bank
4.45%      03/23/06 ........    12,260      12,260
Wells Fargo Bank
4.34%      01/09/06 ........    10,550      10,550
4.40%      01/06/06 ........     1,760       1,760
                                            74,290

CORPORATE NOTES -- 18.1%

American Express Credit Corp.
4.39%      01/05/06 ........     6,460       6,465(i)
4.51%      09/19/06 ........       530         531(i)




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

ELFUN MONEY MARKET FUND
Schedule of Investments
                                     (dollars in thousands) -- December 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             PRINCIPAL   AMORTIZED
                                AMOUNT        COST
--------------------------------------------------------------------------------
Canadian Imperial Bank
4.35%      01/23/06 ........   $12,280    $ 12,280(i)
HSBC Finance Corp.
4.55%      06/22/06 ........    12,530      12,535(i)
Morgan Stanley
4.30%      02/03/06 ........    12,560      12,560(i)
Societe Generale
4.33%      10/31/06 ........    12,560      12,558(i)
                                            56,929

TIME DEPOSIT -- 0.0%*

State Street Corp.
3.95%      01/03/06 ........       156         156(e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $312,542) .........               312,542

OTHER ASSETS AND LIABILITIES,
   NET-- 0.4% ..............                 1,099
                                          --------

NET ASSETS-- 100% ..........              $313,641
                                          ========




---------
See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Notes to Performance (unaudited)
--------------------------------------------------------------------------------


Information on the preceding performance pages relating to the Funds' one year total return is audited, all other information, including the portfolio manager Q&A pages, is unaudited.

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

A portion of the Elfun Tax-Exempt Income Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI
EAFE), Lehman Brothers Aggregate Bond Index (LB Aggregate), and the Lehman Brothers Municipal Bond Index (LBMI) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

S&P 500 is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. MSCI(R) EAFE(R) is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. LB Aggregate is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. LBMI is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the Elfun Diversified Fund for which we use the specific Lipper peer group and the Elfun Money Market Fund which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or shareholder publication thresholds. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

Notes to Schedules of Investments
--------------------------------------------------------------------------------
(dollars in thousands) --  December 31, 2005


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, as amended, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $4,722; $5,908; $12,549; and $41,745 or 1.64%, 2.27%, 0.72% and
    10.84% of net assets for the Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2005.

(j) All or a portion of the security is out on loan.

(k) Step coupon Bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of December 31, 2005 (as a percentage of net assets) as follows:

                AMBAC            15.1%
                MBIA             14.4%
                FSA               9.3%
                FGIC              5.8%

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+   Percentages are based on net assets as of December 31, 2005.

*   Less than 0.1%.

**  Principal amount is less than $500 (dollars not in thousands).


ABBREVIATIONS:

ADR -- American Depositary Receipt

AMBAC -- AMBAC Indemnity Corporation

FGIC -- Financial Guaranty Insurance Corporation

FSA -- Financial Security Assurance

GDR -- Global Depositary Receipt

MBIA -- Municipal Bond Investors Assurance Corporation

Regd. -- Registered

REIT -- Real Estate Investment Trust

REMIC -- Real Estate Mortgage Investment Conduit

SPDR -- Standard & Poor's Depository Receipts

STRIPS -- Separate Trading of Registered Interest and Principal of Security

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN INTERNATIONAL EQUITY FUND                           2005        2004         2003        2002         2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .................    $18.57       $16.17      $11.63      $14.82       $18.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................      0.42         0.34        0.24        0.19         0.30
   Net realized and unrealized
      gains (losses) on investments ................      3.24         2.39        4.53       (3.16)       (3.87)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .....      3.66         2.73        4.77       (2.97)       (3.57)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........................      0.41         0.33        0.23        0.19         0.27
   Net realized gains ..............................        --           --          --          --         0.02
   Return of capital ...............................        --           --          --        0.03           --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................      0.41         0.33        0.23        0.22         0.29
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .......................    $21.82       $18.57      $16.17      $11.63       $14.82
==================================================================================================================

TOTAL RETURN(A) ....................................    19.69%       16.90%      41.04%    (20.03)%     (19.07)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ..........  $287,527     $239,329    $204,211    $146,832    $194,306
   Ratios to average net assets:
      Net investment income ........................     2.16%        2.01%       1.82%       1.33%       1.74%
      Net expenses .................................     0.23%        0.31%       0.42%       0.63%       0.26%
      Gross expenses ...............................     0.23%        0.32%       0.42%       0.63%       0.26%
   Portfolio turnover rate .........................       42%          38%         34%         44%         53%
------------------------------------------------------------------------------------------------------------------

ELFUN TRUSTS                                              2005         2004        2003        2002         2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .................    $55.13       $55.28      $46.47      $60.19       $67.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................      0.62         0.76        0.47        0.46         0.50
   Net realized and unrealized
      gains (losses) on investments ................     (0.14)        3.63       10.17      (12.46)       (4.53)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .....      0.48         4.39       10.64      (12.00)       (4.03)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........................      0.64         0.76        0.46        0.47         0.50
   Net realized gains ..............................      4.23         3.78        1.37        1.23         2.80
   Return of capital ...............................        --           --          --        0.02           --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................      4.87         4.54        1.83        1.72         3.30
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .......................    $50.74       $55.13      $55.28      $46.47       $60.19
==================================================================================================================

TOTAL RETURN(A) ....................................     0.80%        7.94%      22.95%    (19.91)%      (5.98)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ..........$2,273,709   $2,444,850  $2,377,213  $1,986,967   $2,552,776
   Ratios to average net assets:
      Net investment income ........................     1.12%        1.34%       0.92%       0.85%        0.79%
      Net expenses .................................     0.11%        0.15%       0.19%       0.17%        0.16%
      Gross expenses ...............................     0.11%        0.15%       0.19%       0.17%        0.16%
   Portfolio turnover rate .........................       13%          13%          9%         11%           9%


---------
See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN DIVERSIFIED FUND                                    2005         2004        2003         2002        2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ..................   $19.43       $19.34      $16.25       $18.39      $20.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ............................     0.44         0.42        0.34         0.43        0.56
   Net realized and unrealized
      gains (losses) on investments .................     0.35         1.26        3.11        (2.12)      (1.10)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ......     0.79         1.68        3.45        (1.69)      (0.54)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............................     0.44         0.42        0.36         0.45        0.57
   Net realized gains ...............................     1.04         1.17        0.00*          --        0.51
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................................     1.48         1.59        0.36         0.45        1.08
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ........................   $18.74       $19.43      $19.34       $16.25      $18.39
==================================================================================================================

TOTAL RETURN(A) .....................................    4.02%        8.70%      21.25%      (9.15)%     (2.73)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ........... $259,930     $256,472    $235,832     $194,980    $212,490
   Ratios to average net assets:
      Net investment income .........................    2.21%        2.13%       1.93%        2.42%       2.92%
      Net expenses ..................................    0.22%        0.23%       0.27%        0.32%       0.21%
      Gross expenses ................................    0.22%        0.24%       0.27%        0.32%       0.21%
   Portfolio turnover rate ..........................     118%         138%        124%         123%        109%
------------------------------------------------------------------------------------------------------------------


ELFUN TAX-EXEMPT INCOME FUND                              2005         2004        2003         2002        2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ................     $11.91       $12.00      $12.05       $11.60      $11.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................       0.54         0.55        0.57         0.59        0.60
   Net realized and unrealized
      gains (losses) on investments ...............      (0.12)       (0.03)       0.01         0.51       (0.06)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ...........       0.42         0.52        0.58         1.10        0.54
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................       0.54         0.55        0.57         0.59        0.60
   Net realized gains .............................       0.04         0.06        0.06         0.06        0.02
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................       0.58         0.61        0.63         0.65        0.62
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ......................     $11.75       $11.91      $12.00       $12.05      $11.60
==================================================================================================================

TOTAL RETURN(A) ...................................      3.64%        4.49%       4.95%        9.71%       4.70%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ......... $1,741,535   $1,697,548  $1,773,090   $1,724,282  $1,590,697
   Ratios to average net assets:
      Net investment income .......................      4.56%        4.60%       4.72%        4.99%       5.13%
      Net expenses ................................      0.13%        0.12%       0.12%        0.10%       0.14%
      Gross expenses ..............................      0.13%        0.12%       0.12%        0.10%       0.14%
   Portfolio turnover rate ........................        32%          32%         41%          22%         22%


---------
See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
--------------------------------------------------------------------------------
SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEARS INDICATED

ELFUN INCOME FUND                                       2005          2004        2003          2002        2001
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............    $11.42        $11.60      $11.78        $11.27      $11.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................      0.54          0.46        0.45          0.53        0.68
   Net realized and unrealized
      gains (losses) on investments ..............     (0.25)        (0.00)*      0.02          0.60        0.18
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ..........      0.29          0.46        0.47          1.13        0.86
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................      0.53          0.46        0.47          0.55        0.69
   Net realized gains ............................      0.04          0.18        0.18          0.07          --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................      0.57          0.64        0.65          0.62        0.69
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .....................    $11.14        $11.42      $11.60        $11.78      $11.27
===================================================================================================================

TOTAL RETURN(A) ..................................     2.58%         4.07%       4.04%        10.24%       7.97%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ........  $385,076      $396,359    $413,209      $416,565    $336,747
   Ratios to average net assets:
      Net investment income ......................     4.74%         3.99%       3.82%         4.59%       5.94%
      Net expenses ...............................     0.21%         0.19%       0.18%         0.24%       0.19%
      Gross expenses .............................     0.21%         0.19%       0.18%         0.24%       0.19%
   Portfolio turnover rate .......................      317%          351%        361%          317%        238%
-------------------------------------------------------------------------------------------------------------------

ELFUN MONEY MARKET FUND                                 2005          2004        2003          2002        2001
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............     $1.00         $1.00       $1.00         $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .........................      0.03          0.01        0.01          0.02        0.04
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ..........      0.03          0.01        0.01          0.02        0.04
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................      0.03          0.01        0.01          0.02        0.04
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................      0.03          0.01        0.01          0.02        0.04
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .....................     $1.00         $1.00       $1.00         $1.00       $1.00
===================================================================================================================

TOTAL RETURN(A) ..................................     3.00%         1.15%       1.01%         1.91%       4.16%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ........  $313,641      $315,279    $351,686      $378,462    $383,171
   Ratios to average net assets:
      Net investment income ......................     3.06%         1.24%       1.05%         1.65%       4.05%
      Net expenses ...............................     0.19%         0.18%       0.17%         0.20%       0.17%
      Gross expenses .............................     0.19%         0.18%       0.17%         0.20%       0.17%


---------
NOTES TO FINANCIAL HIGHLIGHTS

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND ASSUME NO SALES CHARGE.
  * LESS THAN 0.01 PER SHARE.

---------
See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS
AND LIABILITIES DECEMBER 31, 2005
(AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
                                                                       ELFUN
                                                                   INTERNATIONAL        ELFUN             ELFUN
                                                                    EQUITY FUND         TRUSTS       DIVERSIFIED FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $207,123;
       $1,443,380; $237,157; $1,634,629; $477,168
       and $0, respectively) ....................................     $282,126         $2,233,902        $262,185
   Short-term investments (at amortized cost) ...................       50,408             37,176          16,711
   Short-term affiliated investments (at amortized cost) ........        3,938             39,172           2,571
   Restricted cash** ............................................          127                 --              --
   Foreign currency (cost $763; $0; $29; $0; $0;
       and $0, respectively) ....................................          759                 --              29
   Receivable for investments sold ..............................           --                 --             112
   Income receivables ...........................................          310              2,722             819
   Receivable for fund shares sold ..............................          560                214              16
   Variation margin receivable ..................................           --                 --              17
-------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..............................................      338,228          2,313,186         282,460
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to unitholders ..........................           --                 75              --
   Payable upon return of securities loaned .....................       50,408             37,176          16,711
   Payable for investments purchased ............................           --                 --           5,563
   Payable for fund units redeemed ..............................          126              1,409              70
   Payable to GEAM ..............................................          142                817             186
   Variation margin payable .....................................           25                 --              --
-------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .........................................       50,701             39,477          22,530
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................     $287,527         $2,273,709        $259,930
=========================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ..............................................      226,508          1,481,374         235,496
   Undistributed (distribution in excess of)
       net investment income ....................................          126                 --              --
   Accumulated net realized gain (loss) .........................      (14,149)             1,813            (649)
   Net unrealized appreciation/(depreciation) on:
       Investments ..............................................       75,002            790,522          25,028
       Futures ..................................................           52                 --              57
       Foreign currency related transactions ....................          (12)                --              (2)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................     $287,527         $2,273,709        $259,930
-------------------------------------------------------------------------------------------------------------------------
Units outstanding (Par value $10; $10; $10; $10; $10;
   and $1, respectively; unlimited shares authorized) ...........       13,177             44,813          13,867
Net asset value, offering and redemption price per unit .........     $  21.82         $    50.74        $  18.74


-----------------------------------------------------------------------------------------------------------------------
                                                                         ELFUN
                                                                      TAX-EXEMPT         ELFUN             ELFUN
                                                                      INCOME FUND     INCOME FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $207,123;
       $1,443,380; $237,157; $1,634,629; $477,168
       and $0, respectively) ....................................      $1,720,523       $471,118           $     --
   Short-term investments (at amortized cost) ...................              --             --            312,542
   Short-term affiliated investments (at amortized cost) ........          14,485         27,516                 --
   Restricted cash** ............................................              --             --                 --
   Foreign currency (cost $763; $0; $29; $0; $0;
       and $0, respectively) ....................................              --             --                 --
   Receivable for investments sold ..............................              --          6,779                 --
   Income receivables ...........................................          23,297          3,671                458
   Receivable for fund shares sold ..............................             160            170              1,587
   Variation margin receivable ..................................              --              1                 --
-----------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS ..............................................       1,758,465        509,255            314,587
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to unitholders ..........................           1,931            514                 68
   Payable upon return of securities loaned .....................              --         82,224                 --
   Payable for investments purchased ............................          13,711         40,966                 --
   Payable for fund units redeemed ..............................             451            148                565
   Payable to GEAM ..............................................             837            327                313
   Variation margin payable .....................................              --             --                 --
-----------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .........................................          16,930        124,179                946
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................      $1,741,535       $385,076           $313,641
=======================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ..............................................       1,655,820        393,769            313,780
   Undistributed (distribution in excess of)
       net investment income ....................................              --            663               (139)
   Accumulated net realized gain (loss) .........................            (180)        (3,296)                --
   Net unrealized appreciation/(depreciation) on:
       Investments ..............................................          85,895         (6,052)                --
       Futures ..................................................              --             (8)                --
       Foreign currency related transactions ....................              --             --                 --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................      $1,741,535       $385,076           $313,641
-----------------------------------------------------------------------------------------------------------------------
Units outstanding (Par value $10; $10; $10; $10; $10;
   and $1, respectively; unlimited shares authorized) ...........         148,248         34,570            313,793
Net asset value, offering and redemption price per unit .........      $    11.75       $  11.14           $   1.00

* Includes $47,824; $36,172; $15,993 and $80,050 of securities on loan in the Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund and Elfun Income Fund, respectively.
** Cash on deposit with a broker as collateral for international futures contracts.

---------
See Notes to Financial Statements.

72 & 73

-------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
(AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
                                                                       ELFUN
                                                                   INTERNATIONAL        ELFUN             ELFUN
                                                                    EQUITY FUND         TRUSTS       DIVERSIFIED FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividends ................................................        $ 6,349        $  26,111           $ 3,147
      Interest* ................................................            210               70             2,920
      Interest from affliated investments** ....................            129            2,724               256
      Less: Foreign taxes withheld .............................           (661)            (158)             (131)
-------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ................................................          6,027           28,747             6,192
-------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration expenses .....................            148            1,267               188
      Transfer agent expenses ..................................            145              613               112
      Unitholder servicing agent expenses ......................            108              456                84
      Custody and accounting expenses ..........................            128               93               136
      Professional fees ........................................             14              133                14
      Registration, filing, printing and
         miscellaneous expenses ................................             35              125                33
-------------------------------------------------------------------------------------------------------------------------
       TOTAL EXPENSES ..........................................            578            2,687               567
      Less: Fee reimbursement from transfer
         agent (See note 2) ....................................             (5)             (20)               (4)
-------------------------------------------------------------------------------------------------------------------------
       NET EXPENSES ............................................            573            2,667               563
-------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .......................................          5,454           26,080             5,629
=========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   REALIZED GAIN (LOSS) ON:
      Investments ..............................................         23,552          178,622            13,818
      Futures ..................................................            373               --               (50)
      Written options ..........................................             --               --                 9
      Foreign currency related transactions ....................           (135)              --               (29)

   INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
      (DEPRECIATION) ON:
      Investments ..............................................         18,088         (187,638)           (9,190)
      Futures ..................................................             (2)              --                38
      Written options ..........................................             --               --                (9)
      Foreign currency related transactions ....................            (21)              --                (9)
-------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
       on investments ..........................................         41,855           (9,016)            4,578
-------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS .........................................        $47,309        $  17,064           $10,207
=========================================================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                         ELFUN
                                                                      TAX-EXEMPT         ELFUN             ELFUN
                                                                      INCOME FUND     INCOME FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INCOME:
      Dividends ................................................         $     --        $    41        $    --
      Interest* ................................................           80,203         18,522         10,131
      Interest from affliated investments** ....................              799            836             --
      Less: Foreign taxes withheld .............................               --             --             --
-----------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ................................................           81,002         19,399         10,131
-----------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration expenses .....................            1,518            374            286
      Transfer agent expenses ..................................              244            143            115
      Unitholder servicing agent expenses ......................              180            106             86
      Custody and accounting expenses ..........................               74            148             44
      Professional fees ........................................               97             22             18
      Registration, filing, printing and
         miscellaneous expenses ................................               81             46             40
-----------------------------------------------------------------------------------------------------------------------
       TOTAL EXPENSES ..........................................            2,194            839            589
      Less: Fee reimbursement from transfer
         agent (See note 2) ....................................               (8)            (5)            (4)
-----------------------------------------------------------------------------------------------------------------------
       NET EXPENSES ............................................            2,186            834            585
-----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .......................................           78,816         18,565          9,546
=======================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   REALIZED GAIN (LOSS) ON:
      Investments ..............................................            4,813         (2,136)            --
      Futures ..................................................               --           (514)            --
      Written options ..........................................               --             54             --
      Foreign currency related transactions ....................               --            (58)            --

   INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
      (DEPRECIATION) ON:
      Investments ..............................................          (23,019)        (5,845)            --
      Futures ..................................................               --           (136)            --
      Written options ..........................................               --            (53)            --
      Foreign currency related transactions ....................               --            (34)            --
-----------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
       on investments ..........................................          (18,206)        (8,722)            --
-----------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS .........................................         $ 60,610        $ 9,843        $ 9,546
=======================================================================================================================

* Income attributable to security lending activity, net of rebate expenses, for the Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund and Elfun Income Fund was $198, $72, $49 and $305, respectively.
** Income attributable to security lending activity, net of rebate expenses, for the Elfun Income Fund was $136.






---------
See Notes to Financial Statements.





74 & 75

-------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES
IN NET ASSETS FOR THE YEARS ENDED
DECEMBER 31, 2005 AND 2004 (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------
                                                                  ELFUN
                                                              INTERNATIONAL                    ELFUN
                                                               EQUITY FUND                     TRUSTS
-------------------------------------------------------------------------------------------------------------------
                                                           2005         2004            2005           2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..........................  $  5,454      $  4,266      $   26,080     $   31,804
      Net realized gain (loss) on investments, futures,
         written options, and foreign currency
         related transactions ........................    23,790        14,412         178,622        158,149
      Net increase (decrease) in unrealized appreciation/
         (depreciation) on investments, futures and
         foreign currency related transactions .......    18,065        15,741        (187,638)        (6,503)
-------------------------------------------------------------------------------------------------------------------
      Net increase from operations ...................    47,309        34,419          17,064        183,450
-------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income ..........................    (5,292)       (4,209)        (26,967)       (31,602)
      Net realized gains .............................        --            --        (176,836)      (157,754)
-------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................    (5,292)       (4,209)       (203,803)      (189,356)
-------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations
      and distributions ..............................    42,017        30,210        (186,739)        (5,906)
-------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units ....................    19,837        18,418          45,696         76,407
      Value of distributions reinvested ..............     4,685         3,724         151,295        141,334
      Cost of units redeemed .........................   (18,341)      (17,234)       (181,393)      (144,198)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions ....     6,181         4,908          15,598         73,543
-------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........    48,198        35,118        (171,141)        67,637

NET ASSETS
   Beginning of year .................................   239,329       204,211       2,444,850      2,377,213
-------------------------------------------------------------------------------------------------------------------
   END OF YEAR .......................................  $287,527      $239,329      $2,273,709     $2,444,850
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF YEAR ................  $    126      $     64      $       --     $      519

-------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND UNITS
-------------------------------------------------------------------------------------------------------------------
Units sold by subscription ...........................     1,024         1,094             852          1,370
Issued for distribution reinvested ...................       213           202           2,958          2,564
Units redeemed .......................................      (948)       (1,038)         (3,346)        (2,589)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units ................       289           258             464          1,345
===================================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                                                   ELFUN
                                                                     ELFUN                      TAX-EXEMPT
                                                                DIVERSIFIED FUND                INCOME FUND
---------------------------------------------------------------------------------------------------------------------
                                                               2005        2004            2005            2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..........................       $  5,629    $  5,160       $   78,816     $   79,319
      Net realized gain (loss) on investments, futures,
         written options, and foreign currency
         related transactions ........................         13,748      14,290            4,813         10,107
      Net increase (decrease) in unrealized appreciation/
         (depreciation) on investments, futures and
         foreign currency related transactions .......         (9,170)      1,132          (23,019)       (15,093)
---------------------------------------------------------------------------------------------------------------------
      Net increase from operations ...................         10,207      20,582           60,610         74,333
---------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income ..........................         (5,633)     (5,174)         (78,816)       (79,336)
      Net realized gains .............................        (13,505)    (14,306)          (6,489)        (9,053)
---------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................        (19,138)    (19,480)         (85,305)       (88,389)
---------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations
      and distributions ..............................         (8,931)      1,102          (24,695)       (14,056)
---------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units ....................         16,585      22,668          100,437         83,826
      Value of distributions reinvested ..............         16,440      16,737           58,169         61,252
      Cost of units redeemed .........................        (20,636)    (19,867)         (89,924)      (206,564)
---------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions ....         12,389      19,538           68,682        (61,486)
---------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........          3,458      20,640           43,987        (75,542)

NET ASSETS
   Beginning of year .................................        256,472     235,832        1,697,548      1,773,090
---------------------------------------------------------------------------------------------------------------------
   END OF YEAR .......................................       $259,930    $256,472       $1,741,535     $1,697,548
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF YEAR ................       $     --    $      2       $       --     $       --

---------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND UNITS
---------------------------------------------------------------------------------------------------------------------
Units sold by subscription ...........................            860       1,154            8,446          7,027
Issued for distribution reinvested ...................            872         863            4,904          5,149
Units redeemed .......................................         (1,064)     (1,011)          (7,578)       (17,468)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units ................            668       1,006            5,772         (5,292)
=====================================================================================================================


--------------------------------------------------------------------------------------------------------------
                                                                     ELFUN                     ELFUN
                                                                  INCOME FUND            MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
                                                              2005         2004          2005         2004
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..........................      $ 18,565     $ 15,937      $  9,546    $   4,055
      Net realized gain (loss) on investments, futures,
         written options, and foreign currency
         related transactions ........................        (2,654)       5,912            --           --
      Net increase (decrease) in unrealized appreciation/
         (depreciation) on investments, futures and
         foreign currency related transactions .......        (6,068)      (6,018)           --           --
--------------------------------------------------------------------------------------------------------------
      Net increase from operations ...................         9,843       15,831         9,546        4,055
--------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income ..........................       (18,463)     (16,105)       (9,227)      (3,735)
      Net realized gains .............................        (1,242)      (6,071)           --           --
--------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................       (19,705)     (22,176)       (9,227)      (3,735)
--------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations
      and distributions ..............................        (9,862)      (6,345)          319          320
--------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units ....................        21,282       27,634       134,457      120,758
      Value of distributions reinvested ..............        13,718       15,724         8,079        3,230
      Cost of units redeemed .........................       (36,421)     (53,863)     (144,493)    (160,715)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions ....        (1,421)     (10,505)       (1,957)     (36,727)
--------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........       (11,283)     (16,850)       (1,638)     (36,407)

NET ASSETS
   Beginning of year .................................       396,359      413,209       315,279      351,686
--------------------------------------------------------------------------------------------------------------
   END OF YEAR .......................................      $385,076     $396,359      $313,641    $ 315,279
==============================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF YEAR ................      $    663     $    619      $   (139)   $    (458)

--------------------------------------------------------------------------------------------------------------
CHANGES IN FUND UNITS
--------------------------------------------------------------------------------------------------------------
Units sold by subscription ...........................         1,880        2,373       134,457      120,758
Issued for distribution reinvested ...................         1,216        1,366         8,079        3,230
Units redeemed .......................................        (3,226)      (4,655)     (144,493)    (160,715)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units ................          (130)        (916)       (1,957)     (36,727)
==============================================================================================================






---------
See Notes to Financial Statements.



76 & 77

                                                               December 31, 2005
Notes to Financial Statements
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

The Elfun Funds (each a "Fund" and collectively the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Funds operate as Employees' Securities Companies (as defined in the 1940 Act) and as such are exempt from certain provisions of the 1940 Act.

GE Asset Management Incorporated ("GEAM"), the Funds' investment adviser, is a wholly owned subsidiary of General
Electric Company.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION AND TRANSACTIONS

Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

                                                               December 31, 2005
Notes to Financial Statements
--------------------------------------------------------------------------------


SECURITY LENDING

Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY

Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currency are translated to U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized exchange gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS

Certain Funds may invest in futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS

Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond

                                                               December 31, 2005
Notes to Financial Statements
--------------------------------------------------------------------------------


markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS

As part of their investment strategies, certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each of the Funds may purchase or sell securities on a when-issued and forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts would appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or lia-

                                                               December 31, 2005
Notes to Financial Statements
--------------------------------------------------------------------------------


bility) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contract's terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS

Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES
(DOLLARS IN THOUSANDS)

The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of their taxable net investment income, tax-exempt income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At December 31, 2005, information on the tax components of capital is as follows:

                                                                                                    NET TAX
                                 COST OF               GROSS TAX             GROSS TAX           APPRECIATION/
                                INVESTMENTS           UNREALIZED            UNREALIZED          (DEPRECIATION)
                             FOR TAX PURPOSES        APPRECIATION          DEPRECIATION         ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Elfun International
   Equity Fund                 $   262,246            $  77,049             $  (2,823)            $  74,226
Elfun Trusts                     1,519,728              810,925               (20,403)              790,522
Elfun Diversified Fund             257,134               31,953                (7,620)               24,333
Elfun Tax-Exempt
   Income Fund                   1,649,113               86,412                  (517)               85,895
Elfun Income Fund                  504,960                2,330                (8,656)               (6,326)
Elfun Money
   Market Fund                     312,542                  --                     --                    --

                                                               December 31, 2005
Notes to Financial Statements
--------------------------------------------------------------------------------

                                          NET TAX
                                       APPRECIATION/       UNDISTRIBUTED     UNDISTRIBUTED           POST
                                     (DEPRECIATION) ON        INCOME/      LONG-TERM GAINS/         OCTOBER
                                  DERIVATIVES, CURRENCY    (ACCUMULATED      (ACCUMULATED           LOSSES
                                   AND OTHER NET ASSETS   ORDINARY LOSS)     CAPITAL LOSS)     (SEE DETAIL BELOW)
-------------------------------------------------------------------------------------------------------------------
Elfun International Equity Fund             $40               $  126           $(13,373)          $     --
Elfun Trusts                                 --                   --              1,813                 --
Elfun Diversified Fund                       (1)                  --                102                 --
Elfun Tax-Exempt Income Fund                 --                   --                 --               (180)
Elfun Income Fund                            --                  700             (1,896)            (1,171)
Elfun Money Market Fund                      --                 (139)                --                 --

As of December 31, 2005, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended December 31, 2005, the Elfun International Equity Fund utilized approximately $23,215 of capital loss carryovers.

FUND                                         AMOUNT                 EXPIRES
--------------------------------------------------------------------------------
Elfun International Equity Fund             $13,373                 12/31/11
Elfun Income Fund                             1,896                 12/31/13

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2005 as follows:

                                             CAPITAL          CURRENCY
--------------------------------------------------------------------------------
Elfun Tax-Exempt Income Fund                $   180              $--
Elfun Income Fund                             1,133               38

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2005 was as follows:

                                         EXEMPT             ORDINARY             LONG-TERM
                                        INTEREST             INCOME           CAPITAL GAINS            TOTAL
------------------------------------------------------------------------------------------------------------------
Elfun International Equity Fund    $       --               $  5,292      $         --             $    5,292
Elfun Trusts                               --                 28,266              175,537             203,803
Elfun Diversified Fund                     --                  5,708               13,430              19,138
Elfun Tax-Exempt Income Fund              76,561               4,138                4,606              85,305
Elfun Income Fund                          --                 19,525                  180              19,705
Elfun Money Market Fund                    --                  9,227                --                  9,227

                                                               December 31, 2005
Notes to Financial Statements
--------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS
(DOLLARS IN THOUSANDS)

Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund declare net investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay net realized capital gains distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) treatment of realized gains and losses on foreign currency contracts. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2005 were as follows:


                                      UNDISTRIBUTED
                                     NET INVESTMENT        ACCUMULATED            PAID IN
                                         INCOME        NET REALIZED LOSS          CAPITAL
------------------------------------------------------------------------------------------
Elfun International Equity Fund           $(100)              $ 136                $(36)
Elfun Trusts                                368                (368)                 --
Elfun Diversified Fund                        2                  (2)                 --
Elfun Tax-Exempt Income Fund                 --                  --                  --
Elfun Income Fund                           (58)                 58                  --
Elfun Money Market Fund                      --                  --                  --


INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis, including accounting of discounts and amortizing of premiums on bonds to call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

EXPENSES

Expenses of the Funds which are directly identifiable to a specific Fund are allocated to that Fund. Expenses which are not directly identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

TRANSFER AGENT CONVERSION EXPENSES

On September 18, 2004, the Funds changed its Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc. (PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund complex. For the year ended December 31, 2005, PFPC paid $46,348 (total dollars not in thousands) of those conversion expenses related to the Funds.

                                                               December 31, 2005
Notes to Financial Statements
--------------------------------------------------------------------------------


3.   LINE OF CREDIT

The Funds share a revolving credit facility of up to $25 million with a number of their affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 bps and is borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Funds during the period ended December 31, 2005.


4. AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION EXPENSES

During 2005, the Funds incurred expenses for the cost of services rendered by GEAM as investment adviser and for services GEAM rendered as unitholder servicing agent. These expenses are included as advisory and administration expenses and unitholder servicing agent expenses in the Statements of Operations. The Trustees received no compensation as Trustees for the Elfun Funds.

GENPACT (formerly General Electric Capital International Services*) performs certain accounting and certain administration services not provided by GEAM. For the year ending December 31, 2005, $31,143 (dollars in thousands) was charged to the Funds and was allocated pro rata across Funds based upon relative net assets. Administrative services not performed by GEAM or GENPACT were provided by an unaffiliated service provider.

* AS OF SEPTEMBER 28, 2005 THE NAME WAS CHANGED FROM GENERAL ELECTRIC CAPITAL INTERNATIONAL SERVICES TO GENPACT.



5.   INVESTMENT TRANSACTIONS
     (DOLLARS IN THOUSANDS)

PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the year ended December 31, 2005, were as follows:
                                         PURCHASES                  SALES
--------------------------------------------------------------------------------
Elfun International Equity Fund         $  110,157               $  102,831
Elfun Trusts                               296,641                  445,550
Elfun Diversified Fund                     308,096                  299,579
Elfun Tax-Exempt Income Fund               620,248                  538,715
Elfun Income Fund                        1,566,469                1,487,865

                                                               December 31, 2005
Notes to Financial Statements
--------------------------------------------------------------------------------


OPTIONS

During the year ended December 31, 2005, the following option contracts were written:

                                            ELFUN DIVERSIFIED FUND                        ELFUN INCOME FUND
                                         ----------------------------             -----------------------------
                                            NUMBER                                   NUMBER
                                         OF CONTRACTS         PREMIUM             OF CONTRACTS          PREMIUM
-----------------------------------------------------------------------------------------------------------------
 Balance as of December 31, 2004                 56          $   22                       344         $    133
 Written                                    330,208              45                 2,041,267              274
 Closed and Expired                        (330,264)            (67)               (2,041,611)            (407)
-----------------------------------------------------------------------------------------------------------------
 Balance as of December 31, 2005                 --              --                        --               --
-----------------------------------------------------------------------------------------------------------------


SECURITY LENDING

At December 31, 2005, the following Funds participated in securities lending:

                                             LOANED SECURITIES
                                               AT MARKET VALUE                      CASH
                                        (INCLUDING ACCRUED INTEREST)             COLLATERAL*
--------------------------------------------------------------------------------------------------
Elfun International Equity Fund                   $47,824                          $50,260
Elfun Trusts                                       36,172                           37,031
Elfun Diversified Fund                             15,993                           16,624
Elfun Income Fund                                  80,506                           82,224

* COLLATERAL OF $50,408; $37,176; AND $16,711 FOR ELFUN INTERNATIONAL EQUITY FUND, ELFUN TRUSTS, AND ELFUN DIVERSIFIED FUND DECREASED BY $148, $145, AND $87, RESPECTIVELY, ON JANUARY 3, 2006 TO REFLECT THE DECEMBER 30, 2005 CHANGE IN VALUE OF SECURITIES ON LOAN.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------



[LOGO OMITTED]
KPMG

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
ELFUN FUNDS:

We have audited the accompanying statements of assets and liabilities of the Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, and Elfun Money Market Fund, including the schedules of investments, as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodians and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, and Elfun Money Market Fund, as of December 31, 2005, and the results of their operations, the changes in their net assets and their financial highlights for each of the years described above, in conformity with U.S generally accepted accounting principles.


                                                      /S/KPMG LLP

Boston, Massachusetts
February 15, 2006

Tax Information, unaudited
--------------------------------------------------------------------------------
For the year ended December 31, 2005



The following funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended December 31, 2005, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the total amount of taxes paid by the Funds follows:


                                                 TOTAL FOREIGN     TOTAL FOREIGN
       FUND                                     SOURCE INCOME       TAXES PAID
       -------------------------------------------------------------------------
       Elfun International Equity Fund            $6,326,971         $550,972


Of the dividends paid from net investment income by the Elfun Tax-Exempt Fund for the calendar year ended December 31, 2005, 97.21% represent exempt interest dividends for Federal income tax purposes.

During the year ended December 31, 2005, the following Funds paid to shareholders of record on December 27, 2005, the following long-term capital gain dividends reported on Form 1099 for 2005:


       FUND                                                    PER SHARE AMOUNT
       -------------------------------------------------------------------------
       Elfun Trusts                                                $4.19671
       Elfun Diversified Fund                                       1.03510
       Elfun Tax-Exempt Income Fund                                 0.03126
       Elfun Income Fund                                            0.00525


For the year ended December 31, 2005, certain dividends paid by the fund may be subject to maximum income tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid from net investment income during the fiscal year, the following represent the amounts that may be considered qualified dividend income:


       FUND                                           QUALIFIED DIVIDEND INCOME
       -------------------------------------------------------------------------
       Elfun International Equity Fund                     $  3,412,993
       Elfun Trusts                                          20,433,404
       Elfun Diversified Fund                                 2,487,764


For corporate shareholders, the following represents the amounts that may be eligible for the dividends received deduction:


       FUND                                         DIVIDENDS RECEIVED DEDUCTION
       -------------------------------------------------------------------------
       Elfun Trusts                                             63.45%
       Elfun Diversified Fund                                   28.97%


Please consult a tax advisor if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Advisory Agreement Renewal, unaudited
--------------------------------------------------------------------------------

The Board of Trustees of each Fund considered and unanimously approved the continuance of the investment advisory agreements with GE Asset Management Incorporated ("GEAM") at a meeting held on April 4, 2005.

In considering whether to approve the Funds' investment advisory agreements, the Board members considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM personnel. In advance of the meeting, and in response to their request, the Board members received memoranda prepared by GEAM personnel, which set forth detailed information, including substantial exhibits and other materials, related to GEAM's business and the services it provides to each Fund. The Board members also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third-party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products that employ the same investment strategies as the Funds. The Board members also reviewed materials discussing the legal standards for the consideration of the proposed continuances. Before approving the Funds' advisory agreements, the Board members reviewed and discussed the proposed continuance of the agreements with GEAM personnel, including representatives from the legal and compliance departments, senior members of each relevant investment group (e.g., equity, fixed income) and research personnel. During the meeting, the Board members also had an opportunity to hear presentations by these representatives, and posed questions and engaged in substantive discussions with them concerning the Funds' operations and the investment process employed for each Fund.

In reaching their determinations relating to continuance of the agreements with respect to each Fund, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for each Fund separately, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and concurred that GEAM provides high quality advisory and administrative services to the Funds. In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience involving the types of Funds they oversee; (iv) access to significant technological resources from which the Funds may benefit; and (v) a favorable history and reputation. The Board members discussed the personnel changes made, and proposed to be made, by GEAM, and that GEAM would be expending significant sums to enhance services, including improvements to its information technology capabilities. The Board members noted that the Funds represent a proportionately smaller amount of the overall assets managed by GEAM, but benefit from a full array of services and resources provided by GEAM. In particular, the Board members discussed that the Funds benefit from a large staff of research analysts employed by GEAM. In light of the foregoing, the Board members concluded that the services provided by GEAM were of a high quality and had benefited the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS.

The Board members considered the investment performance of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in discussions regarding the investment process for each Fund, the portfolio management and supporting research personnel, the investment style and approach employed for each Fund, the likely market cycles for the investment style, and, in some instances, relative underperformance in certain periods in light of GEAM's commit-

Advisory Agreement Renewal, unaudited
--------------------------------------------------------------------------------


ment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board members concluded that the Funds' performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board members believed was most relevant.

COST OF THE SERVICES TO BE PROVIDED TO THE FUNDS.
The Board members considered the cost of the services provided by GEAM. The Board members noted that, under the investment advisory agreement, GEAM is reimbursed for its reasonable costs incurred in providing the services contemplated by the agreement and for the reasonable costs incurred by its affiliate, GE Investment Distributors, Inc. ("GEID"), in providing services specified in its agreement with the Funds as unitholder servicing agent. The Board members considered that the charges resulting from this arrangement involve all of the expenses incurred by GEAM and GEID with respect to the management and operations of the Funds, including, without limitation, indirect allocable overhead costs and the direct and indirect costs of GEAM and GEID personnel providing investment management and other services to the Funds. The Board members also noted that these charges may not include any element of profit. The Board members reviewed the information they had requested from GEAM personnel concerning the underlying assumptions and methods of cost allocation used by GEAM in allocating its costs and those of the other Fund service providers, including GEID. The Board members also discussed with GEAM personnel the basis for their belief that the methods of allocation used were reasonable and consistent across GEAM's business. Based on their review, the Board members concluded that they were satisfied that the assumptions and methods used in cost allocation and the level of expenses incurred by the Funds were not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED FOR THE BENEFIT OF FUND SHAREHOLDERS AS THE FUNDS GROW.

The Board members considered the extent to which economies of scale would be realized for the benefit of Fund investors as the Funds grow. The Board members recognized the significant benefits to the Funds resulting from their arrangement with GEAM, which causes them to bear only the reasonable costs incurred by GEAM and GEID, without any element of profit, for the substantial services they provide to the Funds. The Board members also recognized the benefits to the Funds of being able to leverage a favorable cost structure achieved with respect to the Funds' other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices. The Board members reviewed and concurred with information provided by GEAM personnel, which showed how significant Fund asset growth can reduce a Fund's operating expenses.

COMPARISON OF SERVICES TO BE RENDERED AND COSTS TO BE INCURRED.

The Board members discussed the services provided to the Funds by GEAM, and the costs incurred by the Funds for those services. The Board members reviewed information concerning the Funds' expense ratios, and comparative information with respect to similar products. They discussed that, in all cases, the Funds enjoy expense levels within or below the group of lowest cost funds in each peer group comparison. In light of this information, the Board members determined that the level of expenses incurred was reasonable in relation to the services provided to the Funds.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits to GEAM, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Funds benefit from the vast array of resources available through GEAM, and that the Funds represent a proportionately smaller amount of the overall assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members concluded that the proposed level of cost reimbursement to GEAM and projected total expense ratios for the Funds are reasonable in relation to the services provided. In view of these facts, the Board members concluded that the renewal of each advisory agreement was in the best interests of the Funds and their shareholders.

Additional Information, unaudited
--------------------------------------------------------------------------------


INFORMATION ABOUT TRUSTEES AND EXECUTIVE OFFICERS: The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Company is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
JOHN H. MYERS
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 60

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 19 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, Chief Executive Officer and Director of GEAM since 1997, Director of GEAM since 1988, and Executive Vice President of GEAM - Fixed Income and Alternative Investments from 1988-1996; President, Chief Executive Officer and Director of GEIC from 1997-2000 (when GEIC was merged into GEAM), Director of GEIC from 1987-2000, Executive Vice President - Fixed Income and Alternative Investments of GEIC from 1986-1996.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Hilton Hotels Corporation since 2000; Laffer Investments since 2000; The Pebble Beach Company since 1999; GE Capital Services, Inc. since 1997; Building with Books since 2000; The Pension Managers Advisory Committee of the New York Stock Exchange since 1997; The Warburg Pincus Advisory Board since 1995. He is also a Trustee of Wagner College. Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1986.


--------------------------------------------------------------------------------
DAVID B. CARLSON
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 48

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, Domestic Equities of GEAM since September 2003, Senior Vice President, Domestic Equities of GEAM from 1989 to 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1991.


--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 56

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 18 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 59

POSITION(S) HELD WITH FUND Trustee and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 18 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds since 1993 and GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 2001; Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information, unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RALPH R. LAYMAN
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 50

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 14 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - International Equity Investments of GEAM since 1993; Executive Vice President - International Equity Investments of GEIC from 1993-2000 (when GEIC was merged into GEAM); Senior Vice President - International Equity Investments of GEAM and GEIC from 1991 until 1993; Executive Vice President, Partner and Portfolio Manager of Northern Capital Management from 1989-1991; and prior thereto, Vice President and Portfolio Manager of Templeton Investment Counsel.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE  8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1993


--------------------------------------------------------------------------------
ROBERT A. MACDOUGALL*
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE  57

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Fixed Income and Director of GEAM since 1997; Executive Vice President - Fixed Income and Director of GEIC from 1997-2000 (when GEIC was merged into GEAM); Senior Vice President - Taxable Fixed Income of GEAM and GEIC from 1990-1996.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1997


--------------------------------------------------------------------------------
DONALD W. TOREY
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 49

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 12 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Director of GEAM since 1993; Executive Vice President - Alternative Investments of GEAM since 1997; Director of GEIC from 1993-2000 (when GEIC was merged into GEAM); Executive Vice President - Alternative Investments of GEIC from 1997-2000; Executive Vice President - Finance and Administration of GEAM and GEIC from 1993 to 1997; Manager - Mergers and Acquisitions Finance for GE from 1989-1993; Vice President
- Private Placements of GEIC from 1988-1989.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1993


--------------------------------------------------------------------------------
JOHN J. WALKER
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE 52

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 6 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Chief Financial Officer of GEAM since 1999; Chief Financial Officer of GEIC from 1999-2000 (when GEIC was merged into GEAM); Chief Financial Officer of GE Capital - Global Consumer Finance from 1996-1999; Chief Financial Officer of GE Capital Commercial Finance from 1992 to 1996; Finance Director of GE Capital - TIFC from 1988-1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Savings & Security Funds and
General Electric Pension Trust since 1999




* EFFECTIVE JANUARY 31, 2006, ROBERT A. MACDOUGALL RETIRED FROM ALL POSITIONS HELD WITH THE TRUST AND WITH GEAM.

Additional Information, unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JUDITH A. STUDER
--------------------------------------------------------------------------------
ADDRESS   c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   53

POSITION(S) HELD WITH FUND   Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Senior Vice President -
International Equities of GEAM since 1995; Senior Vice President - Domestic Equities of GEAM from 1991-1995; Vice President of Domestic Equities from 1987-1991.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of S&S Funds and General Electric
Pension Trust since 2004













--------------------------------------------------------------------------------
The Statement of Additional Information for the Funds includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Elfun Funds' Investment Team
--------------------------------------------------------------------------------


PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. The portfolio managers may change from time to time.

CHRISTOPHER D. BROWN is a Senior Vice President of GE Asset Management. He has served on the portfolio management team for the ELFUN DIVERSIFIED FUND since September 2003. Mr. Brown joined GE Asset Management in 1985 as a Manager of Funds Accounting. He became a U.S. Equity Analyst in 1989, a Vice President and portfolio manager in 1992, and a Senior Vice President in 1996.

DAVID B. CARLSON is a Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson is portfolio manager for ELFUN TRUSTS and has served in this capacity since 1988. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and a Director and Executive Vice President in 2003.

MICHAEL J. CAUFIELD is a Senior Vice President of GE Asset Management. He is portfolio manager of the ELFUN TAX-EXEMPT INCOME FUND and has served in that capacity since October 2000. Mr. Caufield joined GE Asset Management in 1987 as Vice President, Manager of Fixed Income Research & Analysis and was promoted to Senior Vice President in 1994.

ALFREDO CHANG is a Vice President of GE Asset Management. He has been a portfolio manager of the ELFUN INCOME FUND since March 2005. Mr. Chang joined GE Asset Management in July 2002 as a portfolio manager and was made responsible for the emerging market fixed income effort at GE Asset Management in November 2003. Mr. Chang was an assistant portfolio manager with Genworth Financial, formerly known as GE Financial Assurance, an affiliate of GE Asset Management, from August 2000 until he joined GE Asset Management in July 2002. Prior to that, he oversaw offshore investment portfolios at AIG Global Investment Corporation.

PAUL M. COLONNA is a Senior Vice President of GE Asset Management. Since January 2005, he has led the team of portfolio managers for the ELFUN INCOME FUND and has been responsible for the fixed income portion of the ELFUN DIVERSIFIED FUND. Prior to joining GE Asset Management in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

MARK DELANEY is a Vice President of GE Asset Management. He has been a member of the portfolio management team for the ELFUN INCOME FUND since joining GE Asset Management in April 2002. Prior to joining GE Asset Management, Mr. Delaney was the Assistant Investment Officer for the Public Employees Retirement System of Ohio.

DONALD J. DUNCAN is a Vice President of GE Asset Management. He is a portfolio manager of the ELFUN MONEY MARKET FUND and has served on the Fund's portfolio management team since the Fund's inception. Mr. Duncan joined GE Asset Management in 1988 in Trade Support and held several positions including Mutual Fund Controller. He was appointed Investment Manager Short Term Securities in 1990 and Vice President - Money Markets in 2002.

ERIC H. GOULD is a Vice President of GE Asset Management. He has been a portfolio manager for the ELFUN INCOME FUND since joining GE Asset Management in September 2000. Prior to joining GE Asset Management, Mr. Gould was a Senior Asset Manager for Metropolitan Life Insurance Company.

WILLIAM M. HEALEY is a Senior Vice President of GE Asset Management. He has served on the portfolio management teams for the ELFUN INCOME FUND since joining GE Asset Management in 1996. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the Fixed Income Group at MetLife.

Elfun Funds' Investment Team
--------------------------------------------------------------------------------


PORTFOLIO MANAGER BIOGRAPHIES  (CONTINUED)

BRIAN HOPKINSON is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the ELFUN INTERNATIONAL EQUITY FUND since joining GE Asset Management in October 1996. Prior to joining GE Asset Management, Mr.
Hopkinson worked for Fiduciary Trust International in both London and New York.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has led the team of portfolio managers for the ELFUN INTERNATIONAL EQUITY FUND since 1991 and has managed foreign investments for the ELFUN DIVERSIFIED FUND since September 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became and Executive Vice President in 1992.

JONATHAN L. PASSMORE is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the ELFUN INTERNATIONAL EQUITY FUND since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, International Equity.

VITA MARIE PIKE is a Vice President of GE Asset Management. She has served on the portfolio management team for the ELFUN INCOME FUND since March 2005. Prior to joining GE Asset Management in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

MICHAEL J. SOLECKI is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the ELFUN INTERNATIONAL EQUITY FUND since August 1999. He joined GE Asset Management in 1990 as an International Equity Analyst. He became a Vice President for International Equity Portfolios in 1996 and Senior Vice President in 2000.

JUDITH A. STUDER is a Director and Senior Vice President of GE Asset Management. She has served as a portfolio manager of the ELFUN INTERNATIONAL EQUITY FUND since May 1995. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - Domestic Equities in 1991 and Senior Vice President - International Equities in 1995.

Elfun Funds' Investment Team
--------------------------------------------------------------------------------


PORTFOLIO MANAGERS

ELFUN INTERNATIONAL EQUITY FUND
Team led by Ralph R. Layman

ELFUN TRUSTS
David B. Carlson

ELFUN DIVERSIFIED FUND
Christopher D. Brown
Ralph R. Layman
Paul M. Colonna

ELFUN TAX-EXEMPT INCOME FUND
Michael Caufield

ELFUN INCOME FUND
Team led by
Paul M. Colonna

ELFUN MONEY MARKET FUND
Donald J. Duncan


INVESTMENT ADVISER
GE Asset Management Incorporated


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP


CUSTODIAN
State Street Bank & Trust Company


UNITHOLDER SERVICING AGENT
Address all inquiries to:
GE Funds
c/o PFPC, Inc
P.O. Box 9838
Providence, RI 02940


OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, TRUSTEE, PRESIDENT,
AND CHIEF EXECUTIVE OFFICER
GE ASSET MANAGEMENT INCORPORATED

David B. Carlson, TRUSTEE, EVP, DOMESTIC EQUITIES

Michael J. Cosgrove, TRUSTEE, EVP, CHIEF COMMERCIAL OFFICER

Ralph R. Layman, TRUSTEE, EVP, INTERNATIONAL EQUITIES

Alan M. Lewis, TRUSTEE, EVP, GENERAL COUNSEL AND SECRETARY

Robert A. MacDougall, TRUSTEE, EVP, FIXED INCOME (RETIRED FROM ALL POSITIONS AS OF JANUARY 31, 2006)

Donald W. Torey, TRUSTEE, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, TRUSTEE, EVP, CHIEF FINANCIAL OFFICER

Judith A. Studer, TRUSTEE, SENIOR VICE PRESIDENT, INTERNATIONAL EQUITIES

Kathryn D. Karlic, TRUSTEE, EVP, FIXED INCOME (AS OF FEBRUARY 1, 2006)

Shareholder Services
--------------------------------------------------------------------------------


NEW ONLINE SERVICE

Your Elfun Mutual Fund accounts can now be accessed on the Internet at WWW.ELFUN.ORG.

Here are some of the benefits of our online service:

o View account balance and transaction history    o View and order tax forms
o Make exchanges                                  o View quarterly statements
o Redeem shares                                   o Change address
o Purchase shares                                 o Re-order money market checks

Many more features will be added to the web site in the future for your convenience.

NEW EXTENDED TELEPHONE SERVICE

Our Representatives at the Customer Service Center are available Monday to Friday from 8:30 AM to 8:00 PM Eastern Standard Time. Call toll-free, 1-800-242-0134, for assistance.

AUTOMATED VOICE RESPONSE SYSTEM

You can also access your account anytime during the day, 7 days a week by dialing 1-800-242-0134. Simply follow the menu to obtain information or make certain transactions.

CONTACT US BY MAIL

If you'd like to write to us, address your inquiries regarding your account(s) to:

GE Funds
c/o PFPC, Inc
P.O. Box 9838
Providence, RI 02940

We are continuing to upgrade a variety of services in order to give you the tools you need to manage your financial objectives. In the meantime, we welcome all your comments and suggestions.

Highly Rated Elfun Funds

                                                   MORNINGSTAR RATINGS(TM)
                                                 THROUGH DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                          FUND                        NUMBER OF                          STAR
                       (CATEGORY)                  FUNDS IN CATEGORY                    RATING
-----------------------------------------------------------------------------------------------------------------------------------
ELFUN INTERNATIONAL EQUITY -- (Foreign Large Blend)
-----------------------------------------------------------------------------------------------------------------------------------
                        Overall                           513                        [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        3 year                            513                        [star] [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        5 year                             378                       [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        10 year                           148                        [star] [star] [star] [star]

-----------------------------------------------------------------------------------------------------------------------------------
ELFUN TRUSTS -- (Large Blend)
-----------------------------------------------------------------------------------------------------------------------------------
                        Overall                           1353                       [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        3 year                            1353                       [star] [star]
                        ------------------------------------------------------------------------------------------------
                        5 year                           1065                        [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        10 year                           370                        [star] [star] [star] [star] [star]

-----------------------------------------------------------------------------------------------------------------------------------
ELFUN DIVERSIFIED -- (Moderate Allocation)
-----------------------------------------------------------------------------------------------------------------------------------
                        Overall                            868                       [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        3 year                             868                       [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        5 year                             664                       [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        10 year                            296                       [star] [star] [star] [star]

-----------------------------------------------------------------------------------------------------------------------------------
ELFUN TAX-EXEMPT INCOME -- (Muni National Intermediate)
-----------------------------------------------------------------------------------------------------------------------------------
                        Overall                           223                        [star] [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        3 year                            223                        [star] [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        5 year                            165                        [star] [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        10 year                           117                        [star] [star] [star] [star] [star]

-----------------------------------------------------------------------------------------------------------------------------------
ELFUN INCOME -- (Intermediate-Term Bond)
-----------------------------------------------------------------------------------------------------------------------------------
                        Overall                           901                        [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        3 year                            901                        [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        5 year                            691                        [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------
                        10 year                           351                        [star] [star] [star] [star]
                        ------------------------------------------------------------------------------------------------


================================================================================
Morningstar is an independent fund rating company that seeks to provide a non-biased rating system used in making investment decisions. A fund is rated in its broad asset class on a scale of one to five stars through the evaluation of the historical balance of risk and return after 3 years of performance.

Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top ten percent of the funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The ratings are subject to change every month. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten year (if applicable) Morningstar Rating metrics.

Investment return and principal value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Returns assume changes in share price and reinvestment of dividends and capital gains.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



        THIS DOES NOT CONSTITUTE A PART OF THE FUNDS' SHAREHOLDER REPORT

ELFUN FUNDS                                                      PRSRT STD
3001 SUMMER STREET                                             U.S. POSTAGE
STAMFORD, CT 06905                                                 PAID
                                                              Permit No. 1793
DISTRIBUTOR                                                    Lancaster, PA
GE INVESTMENT DISTRIBUTORS INC.
MEMBER NASD AND SIPC
3001 SUMMER STREET
P.O. BOX 7900
STAMFORD, CT 06904-7900
WWW.GEFUNDS.COM/ELFUN








--------------------------------------------------------------------------------
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first, second and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds' website at HTTP://WWW.GEFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC -- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds' website at
HTTP://WWW.GEFUNDS.COM; and (ii) on the Commission's website at
HTTP://WWW.SEC.GOV.
--------------------------------------------------------------------------------





[GE LOGO OMITTED]
                                                                    ELF 2 (2/06)
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $4,050 in 2004 and $5,114 in 2005.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the Elfun Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $334,355 in 2004 and $159,743 in 2005.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of John H. Myers and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/John H. Myers
      John H. Myers
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  March 07, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/John H. Myers
      John H. Myers
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  March 07, 2006

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, ELFUN FUNDS

Date:  March 07, 2006

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.